UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-08457

Exact name of registrant as specified in charter:	Delaware Group Foundation® Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Conservative Allocation Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 37.62%
U.S. Markets – 21.25%
Consumer Discretionary – 2.08%
†AFC Enterprises	1,805	$41,768
†Apollo Group Class A	3,975	143,855
†Bally Technologies	410	19,131
†BorgWarner	310	20,333
†Buffalo Wild Wings	355	30,757
CEC Entertainment	770	28,005
†Cheesecake Factory	780	24,929
Cinemark Holdings	1,255	28,677
Comcast Class A	9,300	297,320
Comcast Special Class	4,610	144,754
Cooper Tire & Rubber	1,550	27,187
DSW Class A	1,255	68,272
Ford Motor	8,260	79,213
†G-III Apparel Group	1,205	28,546
†Iconix Brand Group	2,125	37,124
†Jack in the Box	1,355	37,777
Jarden	2,020	84,880
Jones Group	910	8,700
†Jos. A Bank Clothiers	893	37,896
Lowe's	9,700	275,868
Macy's	2,150	73,853
†Madden (Steven)	1,280	40,640
McDonald's	1,400	123,942
National CineMedia	1,680	25,486
NIKE Class B	2,525	221,645
Nordstrom	1,650	81,989
†OpenTable	365	16,429
†Perry Ellis International	1,640	34,030
†priceline.com	610	405,356
Regal Entertainment Group Class A	1,400	19,264
†Shuffle Master	2,895	39,951
Staples	13,350	174,218
Starbucks	1,200	63,984
Starwood Hotels & Resorts Worldwide	150	7,956
Target	1,420	82,630
†Tenneco	1,130	30,307
Viacom Class B	2,160	101,563
		3,008,235
Consumer Staples – 1.91%
Archer-Daniels-Midland	13,250	391,139
Avon Products	15,700	254,497
Casey's General Stores	885	52,206
Coca-Cola	940	73,499
CVS Caremark	8,740	408,419
†Fresh Market	450	24,134
General Mills	1,920	73,997
J&J Snack Foods	675	39,893
Kimberly-Clark	4,450	372,776
Kraft Foods	6,973	269,297
PepsiCo	2,050	144,853
†Prestige Brands Holdings	1,370	21,660
Procter & Gamble	2,690	164,763
Safeway	14,800	268,620
†Susser Holdings	1,265	47,020
Walgreen	4,800	141,984
		2,748,757

Energy – 2.05%
Baker Hughes	560	23,016
Berry Petroleum Class A	765	30,340
Bristow Group	785	31,926
†Carrizo Oil & Gas	1,260	29,623
Chevron	4,140	436,769
ConocoPhillips	3,800	212,344
EOG Resources	4,655	419,462
Exxon Mobil	2,650	226,761
Halliburton	9,700	275,383
Hess	1,090	47,361
†Key Energy Services	2,970	22,572
Kinder Morgan	8,842	284,889
Lufkin Industries	480	26,074
Marathon Oil	10,900	278,713
National Oilwell Varco	550	35,442
†Newfield Exploration	1,200	35,172
Occidental Petroleum	660	56,608
†Pioneer Drilling	3,680	29,330
†RigNet	1,460	25,389
†Rosetta Resources	790	28,946
Schlumberger	1,830	118,785
†Swift Energy	1,010	18,796
Williams	9,100	262,262
		2,955,963
Financials – 3.38%
Acadia Realty Trust	350	8,113
AFLAC	1,600	68,144
Allstate	8,000	280,719
American Equity Investment Life Holding	3,155	34,737
American Tower	150	10,487
Ameriprise Financial	1,130	59,054
Apartment Investment & Management	475	12,839
AvalonBay Communities	300	42,444
Bank of New York Mellon	13,400	294,129
†BBCN Bancorp	2,015	21,943
BlackRock	440	74,721
Boston Properties	500	54,185
Brandywine Realty Trust	750	9,255
BRE Properties	175	8,754
Camden Property Trust	325	21,993
Capital One Financial	1,330	72,698
Cardinal Financial	2,310	28,367
CBL & Associates Properties	275	5,374
City Holding	650	21,899
CME Group	980	262,747
Colonial Properties Trust	450	9,963
DCT Industrial Trust	5,440	34,272
DDR	1,425	20,862
Digital Realty Trust	300	22,521
Dime Community Bancshares	1,995	26,514
Douglas Emmett	325	7,508
Duke Realty	325	4,758
DuPont Fabros Technology	1,340	38,270
EastGroup Properties	1,010	53,833
Education Realty Trust	1,000	11,080
Entertainment Properties Trust	795	32,682
Equity Lifestyle Properties	150	10,346
Equity Residential	975	60,801
Essex Property Trust	125	19,240
Extra Space Storage	325	9,945
Federal Realty Investment Trust	175	18,216
Flushing Financial	2,235	30,463
General Growth Properties	675	12,211
HCP	1,150	50,773
Health Care REIT	500	29,150
Healthcare Realty Trust	300	7,152
Highwoods Properties	475	15,984
Home Bancshares	1,020	31,192
Home Properties	305	18,715
Host Hotels & Resorts	6,615	104,649

@Independent Bank	1,000	29,210
†IntercontinentalExchange	2,990	406,579
JPMorgan Chase	3,930	140,419
Kilroy Realty	375	18,154
Kimco Realty	925	17,603
LaSalle Hotel Properties	1,765	51,432
Lexington Realty Trust	975	8,258
Liberty Property Trust	600	22,104
Macerich	675	39,859
Marsh & McLennan	8,300	267,508
National Retail Properties	1,560	44,132
Park National	510	35,573
†Piper Jaffray	980	22,961
Primerica	1,320	35,284
ProAssurance	350	31,182
Progressive	14,350	298,910
ProLogis	1,150	38,215
Prosperity Bancshares	745	31,312
Prudential Financial	1,510	73,129
PS Business Parks	150	10,158
Public Storage	350	50,544
Ramco-Gershenson Properties Trust	400	5,028
Rayonier	175	7,858
Regency Centers	500	23,785
Simon Property Group	975	151,769
SL Green Realty	325	26,078
Sovran Self Storage	885	44,330
State Street	1,550	69,192
†Strategic Hotels & Resorts	1,100	7,106
†Sunstone Hotel Investors	600	6,594
Susquehanna Bancshares	3,615	37,235
Tanger Factory Outlet Centers	520	16,666
Taubman Centers	175	13,503
†Texas Capital Bancshares	640	25,850
Travelers	5,540	353,673
Trustmark	1,020	24,970
UDR	625	16,150
Ventas	825	52,074
Vornado Realty Trust	500	41,990
†WageWorks	515	7,756
Walter Investment Management	200	4,688
Webster Financial	1,635	35,414
Wells Fargo	4,910	164,190
		4,882,127
Healthcare – 2.67%
Abbott Laboratories	1,810	116,691
†Acorda Therapeutics	1,055	24,856
†Air Methods	465	45,686
†Align Technology	1,380	46,175
Allergan	4,500	416,565
Baxter International	5,200	276,380
Cardinal Health	6,400	268,800
†Celgene	1,090	69,934
Conmed	1,015	28,085
†CryoLife	2,760	14,435
†Express Scripts	1,900	106,077
†Gilead Sciences	1,790	91,791
†Greenway Medical Technologies	1,295	21,121
†Haemonetics	515	38,167
†Incyte	1,260	28,602
†InterMune	1,505	17,985
Johnson & Johnson	4,590	310,100
Medicis Pharmaceutical Class A	620	21,173
Merck	11,250	469,688
†Merit Medical Systems	2,466	34,055
†ONYX Pharmaceuticals	250	16,613
Perrigo	1,700	200,481
Pfizer	20,648	474,904
Quality Systems	1,140	31,361
Quest Diagnostics	4,700	281,530

†Quidel	1,970	30,890
†Salix Pharmaceuticals	200	10,888
†Spectrum Pharmaceuticals	2,330	36,255
Thermo Fisher Scientific	1,560	80,980
UnitedHealth Group	2,470	144,495
†Vertex Pharmaceuticals	1,050	58,716
West Pharmaceutical Services	775	39,130
		3,852,609
Industrials – 2.04%
AAON	1,540	29,029
Acuity Brands	625	31,819
Applied Industrial Technologies	1,170	43,115
Barnes Group	1,430	34,735
Caterpillar	2,700	229,257
†Chart Industries	565	38,849
†Columbus McKinnon	1,635	24,672
†CRA International	860	12,633
Cummins	400	38,764
Deere	1,130	91,383
ESCO Technologies	760	27,694
†Esterline Technologies	755	47,074
Expeditors International of Washington	4,450	172,438
FedEx	550	50,386
Fluor	1,080	53,287
†FTI Consulting	655	18,831
General Electric	5,770	120,247
Granite Construction	955	24,935
Honeywell International	1,590	88,786
†Hub Group Class A	1,305	47,241
Hunt (J.B.) Transport Services	830	49,468
†Kadant	1,205	28,257
†KEYW Holding	2,100	21,084
†Kforce	2,595	34,929
Lockheed Martin	630	54,860
Manpower	740	27,121
McGrath RentCorp	775	20,538
†MYR Group	1,550	26,443
Northrop Grumman	4,600	293,434
Raytheon	5,400	305,586
Republic Services	1,080	28,577
Rockwell Collins	440	21,714
†RPX	860	12,341
†Tetra Tech	1,110	28,949
†Titan Machinery	1,125	34,166
Towers Watson Class A	980	58,702
Triumph Group	1,250	70,338
Union Pacific	860	102,607
United Stationers	1,275	34,361
United Technologies	1,690	127,646
URS	940	32,787
US Ecology	1,555	27,586
Waste Management	8,100	270,540
		2,937,209
Information Technology – 5.31%
Accenture Class A	1,300	78,117
†Adobe Systems	9,675	313,180
Adtran	1,170	35,322
†Amkor Technology	3,745	18,276
Anixter International	535	28,382
†Apple	2,030	1,185,519
†Applied Micro Circuits	4,100	23,452
†BMC Software	7,600	324,368
†Cirrus Logic	1,080	32,270
Cisco Systems	18,070	310,262
†Citrix Systems	450	37,773
†Cognizant Technology Solutions Class A	1,200	72,000
†comScore	1,090	17,941
†Dell	2,890	36,183
†eBay	760	31,928
†EMC	4,340	111,234

†EPAM Systems	870	14,781
†ExlService Holdings	665	16,386
†FARO Technologies	860	36,189
†Google Class A	860	498,860
Intel	14,260	380,029
International Business Machines	280	54,762
Intuit	6,075	360,551
†IXYS	2,025	22,619
j2 Global	1,305	34,478
†Liquidity Services	530	27,131
†LogMeln	925	28,231
MasterCard Class A	1,070	460,218
Microsoft	6,820	208,624
Motorola Solutions	5,614	270,090
†NETGEAR	655	22,604
†Nuance Communications	1,480	35,254
Plantronics	985	32,899
†Polycom	7,400	77,848
QUALCOMM	9,940	553,458
†QuinStreet	1,540	14,260
†Rofin-Sinar Technologies	770	14,576
†Semtech	980	23,834
†Shutterfly	695	21,330
†SolarWinds	265	11,543
†SS&C Technologies Holdings	1,520	38,000
†Synaptics	885	25,338
Syntel	390	23,673
†TeleTech Holdings	1,840	29,440
†Teradata	3,675	264,637
Texas Instruments	980	28,116
†ValueClick	1,655	27,125
†VeriSign	7,475	325,686
†ViaSat	605	22,851
Visa Class A	3,850	475,976
†Vocus	1,650	30,690
Xerox	37,300	293,551
†Yahoo	12,900	204,207
		7,666,052
Materials – 0.56%
Allegheny Technologies	720	22,961
Boise	3,570	23,491
Buckeye Technologies	565	16,097
†Castle (A.M.)	2,745	29,152
Celanese Class A	1,470	50,891
Cliffs Natural Resources	700	34,503
†Coeur d'Alene Mines	1,125	19,755
duPont (E.I.) deNemours	7,080	358,036
Eastman Chemical	1,090	54,903
†Ferro	5,280	25,344
Innophos Holdings	565	31,900
International Paper	1,880	54,351
Koppers Holdings	555	18,870
Silgan Holdings	645	27,535
†TPC Group	545	20,138
†US Silica Holdings	1,610	18,129
		806,056
Telecommunication Services – 0.89%
AT&T	13,330	475,348
Atlantic Tele-Network	515	17,371
†Crown Castle International	8,275	485,411
Lumos Networks	1	5
NTELOS Holdings	952	17,945
Verizon Communications	6,500	288,860
		1,284,940
Utilities – 0.36%
AGL Resources	1,080	41,850
Cleco	915	38,274
Edison International	6,000	277,200
MDU Resources Group	2,360	51,000
NorthWestern	685	25,140
OGE Energy	1,060	54,897
UIL Holdings	680	24,385
		512,746
Total U.S. Markets (cost $24,654,376)		30,654,694

§Developed Markets – 12.13%
Consumer Discretionary – 1.94%
Adidas	905	64,840
Bayerische Motoren Werke	3,141	227,209
British Sky Broadcasting Group	5,675	61,866
Cie Financiere Richemont Class A	1,150	63,120
Crown	4,600	40,238
Don Quijote	7,000	241,081
Eutelsat Communications	1,120	34,438
GKN	14,800	41,959
Hennes & Mauritz Class B	1,125	40,357
LVMH Moet Hennessy Louis Vuitton	305	46,398
McDonald's Holdings Japan	1,200	33,775
Nitori Holdings	496	46,786
Pirelli & C	3,710	39,112
PPR	836	119,105
Publicis Groupe	4,417	201,917
Reed Elsevier	5,050	40,475
Shimamura	400	46,222
Shimano	700	45,894
Sky City Entertainment Group	14,150	38,648
Sumitomo Rubber Industries	10,057	130,992
Suzuki Motor	2,600	53,385
Swatch Group Bearer Shares	130	51,360
Techtronic Industries	170,500	216,482
Toyota Motor	12,799	516,595
Yamada Denki	670	34,303
Yamaha	4,200	43,221
Yue Yuen Industrial Holdings	87,500	275,106
		2,794,884
Consumer Staples – 1.87%
Anheuser-Busch InBev	1,565	123,333
Aryzta	8,341	414,995
Asahi Group Holdings	2,200	47,266
British American Tobacco	2,650	134,722
Carlsberg Class B	2,487	196,229
Coca-Cola Amatil	19,474	267,698
Danone	705	43,794
Diageo	3,700	95,364
Greggs	21,073	166,466
Imperial Tobacco Group	1,425	54,901
Japan Tobacco	2,600	77,027
Kao	2,200	60,672
Koninklijke Ahold	4,150	51,385
L'Oreal	560	65,495
Nestle	3,070	183,134
Reckitt Benckiser Group	1,500	79,283
SABMiller	1,010	40,521
Tate & Lyle	4,650	47,224
Tesco	65,891	320,208
Unilever	1,690	56,738
Unilever CVA	2,710	90,489
Woolworths	2,830	77,928
		2,694,872
Energy – 0.66%
Aker Solutions	3,020	42,791
AMEC	2,375	37,439
BG Group	4,440	90,890
†Lundin Petroleum	1,655	30,964
Noble	1,740	56,602
Petrofac	1,560	34,049
Saipem	1,215	54,086
Santos	4,370	48,143
Subsea 7	11,196	221,258
Technip	570	59,377
Total	6,096	274,255
=Veripos	995	2,674
		952,528

Financials – 1.12%
AIA Group	18,200	62,864
Alterra Capital Holdings	1,500	35,025
AXA	15,235	203,584
City Developments	5,000	44,563
Daito Trust Construction	500	47,396
Erste Group Bank	1,915	36,353
London Stock Exchange Group	2,220	35,045
Man Group	31,750	37,990
Mitsubishi UFJ Financial Group	62,481	299,338
Muenchener Rueckversicherungs	430	60,648
Nordea Bank	30,248	260,522
Oversea-Chinese Banking	7,000	48,942
Seven Bank	17,700	45,453
Sony Financial Holdings	2,200	35,908
Standard Chartered	16,464	357,635
Swire Properties	3,950	11,895
		1,623,161
Healthcare – 1.67%
†Alkermes	2,690	45,649
Coloplast Class B	235	42,238
CSL	1,895	76,887
Dainippon Sumitomo Pharma	3,800	38,826
Fresenius	565	58,473
GlaxoSmithKline	8,750	198,741
†ICON ADR	1,305	29,402
Luxottica Group	1,175	41,011
Meda Class A	14,503	138,170
Miraca Holdings	1,000	41,518
Novartis	4,916	274,744
Novo Nordisk ADR	2,150	312,481
Novo Nordisk Class B	775	112,360
Roche Holding	1,160	200,286
Sanofi	3,659	276,869
Santen Pharmaceutical	900	36,985
Shire	1,885	54,230
Teva Pharmaceutical Industries ADR	11,023	434,747
		2,413,617
Industrials – 1.84%
ABB	4,000	65,285
Aeroports de Paris	465	35,156
Aggreko	1,230	39,999
Alstom	6,285	198,762
Brambles	7,850	49,802
Central Japan Railway	6	47,255
Cie de Saint-Gobain	2,690	99,350
Deutsche Post	14,281	252,571
DSV	1,600	31,712
East Japan Railway	6,125	384,596
Elbit Systems	1,040	35,810
European Aeronautic Defence & Space	1,650	58,534
FANUC	200	32,876
G4S	10,050	43,922
Hoya	2,100	46,263
IHI	16,000	34,224
Invensys	11,450	39,905
ITOCHU	27,937	293,636
Keppel	6,000	49,147
Kone Class B	1,000	60,367
Koninklijke Philips Electronics	3,099	61,041
Kurita Water Industries	1,800	41,636
Mitsubishi Electric	7,000	58,565
QR National	12,400	43,449
Rolls-Royce Holdings	2,300	30,998
Sandvik	3,840	49,218
Schneider Electric	1,140	63,338
Swire Pacific Class A	4,000	46,523

Teleperformance	11,663	257,688
Volvo Class B	5,000	57,134
Yamato Holdings	2,900	46,695
		2,655,457
Information Technology – 0.61%
ASM Pacific Technology	2,750	35,152
ASML Holding	1,470	75,461
Avago Technologies	1,280	45,952
Canon	2,100	83,812
†CGI Group Class A	14,576	350,351
Computershare	4,600	35,171
†Foxconn International Holdings	84,000	30,687
†InterXion Holding	1,490	26,984
SAP	1,135	67,180
Seiko Epson	4,600	46,681
Tokyo Electron	800	37,516
Trend Micro	1,300	38,298
		873,245
Materials – 1.75%
Agrium	270	23,887
Air Liquide	645	73,710
Anglo American	1,560	51,268
Anglo American ADR	2,900	47,498
†AuRico Gold	29,799	239,434
BASF	1,640	113,987
BHP Billiton Limited	5,310	173,010
Israel Chemicals	4,811	53,230
Johnson Matthey	1,000	34,679
Kansai Paint	4,000	42,863
Lafarge	2,281	101,821
Lonmin	4,100	49,873
Newcrest Mining	2,440	56,798
Rexam	58,642	387,020
Rio Tinto	5,867	278,812
Rio Tinto Limited	800	46,979
Sika Bearer Shares	22	42,465
Sumitomo Chemical	16,000	49,182
Syngenta	120	41,062
Syngenta ADR	3,700	253,228
Umicore	940	43,442
Yamana Gold	20,711	319,601
		2,523,849
Telecommunication Services – 0.34%
BT Group	23,100	76,540
KDDI	7	45,156
Tele2 Class B	2,930	45,372
Vodafone Group	88,140	247,732
Vodafone Group ADR	2,820	79,468
		494,268
Utilities – 0.33%
Centrica	10,200	50,998
National Grid	37,109	393,269
Shikoku Electric Power	1,600	34,012
		478,279
Total Developed Markets (cost $16,661,874)		17,504,160

XEmerging Markets – 4.24%
Consumer Discretionary – 0.29%
Grupo Televisa ADR	7,325	157,341
Hyundai Home Shopping Network	1,045	102,628
Hyundai Motor	275	56,655
LG Electronics	814	44,015
Mahindra & Mahindra	4,269	54,877
		415,516
Consumer Staples – 0.51%
Brazil Foods ADR	3,700	56,203
China Mengniu Dairy	14,000	37,072
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,500	59,985
Fomento Economico Mexicano ADR	1,100	98,175
†Hypermarcas	11,600	68,342

@Lotte Chilsung Beverage	72	92,695
@Lotte Confectionery	51	69,967
Tingyi Cayman Islands Holding	23,908	61,597
Tsingtao Brewery	10,004	57,166
United Spirits	6,171	76,447
Wal-Mart de Mexico Series V	21,763	58,207
		735,856
Energy – 0.71%
CNOOC ADR	400	80,500
Gazprom ADR	11,960	113,565
LUKOIL ADR	1,800	100,944
PetroChina ADR	475	61,342
Petroleo Brasileiro SA ADR	12,019	225,597
Polski Koncern Naftowy Orlen	3,392	38,202
PTT	8,172	83,319
#Reliance Industries GDR 144A	5,970	158,906
Rosneft Oil GDR	10,100	63,616
Sasol ADR	1,600	67,920
YPF ADR	2,300	28,405
		1,022,316
Financials – 0.67%
Banco Santander Brasil ADR	8,200	63,550
Bangkok Bank	11,668	71,167
China Construction Bank	99,080	68,452
#@=†Etalon Group GDR 144A	3,700	20,165
ICICI Bank ADR	1,600	51,856
Industrial & Commercial Bank of China	174,459	97,800
Itau Unibanco Holding ADR	5,200	72,384
@KB Financial Group ADR	3,727	121,836
Samsung Life Insurance	770	63,144
=Sberbank	44,716	119,249
Standard Bank Group	7,495	101,688
@†UEM Land Holdings	109,352	72,498
VTB Bank GDR	11,000	39,071
		962,860
Industrials – 0.20%
All America Latina Logistica	10,630	44,893
†Gol Linhas Aereas Inteligentes ADR	7,200	31,752
@KCC	396	97,419
Santos Brasil Participacoes	3,600	53,517
United Tractors	24,736	56,914
		284,495
Information Technology – 0.67%
†Baidu ADR	600	68,988
Hon Hai Precision Industry	53,327	161,729
LG Display ADR	4,600	43,470
MediaTek	6,000	55,586
Samsung Electronics	270	286,936
†Sina	1,000	51,810
†Sohu.com	1,600	71,424
Taiwan Semiconductor Manufacturing	22,034	60,502
Taiwan Semiconductor Manufacturing ADR	3,500	48,860
United Microelectronics	235,000	102,621
†WNS Holdings ADR	1,735	16,882
		968,808
Materials – 0.46%
Anglo American Platinum	806	48,044
ArcelorMittal South Africa	6,558	42,178
Braskem ADR	3,400	45,254
†Cemex ADR	10,559	71,062
†Fibria Celulose ADR	10,037	75,177
@Gerdau	4,000	28,825
Gerdau ADR	3,400	29,784
Impala Platinum Holdings	2,842	47,231
Siam Cement NVDR	2,100	21,100
Steel Authority of India	19,171	31,602
Ultratech Cement	2,704	74,086
Vale ADR	7,925	157,311
		671,654

Telecommunication Services – 0.73%
America Movil ADR		3,000	78,180
China Mobile ADR		2,600	142,142
China Telecom		136,000	59,697
China Unicom Hong Kong ADR		7,508	94,225
Chunghwa Telecom ADR		2,560	80,461
KT ADR		8,600	113,348
Mobile Telesystems ADR		3,300	56,760
MTN Group		3,344	57,956
SK Telecom ADR		13,000	157,300
Telefonica Brasil ADR		2,650	65,561
†Turkcell Iletisim Hizmet ADR		4,687	58,822
Vodacom Group		7,742	88,256
			1,052,708
Total Emerging Markets (cost $6,765,366)			6,114,213
Total Common Stock (cost $48,081,616)			54,273,067

Convertible Preferred Stock – 0.18%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		700	35,168
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		777	43,172
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		11	10,728
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		10	8,538
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		59	62,555
PPL 9.50% exercise price $28.80, expiration date 7/1/13		950	50,787
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		233	25,149
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		28	31,500
Total Convertible Preferred Stock (cost $277,367)			267,597

Exchange-Traded Funds – 0.04%
iShares MSCI EAFE Growth Index		875	46,865
iShares MSCI Japan Index Fund		1,150	10,822
Total Exchange-Traded Funds (cost $54,919)			57,687

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.53%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	USD	2,484	2,892
Series 2003-26 AT 5.00% 11/25/32		95,980	101,448
Series 2003-32 PH 5.50% 3/25/32		51,627	53,366
Series 2010-41 PN 4.50% 4/25/40		60,000	67,236
Series 2010-96 DC 4.00% 9/25/25		115,000	125,544
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		162,974	180,310
Series 4065 DE 3.00% 6/15/32		15,000	15,112
GNMA Series 2010-113 KE 4.50% 9/20/40		140,000	160,555
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		50,000	53,313
Total Agency Collateralized Mortgage Obligations (cost $711,118)			759,776

Agency Mortgage-Backed Securities – 9.28%
Fannie Mae S.F. 15 yr
4.00% 11/1/25		158,046	170,403
4.00% 1/1/26		259,844	276,507
5.00% 9/1/18		32,311	34,984
5.50% 7/1/22		38,582	42,191
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27		1,246,000	1,305,381
3.00% 8/1/27		865,000	904,601
3.00% 9/1/27		510,000	532,313
3.50% 8/1/27		4,665,000	4,890,233
Fannie Mae S.F. 20 yr 5.50% 8/1/28		67,538	73,786
Fannie Mae S.F. 30 yr
5.00% 2/1/35		5,499	5,983
5.00% 10/1/35		695,306	756,157
5.50% 2/1/37		70,112	76,598
5.50% 6/1/38		356,820	389,828
6.00% 8/1/36		29,937	32,991
6.00% 9/1/36		45,373	50,001
6.00% 3/1/37		14,203	15,714
6.00% 8/1/37		4,642	5,115
6.00% 4/1/38		155,080	170,559
6.00% 12/1/38		8,064	8,869
6.00% 11/1/39		39,031	43,012
6.00% 1/1/40		338,583	373,118
6.00% 4/1/40		57,438	63,263
6.00% 4/1/40		26,184	28,855
6.00% 6/1/40		722,516	796,212
6.00% 2/1/41		216,279	239,083
6.50% 2/1/36		22,486	25,550

Fannie Mae S.F. 30 yr TBA
5.50% 8/1/42	68,000	74,141
5.50% 9/1/42	125,000	136,230
Freddie Mac S.F. 30 yr
3.50% 4/1/42	126,566	132,925
5.50% 7/1/38	64,902	70,561
5.50% 12/1/39	55,214	60,080
5.50% 7/1/40	755,659	823,672
6.00% 8/1/38	162,817	180,620
6.00% 10/1/38	231,217	256,498
6.00% 5/1/40	307,429	337,393
Total Agency Mortgage-Backed Securities (cost $13,349,711)		13,383,427

Commercial Mortgage-Backed Securities – 2.05%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	70,000	74,257
BAML Commercial Mortgage Securities
•Series 2005-1 A5 5.342% 11/10/42	35,000	38,261
Series 2006-4 A4 5.634% 7/10/46	50,000	56,363
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	90,000	96,072
Series 2005-PW10 A4 5.405% 12/11/40	60,000	67,047
Series 2005-T20 A4A 5.298% 10/12/42	35,000	38,992
Series 2006-PW12 A4 5.901% 9/11/38	25,000	28,398
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	106,647
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	50,000	55,213
#Series 2010-C1 A1 144A 3.156% 7/10/46	62,782	65,805
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	300,000	339,202
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	188,864	192,409
•Series 2004-GG2 A6 5.396% 8/10/38	115,000	123,184
Series 2005-GG4 A4 4.761% 7/10/39	290,000	312,431
Series 2005-GG4 A4A 4.751% 7/10/39	50,000	53,978
#Series 2010-C1 A2 144A 4.592% 8/10/43	100,000	111,173
•#Series 2011-GC3 B 144A 5.361% 3/10/44	100,000	107,358
•#Series 2011-GC3 C 144A 5.728% 3/10/44	100,000	98,765
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	65,000	71,561
Series 2005-LDP5 A4 5.362% 12/15/44	275,000	307,647
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	50,000	52,420
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	60,000	65,713
•Series 2007-T27 A4 5.824% 6/11/42	240,000	278,810
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	100,000	114,164
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	95,000	104,284
Total Commercial Mortgage-Backed Securities (cost $2,709,941)		2,960,154

Convertible Bonds – 1.27%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	41,000	40,693
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	31,000	31,233
6.00% exercise price $28.08, expiration date 4/30/15	58,000	58,798
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	43,000	30,315
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	55,000	54,519
Alere 3.00% exercise price $43.98, expiration date 5/15/16	40,000	36,100
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	39,000	39,878
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	67,000	49,413
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	30,000	28,050
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	24,000	19,410
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	38,000	24,035
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	70,000	69,212
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	18,000	12,600
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	30,000	30,300

#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	21,000	31,421
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	32,000	31,320
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	48,000	57,060
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	48,000	50,100
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	17,000	15,831
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	26,000	23,335
Intel 2.95% exercise price $29.96, expiration date 12/15/35	25,000	28,406
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	36,000	39,915
Jefferies Group 3.875% exercise price $37.55, expiration date 11/1/29	66,000	59,978
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	53,000	51,940
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	72,000	68,669
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	30,000	39,375
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	82,000	85,074
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	94,000	90,004
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	42,000	42,683
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	33,000	56,925
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	23,000	27,428
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	19,000	21,066
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	18,000	18,810
2.75% exercise price $42.13, expiration date 6/30/17	37,000	36,676
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	94,000	90,239
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	57,000	57,143
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	7,000	5,714
PHH 4.00% exercise price $25.80, expiration date 9/1/14	69,000	68,913
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	49,000	47,408
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	48,000	49,620
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	13,000	25,139
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	23,000	24,150
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	27,000	27,000
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	31,000	43,323
Total Convertible Bonds (cost $1,806,013)		1,839,221

Corporate Bonds – 27.48%
Banking – 3.23%
Abbey National Treasury Services 4.00% 4/27/16	90,000	88,757
Bank of America
3.75% 7/12/16	65,000	65,589
3.875% 3/22/17	145,000	147,869
5.70% 1/24/22	35,000	38,617
BB&T
3.95% 3/22/22	190,000	199,074
5.25% 11/1/19	115,000	130,155
•BB&T Capital Trust IV 6.82% 6/12/57	45,000	45,450
Capital One Capital V 10.25% 8/15/39	67,000	68,675
Citigroup 4.50% 1/14/22	75,000	77,614
City National 5.25% 9/15/20	90,000	95,879
•Fifth Third Capital Trust IV 6.50% 4/15/37	145,000	144,638
Goldman Sachs Group 5.75% 1/24/22	65,000	68,741
•#HBOS Capital Funding 144A 6.071% 6/29/49	70,000	46,200
#HSBC Bank 144A 4.75% 1/19/21	150,000	163,792
HSBC Holdings 4.00% 3/30/22	300,000	312,146
JPMorgan Chase 4.50% 1/24/22	80,000	86,346
JPMorgan Chase Capital XXV 6.80% 10/1/37	185,000	185,462
KeyCorp 5.10% 3/24/21	270,000	301,670
Lloyds TSB Bank 4.20% 3/28/17	275,000	283,968
PNC Funding
3.30% 3/8/22	60,000	61,314
5.125% 2/8/20	305,000	353,299
5.625% 2/1/17	165,000	183,776
•#PNC Preferred Funding Trust II 144A 1.69% 3/29/49	100,000	74,206
SunTrust Banks 3.50% 1/20/17	105,000	108,813
SVB Financial Group 5.375% 9/15/20	150,000	162,320
US Bank 6.30% 2/4/14	250,000	270,761
•USB Capital IX 3.50% 10/29/49	220,000	169,609
Wachovia
•0.837% 10/15/16	90,000	85,633
5.25% 8/1/14	45,000	48,028
5.625% 10/15/16	115,000	129,758

Wells Fargo
2.10% 5/8/17		85,000	85,288
3.50% 3/8/22		245,000	252,612
Zions Bancorporation
4.50% 3/27/17		35,000	35,227
7.75% 9/23/14		73,000	79,213
			4,650,499
Basic Industry – 3.32%
AK Steel 7.625% 5/15/20		50,000	42,500
Alcoa
5.40% 4/15/21		215,000	214,461
6.75% 7/15/18		120,000	135,831
#Algoma Acquisition 144A 9.875% 6/15/15		34,000	28,985
#Anglo American Capital 144A 2.625% 4/3/17		200,000	199,771
ArcelorMittal
6.25% 2/25/22		180,000	176,608
9.85% 6/1/19		115,000	137,031
Barrick Gold
3.85% 4/1/22		640,000	663,952
5.25% 4/1/42		25,000	26,886
Barrick North America Finance 4.40% 5/30/21		50,000	53,991
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		135,000	114,919
Century Aluminum 8.00% 5/15/14		66,000	65,670
CF Industries
6.875% 5/1/18		135,000	160,481
7.125% 5/1/20		47,000	57,340
Compass Minerals International 8.00% 6/1/19		37,000	39,821
Domtar 4.40% 4/1/22		75,000	73,625
Dow Chemical 8.55% 5/15/19		288,000	383,586
Eastman Chemical 3.60% 8/15/22		170,000	173,747
#FMG Resources August 2006 144A
6.875% 4/1/22		25,000	25,250
7.00% 11/1/15		55,000	56,375
Freeport-McMoRan Copper & Gold 3.55% 3/1/22		130,000	128,163
Georgia-Pacific 8.00% 1/15/24		240,000	321,220
Headwaters 7.625% 4/1/19		85,000	83,938
Hexion U.S. Finance 8.875% 2/1/18		42,000	43,050
International Paper
4.75% 2/15/22		225,000	246,064
6.00% 11/15/41		35,000	39,603
9.375% 5/15/19		25,000	33,607
#LyondellBasell Industries 144A 5.75% 4/15/24		200,000	215,000
#MacDermid 144A 9.50% 4/15/17		47,000	49,350
Mohawk Industries 6.375% 1/15/16		23,000	25,473
Momentive Performance Materials 11.50% 12/1/16		40,000	30,000
#Murray Energy 144A 10.25% 10/15/15		48,000	42,360
Norcraft 10.50% 12/15/15		43,000	42,785
Nortek 8.50% 4/15/21		75,000	73,688
Novelis 8.75% 12/15/20		60,000	64,950
Ply Gem Industries 13.125% 7/15/14		40,000	40,700
Ryerson
•7.841% 11/1/14		4,000	3,840
12.00% 11/1/15		57,000	57,570
Smurfit Kappa Funding 7.75% 4/1/15		43,000	43,645
Steel Dynamics 7.75% 4/15/16		8,000	8,280
Teck Resources
3.00% 3/1/19		50,000	49,745
4.75% 1/15/22		30,000	32,297
Vale Overseas 4.375% 1/11/22		269,000	275,274
			4,781,432
Brokerage – 0.28%
•Bear Stearns 3.905% 12/7/12	AUD	190,000	193,773
Jefferies Group
6.25% 1/15/36	USD	10,000	9,100
6.45% 6/8/27		35,000	33,600
Lazard Group 6.85% 6/15/17		152,000	166,994
			403,467
Capital Goods – 0.71%
ABB Finance USA 2.875% 5/8/22		110,000	111,509
Anixter 10.00% 3/15/14		4,000	4,350
Berry Plastics 9.75% 1/15/21		60,000	65,550

Caterpillar 2.60% 6/26/22	65,000	64,971
#Consolidated Container 144A 10.125% 7/15/20	35,000	36,225
Embraer 5.15% 6/15/22	95,000	97,755
Energizer Holdings 4.70% 5/24/22	130,000	135,906
Koninklijke Philips Electronics
3.75% 3/15/22	100,000	103,999
5.00% 3/15/42	105,000	113,330
Kratos Defense & Security Solutions 10.00% 6/1/17	30,000	32,475
#Plastipak Holdings 144A 10.625% 8/15/19	28,000	31,885
Trimas 9.75% 12/15/17	24,000	26,520
#URS 144A 5.00% 4/1/22	200,000	197,929
		1,022,404
Consumer Cyclical – 1.38%
American Axle & Manufacturing 7.875% 3/1/17	78,000	80,730
CKE Restaurants 11.375% 7/15/18	46,000	52,785
Dave & Buster's 11.00% 6/1/18	20,000	21,900
Delphi 6.125% 5/15/21	75,000	82,313
Dollar General 4.125% 7/15/17	25,000	25,469
Ford Motor 7.45% 7/16/31	122,000	153,414
Ford Motor Credit 12.00% 5/15/15	100,000	125,000
Hanesbrands 6.375% 12/15/20	60,000	63,450
Historic TW 6.875% 6/15/18	230,000	283,741
Host Hotels & Resorts
#144A 5.25% 3/15/22	55,000	56,650
5.875% 6/15/19	35,000	37,975
6.00% 11/1/20	50,000	54,500
Ingles Markets 8.875% 5/15/17	33,000	36,094
Lowe's 3.12% 4/15/22	125,000	128,167
Macy's Retail Holdings
3.875% 1/15/22	195,000	205,417
5.90% 12/1/16	45,000	51,921
Meritor 8.125% 9/15/15	75,000	79,406
New Albertsons 7.25% 5/1/13	14,000	14,508
OSI Restaurant Partners 10.00% 6/15/15	35,000	36,094
#Rite Aid 144A 9.25% 3/15/20	20,000	20,100
#Sealy Mattress 144A 10.875% 4/15/16	10,000	10,875
Target 4.00% 7/1/42	120,000	118,715
Tomkins 9.00% 10/1/18	67,000	74,873
Tops Holding 10.125% 10/15/15	19,000	20,283
Wyndham Worldwide
5.625% 3/1/21	65,000	70,896
5.75% 2/1/18	80,000	89,056
		1,994,332
Consumer Non-Cyclical – 3.16%
Accellent 8.375% 2/1/17	35,000	35,613
Amgen 5.375% 5/15/43	135,000	146,602
#AMGH Merger Sub 144A 9.25% 11/1/18	55,000	57,475
#Aristotle Holding 144A
2.65% 2/15/17	80,000	81,478
3.50% 11/15/16	40,000	42,157
3.90% 2/15/22	45,000	46,737
4.75% 11/15/21	35,000	38,804
#BAT International Finance 144A 3.25% 6/7/22	160,000	158,456
Biomet
11.625% 10/15/17	28,000	30,345
PIK 10.375% 10/15/17	23,000	24,696
Bio-Rad Laboratories 8.00% 9/15/16	18,000	19,980
Boston Scientific 6.00% 1/15/20	115,000	137,365
#Brasil Foods 144A 5.875% 6/6/22	200,000	206,500
Cardinal Health
1.90% 6/15/17	35,000	35,304
3.20% 6/15/22	70,000	71,042
CareFusion 6.375% 8/1/19	185,000	218,505
Celgene 3.95% 10/15/20	120,000	126,272
Community Health Systems
8.00% 11/15/19	25,000	26,750
8.875% 7/15/15	5,000	5,138
Constellation Brands 6.00% 5/1/22	65,000	70,038
Del Monte 7.625% 2/15/19	60,000	60,825
#Dole Food 144A 8.00% 10/1/16	28,000	29,365

GlaxoSmithKline Capital 2.85% 5/8/22	100,000	101,938
Jarden
6.125% 11/15/22	40,000	42,400
7.50% 1/15/20	5,000	5,488
#Kinetic Concepts 144A 12.50% 11/1/19	60,000	54,900
Kraft Foods
•1.344% 7/10/13	155,000	155,606
#144A 3.50% 6/6/22	125,000	128,539
#144A 5.00% 6/4/42	80,000	85,006
Kroger 3.40% 4/15/22	120,000	120,145
Molson Coors Brewing
3.50% 5/1/22	70,000	72,024
5.00% 5/1/42	35,000	37,964
#Multiplan 144A 9.875% 9/1/18	80,000	88,000
NBTY 9.00% 10/1/18	90,000	99,900
#Pernod-Ricard 144A 2.95% 1/15/17	300,000	303,994
Quest Diagnostics 4.70% 4/1/21	195,000	217,530
Radnet Management 10.375% 4/1/18	23,000	23,115
#SABMiller Holdings 144A 2.45% 1/15/17	400,000	412,736
Safeway 4.75% 12/1/21	135,000	134,135
Scotts Miracle-Gro 6.625% 12/15/20	25,000	26,938
Tyson Foods 4.50% 6/15/22	125,000	129,375
WellPoint
3.125% 5/15/22	110,000	111,116
4.625% 5/15/42	55,000	56,930
#Woolworths 144A
3.15% 4/12/16	45,000	46,942
4.55% 4/12/21	55,000	61,147
Yale University 2.90% 10/15/14	105,000	110,719
Zimmer Holdings
3.375% 11/30/21	160,000	164,966
4.625% 11/30/19	90,000	102,296
		4,563,296
Energy – 4.34%
AmeriGas Finance
6.75% 5/20/20	55,000	56,238
7.00% 5/20/22	15,000	15,488
Antero Resources Finance 9.375% 12/1/17	19,000	21,090
Apache 4.75% 4/15/43	140,000	156,161
#CNOOC Finance 2012 144A 3.875% 5/2/22	200,000	207,278
Comstock Resources 7.75% 4/1/19	25,000	23,125
#Continental Resources 144A 5.00% 9/15/22	45,000	45,731
Copano Energy 7.75% 6/1/18	33,000	34,320
Devon Energy
3.25% 5/15/22	40,000	40,779
4.75% 5/15/42	35,000	36,875
Ecopetrol 7.625% 7/23/19	90,000	113,850
El Paso Pipeline Partners Operating 6.50% 4/1/20	300,000	349,672
•Enbridge Energy Partners 8.05% 10/1/37	175,000	189,794
Energy Transfer Partners 9.70% 3/15/19	56,000	71,897
#ENI 144A 4.15% 10/1/20	180,000	178,935
Enterprise Products Operating
•7.034% 1/15/68	190,000	203,533
9.75% 1/31/14	150,000	169,295
Forest Oil 7.25% 6/15/19	44,000	40,590
#Helix Energy Solutions Group 144A 9.50% 1/15/16	41,000	42,999
#Hercules Offshore 144A 10.50% 10/15/17	77,000	77,385
#Hilcorp Energy I 144A 7.625% 4/15/21	55,000	58,850
HollyFrontier 9.875% 6/15/17	33,000	36,465
Inergy 6.875% 8/1/21	30,000	30,150
Kinder Morgan Energy Partners
3.95% 9/1/22	185,000	187,808
9.00% 2/1/19	140,000	181,084
Linn Energy
#144A 6.25% 11/1/19	15,000	14,719
#144A 6.50% 5/15/19	20,000	19,900
8.625% 4/15/20	28,000	30,310
Newfield Exploration 5.625% 7/1/24	25,000	25,594
#NFR Energy 144A 9.75% 2/15/17	48,000	40,080
NiSource Finance 5.80% 2/1/42	100,000	110,839

Occidental Petroleum 2.70% 2/15/23		130,000	131,112
Pemex Project Funding Master Trust 6.625% 6/15/35		40,000	47,800
Petrobras International Finance
5.375% 1/27/21		293,000	317,251
5.75% 1/20/20		75,000	82,416
Petrohawk Energy 7.25% 8/15/18		135,000	152,007
Petroleos de Venezuela 9.00% 11/17/21		554,000	405,527
#Petroleos Mexicanos 144A 5.50% 6/27/44		150,000	153,750
Petroleum Development 12.00% 2/15/18		43,000	46,225
Plains All American Pipeline 8.75% 5/1/19		140,000	184,901
Pride International 6.875% 8/15/20		245,000	301,092
Quicksilver Resources 9.125% 8/15/19		40,000	35,000
Range Resources 5.00% 8/15/22		65,000	64,269
#Samson Investment 144A 9.75% 2/15/20		15,000	14,944
SandRidge Energy
7.50% 3/15/21		20,000	19,850
#144A 8.125% 10/15/22		35,000	35,394
Talisman Energy 5.50% 5/15/42		155,000	159,802
•TransCanada PipeLines 6.35% 5/15/67		260,000	268,014
Transocean
5.05% 12/15/16		200,000	217,146
6.375% 12/15/21		65,000	74,480
Weatherford International
4.50% 4/15/22		165,000	169,436
9.625% 3/1/19		105,000	137,018
Williams Partners
4.00% 11/15/21		90,000	93,672
7.25% 2/1/17		125,000	149,925
#Woodside Finance 144A
8.125% 3/1/14		160,000	175,760
8.75% 3/1/19		10,000	12,965
			6,260,590
Financials – 1.23%
#CDP Financial 144A 4.40% 11/25/19		250,000	283,031
E Trade Financial 12.50% 11/30/17		73,000	84,041
General Electric Capital
2.30% 4/27/17		60,000	60,474
5.50% 2/1/17	NZD	80,000	67,061
5.875% 1/14/38	USD	70,000	80,642
6.00% 8/7/19		265,000	310,527
•7.125% 12/15/49		100,000	106,038
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65		125,000	84,918
International Lease Finance
5.875% 4/1/19		35,000	35,082
6.25% 5/15/19		77,000	78,463
8.25% 12/15/20		125,000	143,459
8.75% 3/15/17		35,000	39,463
#IPIC GMTN 144A 5.50% 3/1/22		200,000	219,000
John Deere Capital 2.80% 1/27/23		110,000	110,650
Nuveen Investments 10.50% 11/15/15		70,000	71,400
			1,774,249
Insurance – 0.93%
Alleghany 4.95% 6/27/22		70,000	71,464
American International Group
4.875% 6/1/22		35,000	35,883
5.85% 1/16/18		10,000	11,082
•Chubb 6.375% 3/29/67		105,000	108,938
Coventry Health Care 5.45% 6/15/21		165,000	185,810
#Highmark 144A
4.75% 5/15/21		55,000	56,377
6.125% 5/15/41		20,000	21,456
•ING Groep 5.775% 12/29/49		60,000	51,300
#Liberty Mutual Group 144A
4.95% 5/1/22		150,000	149,356
6.50% 5/1/42		55,000	55,855
•7.00% 3/15/37		35,000	31,325
MetLife
6.40% 12/15/36		120,000	118,232
6.817% 8/15/18		95,000	116,020
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22		100,000	104,042

Prudential Financial
3.875% 1/14/15	25,000	26,193
4.50% 11/15/20	35,000	37,165
4.50% 11/16/21	45,000	46,795
6.00% 12/1/17	50,000	57,578
•XL Group 6.50% 12/31/49	70,000	57,225
		1,342,096
Media – 1.06%
Affinion Group 7.875% 12/15/18	60,000	51,450
CCO Holdings
7.00% 1/15/19	25,000	27,125
7.375% 6/1/20	15,000	16,556
Clear Channel Communications 9.00% 3/1/21	35,000	30,625
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20	55,000	53,938
Comcast 3.125% 7/15/22	95,000	95,652
DIRECTV Holdings 3.80% 3/15/22	380,000	385,067
DISH DBS
#144A 5.875% 7/15/22	70,000	71,050
7.875% 9/1/19	40,000	46,300
Interpublic Group 4.00% 3/15/22	140,000	142,416
Nielsen Finance
11.50% 5/1/16	2,000	2,285
11.625% 2/1/14	4,000	4,600
#Sinclair Television Group 144A 9.25% 11/1/17	33,000	36,630
#Sirius XM Radio 144A 8.75% 4/1/15	65,000	73,450
Time Warner
3.40% 6/15/22	45,000	45,473
4.90% 6/15/42	35,000	35,653
Time Warner Cable 8.25% 4/1/19	105,000	137,389
#Univision Communications 144A 6.875% 5/15/19	65,000	67,275
#UPCB Finance III 144A 6.625% 7/1/20	150,000	153,000
#XM Satellite Radio 144A 13.00% 8/1/13	49,000	54,880
		1,530,814
Real Estate – 1.30%
Alexandria Real Estate Equities 4.60% 4/1/22	130,000	133,362
American Tower
4.70% 3/15/22	40,000	41,143
5.90% 11/1/21	260,000	289,858
Boston Properties 3.85% 2/1/23	100,000	101,153
Brandywine Operating Partnership 4.95% 4/15/18	100,000	102,537
Developers Diversified Realty
4.625% 7/15/22	35,000	34,611
4.75% 4/15/18	55,000	57,118
7.50% 4/1/17	35,000	40,195
7.875% 9/1/20	108,000	129,337
9.625% 3/15/16	33,000	40,116
Digital Realty Trust 5.25% 3/15/21	235,000	250,598
Host Hotels & Resorts 6.00% 10/1/21	46,000	50,715
Liberty Property 4.125% 6/15/22	60,000	60,670
Mack-Cali Realty 4.50% 4/18/22	90,000	92,526
Regency Centers 4.80% 4/15/21	90,000	96,416
UDR 4.625% 1/10/22	200,000	212,229
#WEA Finance 144A 4.625% 5/10/21	135,000	142,932
		1,875,516
Services – 0.64%
#ADT 144A 3.50% 7/15/22	115,000	115,628
Ameristar Casinos 7.50% 4/15/21	65,000	69,875
Casella Waste Systems 11.00% 7/15/14	10,000	10,638
#Equinox Holdings 144A 9.50% 2/1/16	9,000	9,585
FTI Consulting 6.75% 10/1/20	5,000	5,300
Geo Group 6.625% 2/15/21	40,000	41,500
Iron Mountain 7.75% 10/1/19	15,000	16,275
M/I Homes 8.625% 11/15/18	50,000	51,875
Mobile Mini 6.875% 5/1/15	13,000	13,179
PHH 9.25% 3/1/16	130,000	138,774
Pinnacle Entertainment 8.75% 5/15/20	75,000	82,500
Republic Services 3.55% 6/1/22	75,000	75,968
Royal Caribbean Cruises 7.00% 6/15/13	17,000	17,765
RSC Equipment Rental 10.25% 11/15/19	42,000	47,460
Ryland Group 8.40% 5/15/17	33,000	37,538

Standard Pacific 10.75% 9/15/16	42,000	49,770
#United Air Lines 144A 12.00% 11/1/13	52,000	54,470
Western Union 3.65% 8/22/18	65,000	70,470
Wynn Las Vegas 7.75% 8/15/20	15,000	16,688
		925,258
Technology – 0.79%
Amkor Technology 7.375% 5/1/18	35,000	36,531
Avaya
#144A 7.00% 4/1/19	70,000	65,275
9.75% 11/1/15	65,000	54,113
10.125% 11/1/15	25,000	20,875
CDW 12.535% 10/12/17	40,000	43,600
First Data
9.875% 9/24/15	30,000	30,525
11.25% 3/31/16	70,000	66,325
GXS Worldwide 9.75% 6/15/15	114,000	114,285
Jabil Circuit 7.75% 7/15/16	9,000	10,305
National Semiconductor 6.60% 6/15/17	185,000	228,942
#Seagate Technology International 144A 10.00% 5/1/14	88,000	98,120
Symantec
2.75% 6/15/17	80,000	80,450
4.20% 9/15/20	85,000	87,100
Tyco Electronics Group 3.50% 2/3/22	185,000	184,772
#Unisys 144A 12.75% 10/15/14	17,000	18,615
		1,139,833
Telecommunications – 2.05%
CenturyLink 5.80% 3/15/22	165,000	164,560
#Clearwire Communications 144A 12.00% 12/1/15	121,000	110,430
Cricket Communications 7.75% 10/15/20	110,000	105,600
#Crown Castle Towers 144A 4.883% 8/15/20	385,000	418,708
#Deutsche Telekom International Finance 144A
2.25% 3/6/17	150,000	148,381
3.125% 4/11/16	150,000	155,283
#Digicel 144A 8.25% 9/1/17	110,000	113,025
Frontier Communications 6.25% 1/15/13	4,000	4,103
Intelsat Bermuda
11.25% 2/4/17	55,000	56,856
PIK 11.50% 2/4/17	959	994
Intelsat Jackson Holdings 7.25% 10/15/20	60,000	63,300
Level 3 Financing 10.00% 2/1/18	48,000	52,200
MetroPCS Wireless 6.625% 11/15/20	30,000	29,625
Motorola Solutions 3.75% 5/15/22	195,000	192,696
NII Capital 7.625% 4/1/21	61,000	52,613
PAETEC Holding 8.875% 6/30/17	28,000	30,310
Qwest 6.75% 12/1/21	75,000	84,538
Sprint Capital 8.75% 3/15/32	40,000	36,600
Sprint Nextel
6.00% 12/1/16	30,000	28,875
8.375% 8/15/17	35,000	36,050
#144A 9.125% 3/1/17	65,000	68,413
Telefonica Emisiones 6.421% 6/20/16	155,000	148,866
Telesat Canada
#144A 6.00% 5/15/17	50,000	51,125
12.50% 11/1/17	19,000	21,280
Virgin Media Secured Finance 6.50% 1/15/18	400,000	436,999
#Vivendi 144A
3.45% 1/12/18	185,000	181,388
6.625% 4/4/18	100,000	110,669
West 7.875% 1/15/19	25,000	26,250
Windstream
7.875% 11/1/17	10,000	10,950
8.125% 8/1/13	19,000	20,116
		2,960,803
Transportation – 0.38%
#Brambles USA 144A 3.95% 4/1/15	160,000	167,273
#ERAC USA Finance 144A 5.25% 10/1/20	160,000	178,487
#Penske Truck Leasing 144A 3.75% 5/11/17	200,000	201,796
		547,556

Utilities – 2.68%
AES 8.00% 6/1/20		31,000	35,728
Ameren Illinois 9.75% 11/15/18		200,000	270,090
#American Transmission Systems 144A 5.25% 1/15/22		155,000	175,005
Baltimore Gas & Electric 3.50% 11/15/21		75,000	79,390
#Calpine 144A 7.875% 7/31/20		40,000	44,300
CenterPoint Energy 5.95% 2/1/17		105,000	119,845
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		295,000	323,910
CMS Energy
4.25% 9/30/15		215,000	224,606
6.25% 2/1/20		80,000	89,242
ComEd Financing III 6.35% 3/15/33		90,000	90,817
Detroit Edison 2.65% 6/15/22		45,000	45,373
GenOn Energy 9.875% 10/15/20		50,000	49,000
Great Plains Energy 5.292% 6/15/22		320,000	345,862
•Integrys Energy Group 6.11% 12/1/66		80,000	80,080
Ipalco Enterprises 5.00% 5/1/18		55,000	55,963
Jersey Central Power & Light 5.625% 5/1/16		35,000	40,138
LG&E & KU Energy
3.75% 11/15/20		110,000	112,899
4.375% 10/1/21		130,000	140,132
•NextEra Energy Capital Holdings 6.35% 10/1/66		170,000	173,560
NRG Energy
7.625% 1/15/18		15,000	15,600
7.875% 5/15/21		45,000	45,675
PacifiCorp 2.95% 2/1/22		105,000	108,050
Pennsylvania Electric 5.20% 4/1/20		115,000	129,936
PPL Capital Funding
4.20% 6/15/22		35,000	35,183
•6.70% 3/30/67		65,000	64,984
Public Service Company of Oklahoma 5.15% 12/1/19		330,000	382,371
Puget Energy 6.00% 9/1/21		45,000	47,981
•Puget Sound Energy 6.974% 6/1/67		176,000	177,667
SCANA 4.125% 2/1/22		100,000	101,102
Southwest Gas 3.875% 4/1/22		55,000	58,086
•Wisconsin Energy 6.25% 5/15/67		200,000	208,217
			3,870,792
Total Corporate Bonds (cost $38,012,769)			39,642,937

Non-Agency Asset-Backed Securities – 0.71%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		100,000	100,654
•American Express Credit Account Master Trust Series 2010-1 B 0.842% 11/16/15		100,000	100,200
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		100,000	101,944
#Cabela's Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		100,000	101,228
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		150,000	182,170
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		100,000	103,118
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		12,950	12,972
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	100,192
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19	USD	100,000	101,582
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		43,538	45,792
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15		70,000	70,231
Total Non-Agency Asset-Backed Securities (cost $999,817)			1,020,083

Non-Agency Collateralized Mortgage Obligations – 0.10%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		4,506	4,558
Series 2005-6 7A1 5.50% 7/25/20		2,959	2,950
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		100,000	78,133
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21		7,696	7,548
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		34,525	33,156
•Series 2006-AR5 2A1 2.615% 4/25/36		18,629	14,660
Total Non-Agency Collateralized Mortgage Obligations (cost $104,662)			141,005

ΔRegional Bonds – 1.36%
Australia – 1.09%
New South Wales Treasury 6.00% 4/1/19	AUD	573,000	672,554
Queensland Treasury
6.00% 9/14/17	AUD	197,000	225,038
6.25% 6/14/19	AUD	575,000	677,989
			1,575,581

Canada – 0.27%
Province of Ontario 3.15% 6/2/22	CAD	287,000	291,336
Province of Quebec 4.25% 12/1/21	CAD	86,000	94,706
			386,042
Total Regional Bonds (cost $1,872,655)			1,961,623

«Senior Secured Loans – 3.34%
Allied Security Holdings Tranche 2L 8.50% 1/21/18	USD	35,000	35,153
Bausch & Lomb Tranche B 4.75% 4/17/19		90,000	89,663
BNY ConvergEx Group
8.75% 12/16/17		45,787	43,498
(EZE Castle Software) 8.75% 11/29/17		19,213	18,252
Brock Holdings III
10.00% 2/15/18		30,000	29,700
Tranche B 6.00% 2/15/17		28,743	28,701
Burlington Coat Factory 5.75% 5/1/17		259,676	258,846
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		323,000	288,478
Cengage Learning Acquisitions 7.50% 7/7/14		121,827	116,688
Chrysler Group 6.00% 4/28/17		264,166	266,476
Clear Channel Communications Tranche A 3.639% 7/30/14		173,450	158,851
Consolidated Container 5.75% 9/28/14		40,000	39,870
DaVita Tranche B 4.50% 10/20/16		70,000	70,070
Delos Aircraft 4.75% 3/17/16		290,000	291,329
Delta Air Lines Tranche B 5.50% 3/29/17		79,374	79,399
Emdeon Tranche B 5.00% 11/2/18		79,601	79,721
First Data 5.00% 3/24/17		389,556	372,269
Frac Tech International Tranche B 6.25% 4/19/16		50,949	46,677
GenOn Energy Tranche B 6.00% 6/20/17		64,023	63,603
Hologic 7.50% 4/29/19		65,000	65,163
Houghton International Tranche B1 6.75% 1/11/16		34,412	34,671
IASIS Healthcare Tranche B 5.00% 4/18/18		89,773	88,314
Immucor Tranche B 7.25% 7/2/18		149,074	150,146
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		110,000	110,103
Knology Tranche B 4.00% 8/8/17		105,000	104,857
Lawson Software Tranche B 6.25% 3/16/18		285,000	286,936
Level 3 Financing Tranche B2 5.75% 4/11/18		125,000	125,215
Lord & Taylor 5.75% 12/2/18		39,900	39,979
Multiplan 4.75% 8/26/17		40,731	40,311
Nuveen Investments
5.863% 5/13/17		111,190	109,717
8.25% 3/1/19		110,000	110,619
OSI Restaurant Partners
2.563% 6/13/14		167,312	165,116
2.593% 6/14/13		16,601	16,383
PQ 6.74% 7/30/15		65,000	61,943
Protection One 5.75% 3/31/19		80,000	79,899
Remy International Tranche B 6.25% 12/16/16		62,504	62,660
Reynolds Group Holdings Tranche C 6.50% 7/7/18		216,520	218,719
Sensus USA 2nd Lien 8.50% 4/13/18		85,000	84,788
Toys R US Tranche B 6.00% 9/1/16		94,170	88,873
Univision Communications 4.489% 3/29/17		233,301	221,326
Visant 5.25% 12/31/16		66,156	64,358
Zayo Group Tranche B 7.125% 3/18/19		105,000	105,544
Total Senior Secured Loans (cost $4,775,959)			4,812,884

Sovereign Bonds – 4.08%
Brazil – 0.18%
Federal Republic of Brazil
5.625% 1/7/41		124,000	152,706
8.875% 10/14/19		80,000	113,800
			266,506
Canada – 0.20%
Canadian Government
3.75% 6/1/19	CAD	119,000	134,433
4.00% 6/1/17	CAD	136,000	150,822
			285,255
Chile – 0.11%
Chile Government International 5.50% 8/5/20	CLP	76,000,000	162,563
			162,563
Colombia – 0.09%
Colombia Government International 6.125% 1/18/41	USD	100,000	130,500
			130,500

Finland – 0.09%
Finland Government 4.00% 7/4/25	EUR	84,000	125,176
			125,176
Germany – 0.05%
Deutschland Republic 2.50% 1/4/21	EUR	53,036	73,322
			73,322
Indonesia – 0.19%
Indonesia Treasury Bond
7.00% 5/15/22	IDR	1,288,000,000	146,082
11.00% 11/15/20	IDR	901,000,000	126,775
			272,857
Malaysia – 0.04%
Malaysia Government 4.262% 9/15/16	MYR	159,000	52,362
			52,362
Mexico – 0.21%
Mexican Bonos
6.50% 6/10/21	MXN	708,000	57,650
8.50% 5/31/29	MXN	1,852,700	169,849
Mexico Government International 4.75% 3/8/44	USD	70,000	75,600
			303,099
Norway – 1.05%
Norwegian Government
3.75% 5/25/21	NOK	760,000	147,267
4.25% 5/19/17	NOK	580,000	110,031
4.50% 5/22/19	NOK	3,158,000	627,767
5.00% 5/15/15	NOK	3,395,000	628,499
			1,513,564
Panama – 0.13%
Republic of Panama
6.70% 1/26/36	USD	35,000	47,425
7.25% 3/15/15		48,000	54,960
8.875% 9/30/27		57,000	88,778
			191,163
Peru – 0.21%
Republic of Peru
5.625% 11/18/50		40,000	48,700
7.125% 3/30/19		197,000	254,130
			302,830
Philippines – 0.11%
Republic of Philippines
6.50% 1/20/20		100,000	124,750
9.50% 10/21/24		25,000	38,000
			162,750
Poland – 0.12%
Poland Government
5.00% 10/24/13	PLN	84,000	25,323
5.25% 10/25/17	PLN	468,000	143,581
			168,904
Republic of Korea – 0.06%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	87,673,461	87,184
			87,184
Russia – 0.32%
Russian-Eurobond 7.50% 3/31/30	USD	387,558	466,268
			466,268
South Africa – 0.40%
South Africa Government
7.25% 1/15/20	ZAR	527,000	64,929
8.00% 12/21/18	ZAR	3,504,000	454,316
10.50% 12/21/26	ZAR	373,000	55,510
			574,755
United Kingdom – 0.44%
United Kingdom Gilt
4.00% 3/7/22	GBP	212,839	400,596
4.25% 12/7/27	GBP	64,000	124,536
4.50% 3/7/19	GBP	54,000	102,819
			627,951
Uruguay – 0.08%
Republic of Uruguay 8.00% 11/18/22	USD	87,000	122,888
			122,888

Total Sovereign Bonds (cost $5,727,778)			5,889,897

Supranational Banks – 0.13%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	720,000	125,562
3.625% 6/22/20	NOK	350,000	61,391
Total Supranational Banks (cost $185,145)			186,953

U.S. Treasury Obligations – 7.16%
U.S. Treasury Bond 3.125% 2/15/42	USD	2,855,000	3,066,895
U.S. Treasury Notes
0.625% 5/31/17		550,000	547,551
0.75% 6/30/17		2,200,000	2,202,578
∞1.75% 5/15/22		4,275,000	4,310,402
3.125% 4/30/17		185,000	206,015
Total U.S. Treasury Obligations (cost $10,303,675)			10,333,441

		Number of
		Shares
Preferred Stock – 0.36%
Alabama Power 5.625%		2,475	63,236
BB&T 5.85%		2,200	57,750
•PNC Financial Services Group 8.25%		25,000	25,949
•U.S. Bancorp 3.50%		400	316,000
Volkswagen		355	56,218
Total Preferred Stock (cost $483,120)			519,153

Warrant – 0.01%
†Kinder Morgan		4,640	10,022
Total Warrant (cost $8,310)			10,022

		Principal
		Amount°
Short-Term Investments – 10.21%
≠Discount Notes – 7.56%
Fannie Mae
0.07% 7/25/12	USD	592,995	592,967
0.10% 8/20/12		1,117,629	1,117,568
Federal Home Loan Bank
0.02% 7/5/12		1,637,485	1,637,481
0.05% 7/31/12		1,298,328	1,298,307
0.06% 7/27/12		2,594,419	2,594,384
0.065% 7/25/12		2,442,837	2,442,805
0.07% 8/2/12		1,057,589	1,057,553
0.08% 8/1/12		158,924	158,919
			10,899,984
Repurchase Agreements – 2.65%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $3,185,799
(collateralized by U.S. government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $3,249,483)		3,185,768	3,185,768

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $637,159
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $649,897)		637,153	637,153
			3,822,921
Total Short-Term Investments (cost $14,722,590)			14,722,905

Total Value of Securities – 105.91%
(cost $144,187,165)			152,781,832
«Liabilities Net of Receivables and Other Assets – (5.91%)			(8,532,130	)z
Net Assets Applicable to 14,616,508 Shares Outstanding – 100.00%			$144,249,702

†Non income producing security.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $532,615, which represented 0.37% of the Fund’s net assets. See Note 5 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $142,088, which represented 0.10% of the Fund’s net assets. See Note 1 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $10,999,330, which represented 7.63% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ΦStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.
«Includes foreign currency valued at $523,416 with a cost of $515,147.
zOf this amount, $17,745,843 represents payable for securities purchased as of June 30, 2012.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	59,532	USD	(57,979)	7/13/12	$2,886
BAML	BRL	168,261	USD	(81,879)	7/13/12	1,658
BAML	EUR	(599,759)	USD	754,299	7/13/12	(4,454)
BAML	HUF	(253,171,400)	USD	1,070,769	7/13/12	(47,735)
BAML	JPY	(8,430,630)	USD	106,162	7/13/12	673
BAML	MXN	(2,193,239)	USD	161,184	7/13/12	(2,943)
BAML	NOK	(912,575)	USD	151,553	7/13/12	(1,560)
BAML	NZD	(36,207)	USD	27,205	7/13/12	(1,744)
BAML	ZAR	(529,000)	USD	62,993	7/13/12	(1,631)
BCLY	AUD	(230,209)	USD	224,369	7/13/12	(10,996)
BCLY	JPY	8,775,079	USD	(110,442)	7/13/12	(642)
BCLY	PLN	(923,103)	USD	270,000	7/13/12	(6,507)
CITI	EUR	(287,844)	USD	362,270	7/13/12	(1,880)
CITI	HUF	(63,106,695)	USD	270,000	7/13/12	(8,803)
CITI	JPY	8,029,728	USD	(101,147)	7/13/12	(673)
GSC	BRL	864,186	USD	(419,651)	7/13/12	9,395
GSC	GBP	(63,168)	USD	99,110	7/13/12	187
GSC	NOK	(276,800)	USD	46,072	7/13/12	(370)
HSBC	AUD	(172,571)	USD	172,848	7/3/12	(3,762)
HSBC	AUD	(377,393)	USD	367,996	7/13/12	(17,848)
HSBC	CAD	265,958	USD	(258,732)	7/13/12	2,428
HSBC	EUR	(45,774)	USD	57,593	7/13/12	(316)
HSBC	GBP	(61,000)	USD	94,864	7/13/12	(665)
HSBC	JPY	17,298,332	USD	(217,506)	7/13/12	(1,056)
HSBC	NOK	(1,796,799)	USD	299,456	7/13/12	(2,013)
JPMC	BRL	461,500	USD	(225,452)	7/13/12	3,671
JPMC	CAD	(231,264)	USD	225,184	7/13/12	(1,908)
JPMC	CHF	260,860	USD	(273,233)	7/13/12	1,577
JPMC	EUR	(111,426)	USD	140,196	7/13/12	(768)
JPMC	IDR	(301,120,000)	USD	31,301	7/13/12	(699)
JPMC	NOK	(1,813,584)	USD	301,736	7/13/12	(2,550)
MNB	CAD	(11,122)	USD	10,737	7/3/12	(187)
MNB	EUR	17,219	USD	(21,454)	7/3/12	327
MNB	GBP	9,300	USD	(14,565)	7/2/12	-
MNB	HKD	(3,399)	USD	438	7/2/12	-
MNB	JPY	3,736,010	USD	(47,065)	7/3/12	(324)
MNB	KRW	3,082,541	USD	(2,691)	7/2/12	9
MNB	KRW	1,564,782	USD	(1,372)	7/3/12	(1)
MSC	BRL	453,437	USD	(221,920)	7/13/12	3,199
MSC	EUR	(334,686)	USD	421,423	7/13/12	(1,987)
MSC	GBP	(71,866)	USD	112,727	7/13/12	181
MSC	JPY	56,530	USD	(712)	7/13/12	(4)
MSC	NOK	(1,384,025)	USD	230,301	7/13/12	(1,912)
MSC	PLN	(922,836)	USD	270,000	7/13/12	(6,427)
UBS	ZAR	(926,035)	USD	112,488	7/3/12	(815)
						$(106,989)

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
10 Long Gilt	$1,851,471	$1,865,382	9/26/12	$13,911

Swap Contracts
CDS Contracts

						Unrealized
	Swap	Notional		Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Value		Payments	Date	(Depreciation)
	Protection Purchased:
BAML	ITRAXX Europe Subordinate Financials 17.1 5 yr CDS	EUR	745,000	5.00%	6/20/17	$53,026
BAML	Kingdom of Spain 5 yr CDS		189,000	1.00%	12/20/15	9,978
BCLY	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	1,130,000	5.00%	6/20/17	80,082
BCLY	Kingdom of Belgium 5 yr CDS		136,000	1.00%	6/20/17	(2,793)
	Kingdom of Spain
BCLY	5 yr CDS		186,000	1.00%	3/20/15	16,992
BCLY	5 yr CDS		100,000	1.00%	3/21/16	5,816
	Republic of France
BCLY	5 yr CDS		266,000	0.25%	9/20/16	(3,450)
BCLY	5 yr CDS		266,000	0.25%	6/20/17	(2,235)
GSC	5 yr CDS		114,000	0.25%	9/20/16	(1,289)
JPMC	ITRAXX Europe Crossover 17.1 5 yr CDS	EUR	1,030,000	5.00%	6/20/17	13,713
JPMC	Kingdom of Belgium 5 yr CDS		119,000	1.00%	3/20/17	(5,119)
JPMC	Kingdom of Spain 5 yr CDS		143,000	1.00%	3/20/17	8,035
JPMC	MeadWestvaco 5 yr CDS		90,000	1.00%	12/20/16	(2,811)
	Republic of France
JPMC	5 yr CDS		190,000	0.25%	9/20/16	(2,422)
JPMC	5 yr CDS		181,000	0.25%	6/20/17	(2,845)
	Japan
MSC	5 yr CDS		190,000	1.00%	9/20/16	(3,350)
MSC	5 yr CDS		306,000	1.00%	3/20/17	(7,688)
MSC	Kingdom of Belgium 5 yr CDS		374,000	1.00%	12/20/16	(13,705)
	Kingdom of Spain
MSC	5 yr CDS		286,000	1.00%	6/20/16	23,962
MSC	5 yr CDS		530,000	1.00%	3/20/17	22,901
MSC	5 yr CDS		130,000	1.00%	6/20/17	1,521
MSC	Republic of France 5 yr CDS		228,000	0.25%	12/20/16	(2,980)
	Republic of Italy
MSC	5 yr CDS		200,000	1.00%	9/20/16	9,137
MSC	5 yr CDS		119,000	1.00%	3/20/17	(1,925)
						$192,551
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	90,000	1.00%	12/20/16	$2,312
Total						$194,863

The use of foreign currency exchange contracts, futures contracts, and swap contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
CLP – Chilean Peso
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt

GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Krone
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Conservative Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the evaluated mean. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment companies are valued at their published net asset value. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the estimated lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$144,747,095
Aggregate unrealized appreciation	$12,044,570
Aggregate unrealized depreciation	(4,009,833)
Net unrealized appreciation	$8,034,737

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$18,094,022	$170,423	$18,264,445
Common Stock	36,049,210	18,221,183	2,674	54,273,067
Corporate Debt	66,668	46,495,971	-	46,562,639
Foreign Debt	-	8,038,473	-	8,038,473
Investment Companies	57,687	-	-	57,687
U.S. Treasury Obligations	-	10,333,441	-	10,333,441
Short-Term Investments	-	14,722,905	-	14,722,905
Other	447,008	82,167	-	529,175
Total	$36,620,573	$115,988,162	$173,097	$152,781,832

Foreign Currency Exchange
Contracts	$-	$(106,989)	$-	$(106,989)
Futures Contracts	13,911	-	-	13,911
Swap Contracts	-	194,863	-	194,863

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a), quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objective. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at September 30, 2011	-	$-
Options written	69	74,027
Options expired	(32)	(28,929)
Options terminated in closing purchase transactions	(37)	(45,098)
Options outstanding at June 30, 2012	-	$-

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of credit default swaps was $194,863. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 2,905,000 and USD 4,253,000 less the value of the contracts’ related reference obligations. The Fund received $388,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at June 30, 2012, the notional value of the protection sold was $90,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2012, the net unrealized appreciation of the protection sold was $2,312.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized markets for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2012, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred subsequent to June 30, 2012 that would require recognition or disclosure in the Funds’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Equity Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 94.52%
U.S. Markets – 54.16%
Consumer Discretionary – 5.22%
†AFC Enterprises	54	$1,250
†Apollo Group Class A	120	4,343
†Bally Technologies	12	560
†BorgWarner	9	590
†Buffalo Wild Wings	12	1,040
CEC Entertainment	22	800
†Cheesecake Factory	24	767
Cinemark Holdings	36	823
Comcast Class A	278	8,888
Comcast Special Class	141	4,427
Cooper Tire & Rubber	45	789
DSW Class A	18	979
Ford Motor	251	2,407
†G-III Apparel Group	35	829
†Iconix Brand Group	59	1,031
†Jack in the Box	39	1,087
Jarden	62	2,605
Jones Group	26	249
†Jos. A Bank Clothiers	26	1,104
Lowe's	293	8,333
Macy's	64	2,198
†Madden (Steven)	32	1,016
McDonald's	42	3,718
National CineMedia	46	698
NIKE Class B	76	6,671
Nordstrom	50	2,485
†OpenTable	11	495
†Perry Ellis International	45	934
†priceline.com	18	11,962
Regal Entertainment Group Class A	46	633
†Shuffle Master	75	1,035
Staples	403	5,259
Starbucks	35	1,866
Starwood Hotels & Resorts Worldwide	4	212
Target	43	2,502
†Tenneco	32	858
Viacom Class B	59	2,774
		88,217
Consumer Staples – 4.97%
Archer-Daniels-Midland	388	11,454
Avon Products	569	9,223
Casey's General Stores	26	1,534
Coca-Cola	28	2,189
CVS Caremark	260	12,151
†Fresh Market	13	697
General Mills	62	2,389
J&J Snack Foods	19	1,123
Kimberly-Clark	134	11,225
Kraft Foods	208	8,033
PepsiCo	63	4,452
†Prestige Brands Holdings	39	617
Procter & Gamble	84	5,145
Safeway	447	8,113
†Susser Holdings	38	1,412
Walgreen	145	4,289
		84,046
Energy – 5.29%
Baker Hughes	19	781

Berry Petroleum Class A	20	793
Bristow Group	23	935
†Carrizo Oil & Gas	37	870
Chevron	125	13,189
ConocoPhillips	118	6,594
EOG Resources	139	12,526
Exxon Mobil	82	7,017
Halliburton	290	8,233
Hess	33	1,434
†Key Energy Services	89	676
Kinder Morgan	274	8,828
Lufkin Industries	14	760
Marathon Oil	327	8,361
National Oilwell Varco	17	1,095
†Newfield Exploration	36	1,055
Occidental Petroleum	20	1,715
†Pioneer Drilling	103	821
†RigNet	42	730
†Rosetta Resources	23	843
Schlumberger	58	3,765
†Swift Energy	30	558
Williams	272	7,839
		89,418
Financials – 8.44%
Acadia Realty Trust	9	209
AFLAC	49	2,087
Allstate	239	8,387
American Equity Investment Life Holding	87	958
American Tower	4	280
Ameriprise Financial	34	1,777
Apartment Investment & Management	13	351
AvalonBay Communities	8	1,132
Bank of New York Mellon	400	8,780
†BBCN Bancorp	57	621
BlackRock	14	2,377
Boston Properties	14	1,517
Brandywine Realty Trust	21	259
BRE Properties	5	250
Camden Property Trust	9	609
Capital One Financial	42	2,296
Cardinal Financial	66	810
CBL & Associates Properties	8	156
City Holding	19	640
CME Group	30	8,043
Colonial Properties Trust	12	266
DCT Industrial Trust	155	977
DDR	39	571
Digital Realty Trust	8	601
Dime Community Bancshares	58	771
Douglas Emmett	9	208
Duke Realty	9	132
DuPont Fabros Technology	39	1,114
EastGroup Properties	29	1,546
Education Realty Trust	28	310
Entertainment Properties Trust	22	904
Equity Lifestyle Properties	4	276
Equity Residential	27	1,684
Essex Property Trust	3	462
Extra Space Storage	9	275
Federal Realty Investment Trust	5	520
Flushing Financial	64	872
General Growth Properties	18	326
HCP	32	1,413
Health Care REIT	14	816
Healthcare Realty Trust	8	191
Highwoods Properties	13	437
Home Bancshares	30	917
Home Properties	8	491
Host Hotels & Resorts	202	3,196
@Independent Bank	28	818

†IntercontinentalExchange	89	12,101
JPMorgan Chase	125	4,466
Kilroy Realty	10	484
Kimco Realty	26	495
LaSalle Hotel Properties	49	1,428
Lexington Realty Trust	27	229
Liberty Property Trust	16	589
Macerich	19	1,122
Marsh & McLennan	248	7,993
National Retail Properties	46	1,301
Park National	15	1,046
†Piper Jaffray	28	656
Primerica	37	989
ProAssurance	11	980
Progressive	430	8,957
ProLogis	32	1,063
Prosperity Bancshares	19	799
Prudential Financial	47	2,276
PS Business Parks	4	271
Public Storage	10	1,444
Ramco-Gershenson Properties Trust	11	138
Rayonier	5	225
Regency Centers	13	618
Simon Property Group	27	4,203
SL Green Realty	9	722
Sovran Self Storage	24	1,202
State Street	47	2,098
†Strategic Hotels & Resorts	30	194
†Sunstone Hotel Investors	17	187
Susquehanna Bancshares	102	1,051
Tanger Factory Outlet Centers	16	513
Taubman Centers	5	386
†Texas Capital Bancshares	19	767
Travelers	157	10,022
Trustmark	29	710
UDR	17	439
Ventas	23	1,452
Vornado Realty Trust	14	1,176
†WageWorks	15	226
Webster Financial	44	953
Wells Fargo	155	5,183
		142,787
Healthcare – 6.89%
Abbott Laboratories	55	3,546
†Acorda Therapeutics	29	683
†Air Methods	13	1,277
†Align Technology	40	1,338
Allergan	134	12,404
Baxter International	164	8,717
Cardinal Health	192	8,064
†Celgene	34	2,181
Conmed	28	775
†CryoLife	79	413
†Express Scripts	60	3,350
†Gilead Sciences	57	2,923
†Greenway Medical Technologies	36	587
†Haemonetics	15	1,112
†Incyte	38	863
†InterMune	43	514
Johnson & Johnson	138	9,323
Medicis Pharmaceutical Class A	19	649
Merck	338	14,112
†Merit Medical Systems	72	994
†ONYX Pharmaceuticals	8	532
Perrigo	51	6,014
Pfizer	622	14,305
Quality Systems	33	908
Quest Diagnostics	146	8,745
†Quidel	56	878
†Salix Pharmaceuticals	6	327

†Spectrum Pharmaceuticals	70	1,089
Thermo Fisher Scientific	49	2,544
UnitedHealth Group	76	4,446
†Vertex Pharmaceuticals	32	1,789
West Pharmaceutical Services	23	1,161
		116,563
Industrials – 5.19%
AAON	45	848
Acuity Brands	17	865
Applied Industrial Technologies	34	1,253
Barnes Group	40	972
Caterpillar	82	6,963
†Chart Industries	15	1,031
†Columbus McKinnon	42	634
†CRA International	25	367
Cummins	12	1,163
Deere	34	2,750
ESCO Technologies	23	838
†Esterline Technologies	19	1,185
Expeditors International of Washington	133	5,154
FedEx	17	1,557
Fluor	33	1,628
†FTI Consulting	19	546
General Electric	177	3,689
Granite Construction	22	574
Honeywell International	50	2,792
†Hub Group Class A	37	1,339
Hunt (J.B.) Transport Services	26	1,550
†Kadant	37	868
†KEYW Holding	63	633
†Kforce	68	915
Lockheed Martin	20	1,742
Manpower	24	880
McGrath RentCorp	22	583
†MYR Group	42	717
Northrop Grumman	137	8,738
Raytheon	161	9,110
Republic Services	42	1,111
Rockwell Collins	14	691
†RPX	26	373
†Tetra Tech	30	782
†Titan Machinery	33	1,002
Towers Watson Class A	31	1,857
Triumph Group	37	2,082
Union Pacific	26	3,102
United Stationers	38	1,024
United Technologies	51	3,852
URS	31	1,081
US Ecology	45	798
Waste Management	242	8,083
		87,722
Information Technology – 13.55%
Accenture Class A	43	2,584
†Adobe Systems	289	9,355
Adtran	33	996
†Amkor Technology	102	498
Anixter International	15	796
†Apple	61	35,625
†Applied Micro Circuits	115	658
†BMC Software	230	9,816
†Cirrus Logic	30	896
Cisco Systems	543	9,323
†Citrix Systems	14	1,175
†Cognizant Technology Solutions Class A	36	2,160
†comScore	32	527
†Dell	88	1,102
†eBay	23	966
†EMC	144	3,691
†EPAM Systems	26	442
†ExlService Holdings	18	444

†FARO Technologies	25	1,052
†Google Class A	26	15,082
Intel	443	11,806
†International Business Machines	9	1,760
Intuit	181	10,742
†IXYS	61	681
j2 Global	37	978
†Liquidity Services	15	768
†LogMeln	27	824
MasterCard Class A	32	13,764
Microsoft	205	6,271
Motorola Solutions	167	8,034
†NETGEAR	19	656
†Nuance Communications	50	1,191
Plantronics	28	935
†Polycom	226	2,378
QUALCOMM	299	16,648
†QuinStreet	47	435
†Rofin-Sinar Technologies	19	360
†Semtech	29	705
†Shutterfly	22	675
†SolarWinds	8	348
†SS&C Technologies Holdings	44	1,100
†Synaptics	26	744
Syntel	12	728
†TeleTech Holdings	52	832
†Teradata	110	7,921
Texas Instruments	30	861
†ValueClick	48	787
†VeriSign	241	10,500
†ViaSat	17	642
Visa Class A	115	14,217
†Vocus	47	874
Xerox	1,133	8,917
†Yahoo	404	6,395
		231,665
Materials – 1.42%
Allegheny Technologies	22	702
Boise	94	619
Buckeye Technologies	13	370
†Castle (A.M.)	78	828
Celanese Class A	46	1,593
Cliffs Natural Resources	23	1,134
†Coeur d'Alene Mines	31	544
†duPont (E.I.) deNemours	210	10,619
Eastman Chemical	34	1,713
†Ferro	153	734
Innophos Holdings	17	960
International Paper	58	1,677
Koppers Holdings	15	510
Silgan Holdings	19	811
†TPC Group	16	591
†US Silica Holdings	48	540
		23,945
Telecommunication Services – 2.28%
AT&T	407	14,514
Atlantic Tele-Network	15	506
†Crown Castle International	246	14,430
NTELOS Holdings	27	509
Verizon Communications	193	8,577
		38,536
Utilities – 0.91%
AGL Resources	34	1,318
Cleco	26	1,088
Edison International	178	8,224
MDU Resources Group	73	1,578
NorthWestern	20	734
OGE Energy	33	1,709
UIL Holdings	18	645
		15,296
Total U.S. Markets (cost $734,928)		918,195

§Developed Markets – 29.81%
Consumer Discretionary – 4.95%
Adidas	25	1,791
Bayerische Motoren Werke	97	7,017
British Sky Broadcasting Group	155	1,690
Cie Financiere Richemont Class A	31	1,701
Crown	127	1,111
Don Quijote	200	6,888
Eutelsat Communications	32	984
GKN	415	1,177
Hennes & Mauritz Class B	32	1,148
LVMH Moet Hennessy Louis Vuitton	9	1,369
Nitori Holdings	16	1,509
Pirelli & C	105	1,107
PPR	27	3,847
Publicis Groupe	138	6,308
Reed Elsevier	140	1,122
Sky City Entertainment Group	395	1,079
Sumitomo Rubber Industries	422	5,497
Suzuki Motor	100	2,053
Swatch Group Bearer Shares	4	1,580
Techtronic Industries	5,500	6,983
Toyota Motor	400	16,146
Yamada Denki	23	1,178
Yamaha	100	1,029
Yue Yuen Industrial Holdings	3,000	9,432
		83,746
Consumer Staples – 4.58%
Anheuser-Busch InBev	43	3,389
†Aryzta	266	13,235
Asahi Group Holdings	100	2,148
British American Tobacco	72	3,660
Carlsberg Class B	80	6,312
Coca-Cola Amatil	628	8,633
Danone	20	1,242
Diageo	102	2,629
Greggs	680	5,372
Imperial Tobacco Group	40	1,541
Koninklijke Ahold	115	1,424
L'Oreal	16	1,871
Nestle	84	5,011
Reckitt Benckiser Group	42	2,220
SABMiller	30	1,204
Tate & Lyle	127	1,290
Tesco	2,064	10,030
Unilever	47	1,578
Unilever CVA	75	2,504
Woolworths	78	2,148
		77,441
Energy – 1.71%
Aker Solutions	85	1,204
AMEC	70	1,103
BG Group	123	2,518
†Lundin Petroleum	47	879
Noble	54	1,757
Petrofac	44	960
Saipem	34	1,514
Santos	120	1,322
Subsea 7	361	7,134
Technip	15	1,563
Total	197	8,864
=Veripos	32	86
		28,904
Financials – 2.61%
AIA Group	400	1,382
Alterra Capital Holdings	43	1,004
AXA	491	6,561
Erste Group Bank	54	1,025

London Stock Exchange Group	65	1,026
Man Group	890	1,065
Mitsubishi UFJ Financial Group	2,000	9,582
Muenchener Rueckversicherungs	12	1,693
Nordea Bank	976	8,406
Seven Bank	500	1,284
Standard Chartered	511	11,099
		44,127
Healthcare – 4.17%
†Alkermes	78	1,324
Coloplast Class B	7	1,258
CSL	52	2,110
Dainippon Sumitomo Pharma	100	1,022
Fresenius	16	1,656
GlaxoSmithKline	238	5,406
†ICON ADR	40	901
Luxottica Group	30	1,047
Meda Class A	468	4,459
Novartis	159	8,886
Novo Nordisk ADR	64	9,302
Novo Nordisk Class B	22	3,190
Roche Holding	32	5,525
Sanofi	118	8,929
Shire	52	1,496
Teva Pharmaceutical Industries ADR	356	14,041
		70,552
Industrials – 3.95%
ABB	111	1,812
Aeroports de Paris	13	983
Aggreko	35	1,138
Alstom	203	6,420
Brambles	220	1,396
Cie de Saint-Gobain	87	3,213
Deutsche Post	461	8,153
DSV	45	892
East Japan Railway	120	7,535
Elbit Systems	29	999
European Aeronautic Defence & Space	45	1,596
G4S	280	1,224
Hoya	100	2,203
Invensys	320	1,115
ITOCHU	717	7,536
Kone	28	1,690
Koninklijke Philips Electronics	100	1,970
QR National	340	1,191
Rolls-Royce Holdings	64	863
Sandvik	110	1,410
Schneider Electric	32	1,778
Teleperformance	379	8,374
Volvo Class B	140	1,600
Yamato Holdings	100	1,610
		66,701
Information Technology – 1.48%
ASM Pacific Technology	100	1,278
ASML Holding	40	2,053
Avago Technologies	39	1,400
†CGI Group Class A	470	11,297
Computershare	130	994
†Foxconn International Holdings	2,000	731
†InterXion Holding	44	797
SAP	32	1,894
Seiko Epson	200	2,030
		22,474
Materials – 4.32%
Agrium	8	708
Air Liquide	18	2,057
Anglo American	43	1,413
Anglo American ADR	100	1,638
†AuRico Gold	961	7,722
BASF	45	3,128

BHP Billiton Limited	145	4,724
Israel Chemicals	170	1,881
Johnson Matthey	28	971
Lafarge	74	3,303
Lonmin	112	1,362
Newcrest Mining	68	1,583
Rexam	1,891	12,479
Rio Tinto	181	8,602
Rio Tinto Limited	23	1,351
Syngenta	3	1,027
Syngenta ADR	111	7,597
Umicore	26	1,202
Yamana Gold	668	10,308
		73,056
Telecommunication Services – 1.08%
BT Group	635	2,104
Tele2 Class B	83	1,285
Vodafone Group	2,843	7,991
Vodafone Group ADR	92	2,593
		13,973
Utilities – 0.96%
Centrica	285	1,425
National Grid	1,197	12,684
Shikoku Electric Power	100	2,126
		16,235
Total Developed Markets (cost $482,987)		497,209

XEmerging Markets – 10.55%
Consumer Discretionary – 0.66%
Grupo Televisa ADR	230	4,940
Hyundai Home Shopping Network	38	3,732
Hyundai Motor	7	1,442
LG Electronics	20	1,081
		11,195
Consumer Staples – 1.21%
Brazil Foods ADR	115	1,747
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	51	2,039
Fomento Economico Mexicano ADR	32	2,856
†Hypermarcas	326	1,921
@Lotte Chilsung Beverage	5	6,437
@Lotte Confectionery	2	2,744
Tingyi Cayman Islands Holding	139	358
Tsingtao Brewery	71	406
Wal-Mart de Mexico Series V	730	1,952
		20,460
Energy – 1.84%
CNOOC ADR	11	2,214
Gazprom ADR	358	3,399
LUKOIL ADR	56	3,140
PetroChina ADR	16	2,066
Petroleo Brasileiro SA ADR	388	7,283
Polski Koncern Naftowy Orlen	102	1,149
PTT	277	2,824
#Reliance Industries GDR 144A	188	5,004
†Rosneft Oil GDR	315	1,984
Sasol ADR	48	2,038
		31,101
Financials – 1.74%
Banco Santander Brasil ADR	200	1,550
Bangkok Bank	171	1,043
China Construction Bank	2,897	2,001
#@=†Etalon Group GDR 144A	200	1,090
ICICI Bank ADR	48	1,556
Industrial & Commercial Bank of China	5,125	2,873
Itau Unibanco Holding ADR	200	2,784
@KB Financial Group ADR	124	4,054
Samsung Life Insurance	22	1,804
=Sberbank	1,267	3,379
Standard Bank Group	270	3,663
@†UEM Land Holdings	3,277	2,173
VTB Bank GDR	404	1,435
		29,405

Industrials – 0.58%
All America Latina Logistica	330	1,394
†Gol Linhas Aereas Inteligentes ADR	250	1,103
@KCC	13	3,198
Santos Brasil Participacoes	113	1,680
United Tractors	1,085	2,496
		9,871
Information Technology – 1.71%
†Baidu ADR	18	2,070
Hon Hai Precision Industry	1,660	5,034
LG Display ADR	138	1,304
Samsung Electronics	9	9,565
†Sina	31	1,606
†Sohu.com	47	2,098
Taiwan Semiconductor Manufacturing ADR	246	3,434
United Microelectronics	7,390	3,227
†WNS Holdings ADR	51	496
		28,834
Materials – 1.21%
Anglo American Platinum	25	1,490
ArcelorMittal South Africa	226	1,454
Braskem ADR	103	1,371
†Cemex ADR	317	2,133
†Fibria Celulose ADR	430	3,221
@Gerdau	200	1,441
Gerdau ADR	118	1,034
Impala Platinum Holdings	86	1,429
Siam Cement NVDR	100	1,005
Vale ADR	300	5,955
		20,533
Telecommunication Services – 1.60%
America Movil ADR	99	2,580
China Mobile ADR	78	4,264
China Telecom	4,000	1,756
China Unicom Hong Kong ADR	233	2,924
Chunghwa Telecom ADR	79	2,483
KT ADR	258	3,400
MTN Group	135	2,340
SK Telecom ADR	354	4,283
Telefonica Brasil ADR	80	1,979
†Turkcell Iletisim Hizmet ADR	141	1,770
Vodacom Group	316	3,602
		31,381
Total Emerging Markets (cost $205,512)		182,780
Total Common Stock (cost $1,423,427)		1,598,184

Exchange-Traded Funds – 1.78%
iShares MSCI EAFE Growth Index	53	2,839
iShares MSCI Hong Kong Index Fund	110	1,804
iShares MSCI Japan Index Fund	2,600	24,466
iShares MSCI Singapore Index Fund	75	924
Total Exchange-Traded Funds (cost $30,389)		30,033

Preferred Stock – 0.09%
Volkswagen	10	1,584
Total Preferred Stock (cost $1,687)		1,584

Warrant – 0.02%
†Kinder Morgan CW17	154	333
Total Warrant (cost $276)		333

	Principal
	Amount
	(U.S. $)
Short-Term Investments – 4.78%
≠Discount Notes – 3.79%
Fannie Mae
0.07% 7/25/12	$3,886	3,885
0.10% 8/20/12	8,621	8,620
Federal Home Loan Bank
0.02% 7/5/12	7,178	7,178
0.05% 7/31/12	5,691	5,691
0.06% 7/27/12	11,373	11,373
0.065% 7/25/12	18,386	18,386
0.07% 8/2/12	7,960	7,960
0.08% 8/1/12	1,041	1,041
		64,134
Repurchase Agreements – 0.99%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $13,965
(collateralized by U.S. government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $14,244)	13,965	13,965
BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $2,793
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $2,849)	2,793	2,793
		16,758
Total Short-Term Investments (cost $80,891)		80,892

Total Value of Securities – 101.19%
(cost $1,536,670)		1,711,026
Liabilities Net of Receivables and Other Assets – (1.19%)		(20,118)
Net Assets Applicable to 172,601 Shares Outstanding – 100.00%		$1,690,908

†Non income producing security.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $21,955, which represented 1.30% of the Fund’s net assets. See Note 5 in "Notes."
§Developing Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but more risk.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $4,555, which represented 0.27% of the Fund’s net assets. See Note 1 in "Notes."
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $6,094, which represented 0.36% of the Fund’s net assets. See Note 5 in “Notes.”
≠The rate shown is the effective yield at the time of purchase.

The following foreign currency exchange contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to		In Exchange		Settlement	Appreciation
Counterparty	Receive (Deliver)		For		Date	(Depreciation)
MNB	CAD	(994)	USD	960	7/3/12	$(17)
MNB	EUR	494	USD	(616)	7/3/12	10
MNB	JPY	120,516	USD	(1,518)	7/3/12	(10)
MNB	KRW	110,055	USD	(96)	7/2/12	-
						$(17)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represents the Fund’s (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
CAD – Canadian Dollar
CVA – Dutch Certificate
EUR – European Monetary Unit
GDR – Global Depositary Receipt
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
NVDR – Non-Voting Depositary Receipt
REIT – Real Estate Investment Trust
USD – United States Dollar

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Foundation Funds – Delaware Foundation® Equity Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Short-term debt securities are valued using the elevated mean. Investment companies are valued at net asset value per share. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2009–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally does not isolate that portion of realized gains and losses on investments, which is due to changes in foreign exchange rates from that which is due to changes in market prices. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$1,551,850
Aggregate unrealized appreciation	$272,805
Aggregate unrealized depreciation	(113,629)
Net unrealized appreciation	$159,176

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,087,935	$510,163	$86	$1,598,184
Investment Companies	30,033	-	-	30,033
Short-Term Investments	-	80,892	-	80,892
Other	333	1,584	-	1,917
Total	$1,118,301	$592,639	$86	$1,711,026

Foreign Currency Exchange Contracts	$-	$(17)	$-	$(17)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning or end of the period in relation to net assets.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a) quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2012, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Fund’s schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Growth Allocation Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 74.49%
U.S. Markets – 42.04%
Consumer Discretionary – 4.14%
†AFC Enterprises	2,500	$57,850
†Apollo Group Class A	5,350	193,617
†Bally Technologies	595	27,763
†BorgWarner	420	27,548
†Buffalo Wild Wings	520	45,053
CEC Entertainment	1,085	39,461
†Cheesecake Factory	1,115	35,635
Cinemark Holdings	1,760	40,216
Comcast Class A	12,500	399,624
Comcast Special Class	6,260	196,564
Cooper Tire & Rubber	2,130	37,360
DSW Class A	1,730	94,112
Ford Motor	11,150	106,929
†G-III Apparel Group	1,675	39,681
†Iconix Brand Group	2,985	52,148
†Jack in the Box	1,905	53,111
Jarden	2,760	115,975
Jones Group	1,280	12,237
†Jos. A Bank Clothiers	1,235	52,438
Lowe's	13,300	378,252
Macy's	2,910	99,959
†Madden (Steven)	1,765	56,039
McDonald's	1,900	168,207
National CineMedia	2,355	35,725
NIKE Class B	3,350	294,063
Nordstrom	2,170	107,827
†OpenTable	510	22,955
†Perry Ellis International	2,285	47,414
†priceline.com	810	538,260
Regal Entertainment Group Class A	1,910	26,282
†Shuffle Master	4,000	55,200
Staples	18,050	235,553
Starbucks	1,640	87,445
Starwood Hotels & Resorts Worldwide	200	10,608
Target	1,930	112,307
†Tenneco	1,550	41,571
Viacom Class B	3,010	141,530
		4,086,519
Consumer Staples – 3.80%
Archer-Daniels-Midland	18,200	537,264
Avon Products	21,100	342,031
Casey's General Stores	1,265	74,622
Coca-Cola	1,310	102,429
CVS Caremark	11,590	541,600
†Fresh Market	615	32,982
General Mills	2,660	102,516
J&J Snack Foods	945	55,850
Kimberly-Clark	6,120	512,672
Kraft Foods	9,400	363,028
PepsiCo	2,880	203,501
†Prestige Brands Holdings	1,920	30,355
Procter & Gamble	3,660	224,175
Safeway	20,000	363,000
†Susser Holdings	1,775	65,977
Walgreen	6,425	190,052
		3,742,054
Energy – 4.06%
Baker Hughes	800	32,880
Berry Petroleum Class A	1,065	42,238
Bristow Group	1,135	46,160
†Carrizo Oil & Gas	1,770	41,613
Chevron	5,660	597,131
ConocoPhillips	5,300	296,164
EOG Resources	6,185	557,331
Exxon Mobil	3,560	304,629

Halliburton	13,100	371,909
Hess	1,480	64,306
†Key Energy Services	4,140	31,464
Kinder Morgan	11,869	382,419
Lufkin Industries	670	36,394
Marathon Oil	14,800	378,436
National Oilwell Varco	750	48,330
†Newfield Exploration	1,630	47,775
Occidental Petroleum	860	73,762
†Pioneer Drilling	4,840	38,575
†RigNet	2,040	35,476
†Rosetta Resources	1,080	39,571
Schlumberger	2,470	160,328
†Swift Energy	1,405	26,147
Williams	12,300	354,486
		4,007,524
Financials – 6.75%
Acadia Realty Trust	475	11,011
AFLAC	2,170	92,420
Allstate	10,800	378,972
American Equity Investment Life Holding	4,435	48,829
American Tower	200	13,982
Ameriprise Financial	1,520	79,435
Apartment Investment & Management	650	17,570
AvalonBay Communities	425	60,129
Bank of New York Mellon	18,100	397,295
†BBCN Bancorp	2,805	30,546
BlackRock	600	101,892
Boston Properties	700	75,859
Brandywine Realty Trust	1,000	12,340
BRE Properties	250	12,505
Camden Property Trust	450	30,452
Capital One Financial	1,790	97,841
Cardinal Financial	3,235	39,726
CBL & Associates Properties	400	7,816
City Holding	975	32,848
CME Group	1,310	351,224
Colonial Properties Trust	600	13,284
DCT Industrial Trust	7,590	47,817
DDR	1,950	28,548
Digital Realty Trust	400	30,028
Dime Community Bancshares	2,815	37,411
Douglas Emmett	450	10,395
Duke Realty	450	6,588
DuPont Fabros Technology	1,850	52,836
EastGroup Properties	1,450	77,285
Education Realty Trust	1,375	15,235
Entertainment Properties Trust	1,135	46,660
Equity Lifestyle Properties	225	15,518
Equity Residential	1,325	82,627
Essex Property Trust	175	26,936
Extra Space Storage	450	13,770
Federal Realty Investment Trust	250	26,023
Flushing Financial	3,195	43,548
General Growth Properties	925	16,733
HCP	1,575	69,536
Health Care REIT	700	40,810
Healthcare Realty Trust	400	9,536
Highwoods Properties	650	21,873
Home Bancshares	1,425	43,577
Home Properties	485	29,760
Host Hotels & Resorts	9,035	142,934
@Independent Bank	1,445	42,208
†IntercontinentalExchange	3,970	539,840
JPMorgan Chase	5,280	188,654
Kilroy Realty	525	25,415
Kimco Realty	1,275	24,263
LaSalle Hotel Properties	2,480	72,267
Lexington Realty Trust	1,325	11,223
Liberty Property Trust	800	29,472
Macerich	925	54,621
Marsh & McLennan	11,200	360,976
National Retail Properties	2,120	59,975
Park National	700	48,825
†Piper Jaffray	1,370	32,099
Primerica	1,865	49,851
ProAssurance	480	42,763
Progressive	19,125	398,373

ProLogis	1,575	52,337
Prosperity Bancshares	1,035	43,501
Prudential Financial	2,050	99,282
PS Business Parks	200	13,544
Public Storage	500	72,205
Ramco-Gershenson Properties Trust	550	6,914
Rayonier	225	10,103
Regency Centers	675	32,110
Simon Property Group	1,325	206,250
SL Green Realty	450	36,108
Sovran Self Storage	1,255	62,863
State Street	2,090	93,298
†Strategic Hotels & Resorts	1,500	9,690
†Sunstone Hotel Investors	825	9,067
Susquehanna Bancshares	4,980	51,294
Tanger Factory Outlet Centers	765	24,518
Taubman Centers	250	19,290
†Texas Capital Bancshares	975	39,380
Travelers	7,480	477,522
Trustmark	1,445	35,374
UDR	850	21,964
Ventas	1,100	69,432
Vornado Realty Trust	675	56,687
†WageWorks	715	10,768
Walter Investment Management	300	7,032
Webster Financial	2,310	50,035
Wells Fargo	6,750	225,720
		6,659,073
Healthcare – 5.27%
Abbott Laboratories	2,440	157,307
†Acorda Therapeutics	1,485	34,987
†Air Methods	640	62,880
†Align Technology	1,895	63,407
Allergan	5,950	550,792
Baxter International	7,000	372,050
Cardinal Health	8,700	365,400
†Celgene	1,470	94,315
Conmed	1,415	39,153
†CryoLife	3,940	20,606
†Express Scripts	2,560	142,925
†Gilead Sciences	2,430	124,610
†Greenway Medical Technologies	1,825	29,766
†Haemonetics	700	51,877
†Incyte	1,755	39,839
†InterMune	2,060	24,617
Johnson & Johnson	6,200	418,872
Medicis Pharmaceutical Class A	860	29,369
Merck	15,060	628,754
†Merit Medical Systems	3,433	47,410
†ONYX Pharmaceuticals	350	23,258
Perrigo	2,250	265,343
Pfizer	27,769	638,675
Quality Systems	1,560	42,916
Quest Diagnostics	6,400	383,360
†Quidel	2,710	42,493
†Salix Pharmaceuticals	280	15,243
†Spectrum Pharmaceuticals	3,340	51,970
Thermo Fisher Scientific	2,110	109,530
UnitedHealth Group	3,330	194,805
†Vertex Pharmaceuticals	1,410	78,847
West Pharmaceutical Services	1,095	55,287
		5,200,663
Industrials – 4.06%
AAON	2,155	40,622
Acuity Brands	835	42,510
Applied Industrial Technologies	1,705	62,829
Barnes Group	2,000	48,580
Caterpillar	3,625	307,799
†Chart Industries	795	54,664
†Columbus McKinnon	2,355	35,537
†CRA International	1,180	17,334
Cummins	560	54,270
Deere	1,500	121,305
ESCO Technologies	1,090	39,720
†Esterline Technologies	1,050	65,468
Expeditors International of Washington	5,875	227,656
FedEx	750	68,708
Fluor	1,470	72,530

†FTI Consulting	940	27,025
General Electric	7,880	164,219
Granite Construction	1,350	35,249
Honeywell International	2,210	123,406
†Hub Group Class A	1,825	66,065
Hunt (J.B.) Transport Services	1,130	67,348
†Kadant	1,710	40,100
†KEYW Holding	2,925	29,367
†Kforce	3,605	48,523
Lockheed Martin	870	75,760
Manpower	990	36,284
McGrath RentCorp	1,090	28,885
†MYR Group	2,115	36,082
Northrop Grumman	6,200	395,498
Raytheon	7,300	413,106
Republic Services	1,570	41,542
Rockwell Collins	600	29,610
†RPX	1,200	17,220
†Tetra Tech	1,505	39,250
†Titan Machinery	1,575	47,833
Towers Watson Class A	1,340	80,266
Triumph Group	1,665	93,690
Union Pacific	1,170	139,593
United Stationers	1,785	48,106
United Technologies	2,310	174,474
URS	1,300	45,344
US Ecology	2,190	38,851
Waste Management	10,900	364,060
		4,006,288
Information Technology – 10.38%
†Adobe Systems	12,875	416,764
Adtran	1,660	50,115
†Amkor Technology	5,140	25,083
Anixter International	735	38,992
†Apple	2,730	1,594,320
†Applied Micro Circuits	5,645	32,289
†BMC Software	10,175	434,269
†Cirrus Logic	1,505	44,969
Cisco Systems	24,420	419,291
†Citrix Systems	600	50,364
†Cognizant Technology Solutions Class A	1,580	94,800
†comScore	1,510	24,855
†Dell	3,810	47,701
†eBay	1,040	43,690
†EMC	6,020	154,293
†EPAM Systems	1,215	20,643
†ExlService Holdings	930	22,915
†FARO Technologies	1,165	49,023
†Google Class A	1,135	658,379
Intel	19,700	525,005
International Business Machines	380	74,320
Intuit	8,050	477,768
†IXYS	2,985	33,342
j2 Global	1,780	47,028
†Liquidity Services	750	38,393
†LogMeln	1,315	40,134
MasterCard Class A	1,420	610,756
Microsoft	9,600	293,664
Motorola Solutions	7,571	364,241
†NETGEAR	960	33,130
†Nuance Communications	2,050	48,831
Plantronics	1,350	45,090
†Polycom	10,050	105,726
QUALCOMM	13,270	738,874
†QuinStreet	2,210	20,465
†Rofin-Sinar Technologies	1,070	20,255
†Semtech	1,475	35,872
†Shutterfly	1,000	30,690
†SolarWinds	370	16,117
†SS&C Technologies Holdings	2,075	51,875
†Synaptics	1,245	35,644
Syntel	550	33,385
†TeleTech Holdings	2,580	41,280
†Teradata	4,875	351,049
Texas Instruments	1,330	38,158
†ValueClick	2,325	38,107
VeriSign	10,000	435,700
†ViaSat	855	32,293

Visa Class A	5,100	630,513
†Vocus	2,295	42,687
Xerox	49,800	391,926
†Yahoo	18,000	284,940
		10,230,013
Materials – 1.12%
Allegheny Technologies	970	30,933
Boise	4,955	32,604
Buckeye Technologies	735	20,940
†Castle (A.M.)	3,795	40,303
Celanese Class A	1,980	68,548
Cliffs Natural Resources	940	46,333
†Coeur d'Alene Mines	1,570	27,569
duPont (E.I.) deNemours	9,530	481,932
Eastman Chemical	1,490	75,051
†Ferro	7,440	35,712
Innophos Holdings	815	46,015
International Paper	2,560	74,010
Koppers Holdings	775	26,350
Silgan Holdings	900	38,421
†TPC Group	785	29,006
†US Silica Holdings	2,245	25,279
		1,099,006
Telecommunication Services – 1.75%
AT&T	18,070	644,376
Atlantic Tele-Network	700	23,611
†Crown Castle International	10,950	642,327
NTELOS Holdings	1,340	25,259
Verizon Communications	8,700	386,628
		1,722,201
Utilities – 0.71%
AGL Resources	1,500	58,125
Cleco	1,290	53,961
Edison International	8,000	369,600
MDU Resources Group	3,230	69,800
NorthWestern	975	35,783
OGE Energy	1,450	75,096
UIL Holdings	940	33,708
		696,073
Total U.S. Markets (cost $32,518,675)		41,449,414

§Developed Markets – 23.96%
Consumer Discretionary – 3.79%
Adidas	1,125	80,603
Bayerische Motoren Werke	4,242	306,851
British Sky Broadcasting Group	7,050	76,856
Cie Financiere Richemont Class A	1,435	78,762
Crown	5,700	49,860
Don Quijote	9,800	337,514
Eutelsat Communications	1,415	43,509
GKN	18,550	52,591
Hennes & Mauritz Class B	1,410	50,581
LVMH Moet Hennessy Louis Vuitton	380	57,807
McDonald's Holdings Japan	1,500	42,219
Nitori Holdings	694	65,463
Pirelli & C	4,580	48,284
PPR	1,171	166,832
Publicis Groupe	6,031	275,699
Reed Elsevier	6,350	50,895
Shimamura	400	46,222
Shimano	900	59,007
Sky City Entertainment Group	17,600	48,071
Sumitomo Rubber Industries	14,068	183,235
Suzuki Motor	3,300	67,759
Swatch Group Bearer Shares	160	63,212
Techtronic Industries	239,000	303,455
Toyota Motor	17,386	701,737
Yamada Denki	826	42,290
Yamaha	5,200	53,511
Yue Yuen Industrial Holdings	122,500	385,148
		3,737,973
Consumer Staples – 3.60%
Anheuser-Busch InBev	1,945	153,280
†Aryzta	11,551	574,704
Asahi Group Holdings	2,800	60,156
British American Tobacco	3,290	167,258
Carlsberg Class B	3,482	274,736

Coca-Cola Amatil	27,270	374,866
Danone	875	54,355
Diageo	4,580	118,046
Greggs	29,508	233,098
Imperial Tobacco Group	1,775	68,385
Japan Tobacco	3,200	94,802
Kao	2,800	77,220
Koninklijke Ahold	5,140	63,643
L'Oreal	700	81,868
Nestle	3,810	227,277
Reckitt Benckiser Group	1,865	98,575
SABMiller	1,265	50,752
Tate & Lyle	5,780	58,699
Tesco	89,891	436,840
Unilever	2,110	70,838
Unilever CVA	3,355	112,027
Woolworths	3,500	96,377
		3,547,802
Energy – 1.29%
Aker Solutions	3,770	53,418
AMEC	2,975	46,898
BG Group	5,500	112,589
†Lundin Petroleum	2,070	38,728
Noble	2,360	76,771
Petrofac	1,945	42,453
Saipem	1,510	67,218
Santos	5,400	59,490
Subsea 7	15,677	309,812
Technip	710	73,961
Total	8,536	384,029
=Veripos	1,386	3,724
		1,269,091
Financials – 2.21%
AIA Group	22,600	78,062
Alterra Capital Holdings	2,130	49,736
AXA	21,334	285,084
City Developments	6,000	53,475
Daito Trust Construction	600	56,875
Erste Group Bank	2,400	45,560
London Stock Exchange Group	2,765	43,649
Man Group	39,700	47,502
Mitsubishi UFJ Financial Group	87,514	419,268
Muenchener Rueckversicherungs	540	76,163
Nordea Bank	42,356	364,808
Oversea-Chinese Banking	9,000	62,926
Seven Bank	22,000	56,496
Sony Financial Holdings	2,700	44,069
Standard Chartered	22,331	485,079
Swire Properties	2,850	8,583
		2,177,335
Healthcare – 3.25%
†Alkermes	3,685	62,534
Coloplast Class B	295	53,023
CSL	2,350	95,348
Dainippon Sumitomo Pharma	4,700	48,021
Fresenius	700	72,445
GlaxoSmithKline	10,860	246,667
†ICON ADR	1,840	41,455
Luxottica Group	1,475	51,482
Meda Class A	20,308	193,474
Miraca Holdings	1,200	49,822
Novartis	6,883	384,675
Novo Nordisk ADR	2,850	414,219
Novo Nordisk Class B	960	139,181
Roche Holding	1,440	248,631
Sanofi	5,124	387,723
Santen Pharmaceutical	1,100	45,204
Shire	2,360	67,895
Teva Pharmaceutical Industries ADR	15,400	607,375
		3,209,174
Industrials – 3.58%
ABB	4,970	81,117
Aeroports de Paris	580	43,850
Aggreko	1,525	49,597
Alstom	8,801	278,330
Brambles	9,720	61,665
Central Japan Railway	7	55,131
Cie de Saint-Gobain	3,767	139,127

Deutsche Post	19,997	353,663
DSV	2,000	39,640
East Japan Railway	8,403	527,634
Elbit Systems	1,300	44,762
European Aeronautic Defence & Space	2,050	72,724
FANUC	300	49,314
G4S	12,450	54,411
Hoya	2,600	57,278
IHI	19,000	40,641
Invensys	14,300	49,837
ITOCHU	38,423	403,851
Keppel	7,000	57,339
Kone Class B	1,250	75,459
Koninklijke Philips Electronics	4,340	85,486
Kurita Water Industries	2,200	50,888
Mitsubishi Electric	9,000	75,298
QR National	15,300	53,611
Rolls-Royce Holdings	2,850	38,410
Sandvik	4,780	61,266
Schneider Electric	1,415	78,617
Swire Pacific Class A	5,000	58,154
Teleperformance	16,332	360,847
Volvo Class B	6,230	71,189
Yamato Holdings	3,600	57,966
		3,527,102
Information Technology – 1.27%
Accenture Class A	1,810	108,763
ASM Pacific Technology	3,350	42,821
ASML Holding	1,825	93,684
Avago Technologies	1,720	61,748
Canon	2,600	103,767
†CGI Group Class A	20,427	490,986
Computershare	5,650	43,199
†Foxconn International Holdings	104,000	37,994
†InterXion Holding	2,135	38,665
SAP	1,410	83,457
Seiko Epson	5,700	57,844
Tokyo Electron	1,000	46,895
Trend Micro	1,600	47,137
		1,256,960
Materials – 3.43%
Agrium	360	31,849
Air Liquide	800	91,423
Anglo American	1,945	63,921
Anglo American ADR	3,900	63,877
†AuRico Gold	41,728	335,283
BASF	2,040	141,789
BHP Billiton Limited	6,550	213,411
Israel Chemicals	7,900	87,407
Johnson Matthey	1,255	43,522
Kansai Paint	5,000	53,579
Lafarge	3,193	142,532
Lonmin	5,100	62,037
Newcrest Mining	3,020	70,299
Rexam	82,115	541,935
Rio Tinto	7,927	376,708
Rio Tinto Limited	985	57,843
Sika Bearer Shares	27	52,116
Sumitomo Chemical	20,000	61,477
Syngenta	150	51,327
Syngenta ADR	4,900	335,356
Umicore	1,170	54,072
Yamana Gold	29,001	447,528
		3,379,291
Telecommunication Services – 0.88%
BT Group	28,700	95,095
China Mobile ADR	3,650	199,546
KDDI	9	58,058
Tele2 Class B	3,640	56,367
Vodafone Group	123,421	346,895
Vodafone Group ADR	3,890	109,620
		865,581
Utilities – 0.66%
Centrica	12,700	63,497
National Grid	51,964	550,698
Shikoku Electric Power	2,000	42,515
		656,710
Total Developed Markets (cost $22,363,283)		23,627,019

XEmerging Markets – 8.49%
Consumer Discretionary – 0.59%
Grupo Televisa ADR	10,600	227,688
Hyundai Home Shopping Network	1,470	144,367
Hyundai Motor	330	67,986
LG Electronics	1,171	63,319
Mahindra & Mahindra	6,403	82,308
		585,668
Consumer Staples – 1.07%
Brazil Foods ADR	4,600	69,874
China Mengniu Dairy	23,000	60,904
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	2,200	87,978
Fomento Economico Mexicano ADR	1,375	122,719
†Hypermarcas	15,500	91,320
@Lotte Chilsung Beverage	125	160,930
@Lotte Confectionery	75	102,892
Tingyi Cayman Islands Holding	30,245	77,923
Tsingtao Brewery	13,202	75,440
United Spirits	8,879	109,994
Wal-Mart de Mexico Series V	33,848	90,529
		1,050,503
Energy – 1.39%
CNOOC ADR	500	100,625
Gazprom ADR	15,800	150,027
LUKOIL ADR	2,400	134,592
PetroChina ADR	725	93,627
Petroleo Brasileiro SA ADR	17,175	322,375
†Polski Koncern Naftowy Orlen	4,748	53,474
PTT	9,868	100,611
#Reliance Industries GDR 144A	7,686	204,581
Rosneft Oil GDR	13,310	83,834
Sasol ADR	2,000	84,900
YPF ADR	3,200	39,520
		1,368,166
Financials – 1.42%
Banco Santander Brasil ADR	11,110	86,103
Bangkok Bank	17,931	109,367
China Construction Bank	120,933	83,550
=†#@Etalon Group GDR 144A	6,500	35,425
ICICI Bank ADR	2,100	68,061
Industrial & Commercial Bank of China	244,600	137,120
Itau Unibanco Holding ADR	6,300	87,696
@KB Financial Group ADR	5,693	186,115
Samsung Life Insurance	1,470	120,549
=Sberbank	61,617	164,320
Standard Bank Group	11,137	151,101
†@UEM Land Holdings	153,095	101,498
VTB Bank GDR	18,500	65,711
		1,396,616
Industrials – 0.40%
All America Latina Logistica	15,288	64,564
Gol Linhas Aereas Inteligentes ADR	9,900	43,659
@KCC	545	134,074
Santos Brasil Participacoes	5,000	74,330
United Tractors	34,452	79,269
		395,896
Information Technology – 1.34%
†Baidu ADR	800	91,984
Hon Hai Precision Industry	71,887	218,018
LG Display ADR	6,000	56,700
MediaTek	8,001	74,124
Samsung Electronics	349	370,892
†Sina	1,500	77,715
†Sohu.com	2,200	98,208
Taiwan Semiconductor Manufacturing	43,074	118,274
Taiwan Semiconductor Manufacturing ADR	4,500	62,820
United Microelectronics	306,000	133,626
†WNS Holdings ADR	2,425	23,595
		1,325,956
Materials – 0.98%
Anglo American Platinum	1,159	69,085
ArcelorMittal South Africa	10,281	66,123
Braskem ADR	4,800	63,888
†Cemex ADR	14,672	98,743
Fibria Celulose ADR	13,997	104,838
@Gerdau	7,000	50,444

Gerdau ADR		5,100	44,676
Impala Platinum Holdings		3,978	66,110
Siam Cement NVDR		3,900	39,185
Steel Authority of India		31,157	51,359
Ultratech Cement		3,596	98,526
Vale ADR		10,850	215,373
			968,350
Telecommunication Services – 1.30%
America Movil ADR		4,200	109,452
China Telecom		172,000	75,499
China Unicom Hong Kong ADR		10,819	135,778
Chunghwa Telecom ADR		3,680	115,662
KT ADR		11,200	147,616
Mobile Telesystems ADR		4,200	72,240
MTN Group		4,621	80,089
SK Telecom ADR		18,000	217,800
Telefonica Brasil ADR		3,680	91,043
Turkcell Iletisim Hizmet ADR		7,650	96,008
Vodacom Group		12,432	141,720
			1,282,907
Utilities – 0.00%
@Enel OGK-5 GDR		100	257
			257
Total Emerging Markets (cost $9,353,092)			8,374,319
Total Common Stock (cost $64,235,050)			73,450,752

Convertible Preferred Stock – 0.11%
Apache 6.00% exercise price $109.12, expiration date 8/1/13		300	15,072
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49		262	14,557
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49		3	2,926
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49		4	3,415
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49		18	19,085
PPL 9.50% exercise price $28.80, expiration date 7/1/13		350	18,711
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49		80	8,635
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49		20	22,500
Total Convertible Preferred Stock (cost $108,585)			104,901

Exchange-Traded Funds – 0.05%
iShares MSCI EAFE Growth Index		700	37,492
iShares MSCI Japan Index Fund		1,630	15,338
Total Exchange-Traded Funds (cost $50,390)			52,830

		Principal
		Amount°
Agency Collateralized Mortgage Obligations – 0.30%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26	USD	828	964
Series 2003-26 AT 5.00% 11/25/32		30,851	32,608
Series 2003-32 PH 5.50% 3/25/32		20,651	21,346
Series 2010-29 PA 4.50% 10/25/38		52,620	55,245
Series 2010-41 PN 4.50% 4/25/40		20,000	22,412
Freddie Mac REMICs
Series 2512 PG 5.50% 10/15/22		74,079	81,959
Series 4065 DE 3.00% 6/15/32		5,000	5,037
GNMA Series 2010-113 KE 4.50% 9/20/40		50,000	57,342
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		20,000	21,325
Total Agency Collateralized Mortgage Obligations (cost $280,974)			298,238

Agency Mortgage-Backed Securities – 3.29%
Fannie Mae S.F. 15 yr
4.00% 11/1/25		44,577	48,062
5.50% 7/1/22		16,180	17,693
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27		289,000	302,773
3.00% 8/1/27		235,000	245,759
3.00% 9/1/27		120,000	125,250
3.50% 8/1/27		999,000	1,047,232
Fannie Mae S.F. 20 yr 5.50% 8/1/28		15,586	17,028

Fannie Mae S.F. 30 yr
5.00% 2/1/35	18,558	20,194
5.00% 10/1/35	135,707	147,583
5.50% 2/1/37	15,041	16,433
5.50% 6/1/38	80,742	88,211
6.00% 8/1/36	9,909	10,920
6.00% 9/1/36	16,117	17,761
6.00% 3/1/37	4,734	5,238
6.00% 8/1/37	9,541	10,515
6.00% 4/1/38	35,037	38,534
6.00% 12/1/38	2,932	3,225
6.00% 11/1/39	13,863	15,277
6.00% 1/1/40	120,130	132,383
6.00% 4/1/40	29,704	32,721
6.00% 6/1/40	217,902	240,127
6.00% 2/1/41	76,844	84,947
6.50% 2/1/36	7,936	9,017
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/42	14,000	15,264
5.50% 9/1/42	30,000	32,695
Freddie Mac S.F. 30 yr
3.50% 4/1/42	102,648	107,806
5.50% 7/1/38	14,861	16,157
5.50% 12/1/39	14,865	16,175
5.50% 7/1/40	119,073	129,791
6.00% 8/1/38	57,809	64,130
6.00% 10/1/38	82,094	91,070
6.00% 5/1/40	87,181	95,679
Total Agency Mortgage-Backed Securities (cost $3,237,722)		3,245,650

Commercial Mortgage-Backed Securities – 0.61%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	25,000	26,520
BAML Commercial Mortgage Securities
•Series 2005-1 A5 5.342% 11/10/42	10,000	10,932
Series 2006-4 A4 5.634% 7/10/46	110,000	123,997
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	40,000	42,699
Series 2006-PW12 A4 5.901% 9/11/38	40,000	45,437
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	15,000	16,564
#Series 2010-C1 A1 144A 3.156% 7/10/46	19,317	20,248
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	83,939	85,515
•Series 2004-GG2 A6 5.396% 8/10/38	45,000	48,202
Series 2005-GG4 A4 4.761% 7/10/39	15,000	16,160
Series 2005-GG4 A4A 4.751% 7/10/39	20,000	21,591
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	15,000	16,514
Series 2005-LDP5 A4 5.362% 12/15/44	15,000	16,781
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	15,000	15,726
•Morgan Stanley Capital I Series 2007-T27 A4 5.824% 6/11/42	55,000	63,894
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	30,000	32,932
Total Commercial Mortgage-Backed Securities (cost $543,649)		603,712

Convertible Bonds – 0.66%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	12,000	11,910
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	4,000	4,030
6.00% exercise price $28.08, expiration date 4/30/15	24,000	24,330
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	13,000	9,165
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	20,000	19,825
Alere 3.00% exercise price $43.98, expiration date 5/15/16	16,000	14,440
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	13,000	13,293
ϕArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	20,000	14,750
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	10,000	9,350
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	10,000	8,088
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	16,000	10,120
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	25,000	24,718
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	5,000	3,500
Euronet Worldwide 3.50% exercise price $40.48, expiration date 10/15/25	10,000	10,100
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	7,000	10,474
ϕGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	13,000	12,724
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	15,000	17,831
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	15,000	15,656
ϕHologic 2.00% exercise price $31.17, expiration date 2/27/42	6,000	5,588
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	9,000	8,078
Intel 2.95% exercise price $29.96, expiration date 12/15/35	10,000	11,363
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	13,000	14,414
Jefferies Group 3.875% exercise price $37.77, expiration date 11/1/29	24,000	21,810
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	17,000	16,660
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	28,000	26,704
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	10,000	13,125
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	28,000	29,049
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	37,000	35,427

MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	16,000	16,260
Mylan 3.75% exercise price $13.32, expiration date 9/10/15	10,000	17,250
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	8,000	9,540
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	7,000	7,761
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	6,000	6,270
2.75% exercise price $42.13, expiration date 6/30/17	14,000	13,878
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	35,000	33,599
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	16,000	16,040
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	2,000	1,633
PHH 4.00% exercise price $25.80, expiration date 9/1/14	26,000	25,967
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	19,000	18,383
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	19,000	19,641
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	6,000	11,603
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	8,000	8,400
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	8,000	8,000
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	11,000	15,373
Total Convertible Bonds (cost $632,220)		646,120

Corporate Bonds – 10.23%
Banking – 1.38%
Abbey National Treasury Services 4.00% 4/27/16	25,000	24,655
Bank of America
3.75% 7/12/16	15,000	15,136
3.875% 3/22/17	40,000	40,792
5.70% 1/24/22	10,000	11,033
BB&T
3.95% 3/22/22	55,000	57,627
5.25% 11/1/19	90,000	101,859
•BB&T Capital Trust IV 6.82% 6/12/57	10,000	10,100
Capital One Capital V 10.25% 8/15/39	18,000	18,450
Citigroup 4.50% 1/14/22	20,000	20,697
City National 5.25% 9/15/20	30,000	31,960
•Fifth Third Capital Trust IV 6.50% 4/15/37	40,000	39,900
Goldman Sachs Group 5.75% 1/24/22	20,000	21,151
•#HBOS Capital Funding 144A 6.071% 6/29/49	20,000	13,200
HSBC Holdings 4.00% 3/30/22	135,000	140,465
JPMorgan Chase 4.50% 1/24/22	20,000	21,586
JPMorgan Chase Capital XXV 6.80% 10/1/37	50,000	50,125
KeyCorp 5.10% 3/24/21	80,000	89,384
Lloyds TSB Bank 4.20% 3/28/17	85,000	87,772
PNC Funding
5.125% 2/8/20	135,000	156,378
5.625% 2/1/17	52,000	57,917
SunTrust Banks 3.50% 1/20/17	25,000	25,908
SVB Financial Group 5.375% 9/15/20	50,000	54,107
•USB Capital IX 3.50% 10/29/49	65,000	50,112
Wachovia
•0.837% 10/15/16	20,000	19,030
5.25% 8/1/14	10,000	10,673
5.625% 10/15/16	45,000	50,775
Wells Fargo
2.10% 5/8/17	25,000	25,085
3.50% 3/8/22	80,000	82,486
Zions Bancorporation
4.50% 3/27/17	5,000	5,032
7.75% 9/23/14	25,000	27,128
		1,360,523
Basic Industry – 1.24%
AK Steel 7.625% 5/15/20	15,000	12,750
Alcoa
5.40% 4/15/21	60,000	59,850
6.75% 7/15/18	30,000	33,958
#Algoma Acquisition 144A 9.875% 6/15/15	15,000	12,788
ArcelorMittal
6.25% 2/25/22	45,000	44,152
9.85% 6/1/19	35,000	41,705
Barrick Gold
3.85% 4/1/22	165,000	171,174
5.25% 4/1/42	5,000	5,377
Barrick North America Finance 4.40% 5/30/21	15,000	16,197
Century Aluminum 8.00% 5/15/14	22,000	21,890
CF Industries
6.875% 5/1/18	15,000	17,831
7.125% 5/1/20	32,000	39,040
Compass Minerals International 8.00% 6/1/19	15,000	16,144
Domtar 4.40% 4/1/22	20,000	19,633

Dow Chemical 8.55% 5/15/19	98,000	130,526
Eastman Chemical 3.60% 8/15/22	45,000	45,992
#FMG Resources August 2006 144A 6.875% 4/1/22	25,000	25,250
Freeport-McMoRan Copper & Gold 3.55% 3/1/22	35,000	34,505
Georgia-Pacific 8.00% 1/15/24	70,000	93,689
Headwaters 7.625% 4/1/19	25,000	24,688
Hexion U.S. Finance 8.875% 2/1/18	18,000	18,450
International Paper
4.75% 2/15/22	60,000	65,617
6.00% 11/15/41	15,000	16,973
9.375% 5/15/19	5,000	6,721
#MacDermid 144A 9.50% 4/15/17	7,000	7,350
Mohawk Industries 6.375% 1/15/16	9,000	9,968
Momentive Performance Materials 11.50% 12/1/16	10,000	7,500
#Murray Energy 144A 10.25% 10/15/15	17,000	15,003
Norcraft 10.50% 12/15/15	10,000	9,950
Nortek 8.50% 4/15/21	25,000	24,563
Novelis 8.75% 12/15/20	20,000	21,650
Ply Gem Industries 13.125% 7/15/14	10,000	10,175
Ryerson
•7.841% 11/1/14	3,000	2,880
12.00% 11/1/15	19,000	19,190
Smurfit Kappa Funding 7.75% 4/1/15	15,000	15,225
Steel Dynamics 7.75% 4/15/16	5,000	5,175
Teck Resources
3.00% 3/1/19	15,000	14,923
4.75% 1/15/22	5,000	5,383
Vale Overseas 4.375% 1/11/22	72,000	73,679
		1,217,514
Brokerage – 0.07%
Jefferies Group
6.25% 1/15/36	5,000	4,550
6.45% 6/8/27	10,000	9,600
Lazard Group 6.85% 6/15/17	45,000	49,439
		63,589
Capital Goods – 0.24%
ABB Finance USA 2.875% 5/8/22	30,000	30,411
Anixter 10.00% 3/15/14	3,000	3,263
Berry Plastics 9.75% 1/15/21	20,000	21,850
Caterpillar 2.60% 6/26/22	15,000	14,993
#Consolidated Container 144A 10.125% 7/15/20	10,000	10,350
Embraer 5.15% 6/15/22	25,000	25,725
Energizer Holdings 4.70% 5/24/22	35,000	36,589
Koninklijke Philips Electronics
3.75% 3/15/22	25,000	26,000
5.00% 3/15/42	30,000	32,380
Kratos Defense & Security Solutions 10.00% 6/1/17	10,000	10,825
#Plastipak Holdings 144A 10.625% 8/15/19	10,000	11,388
Trimas 9.75% 12/15/17	8,000	8,840
		232,614
Consumer Cyclical – 0.52%
American Axle & Manufacturing 7.875% 3/1/17	24,000	24,840
CKE Restaurants 11.375% 7/15/18	16,000	18,360
Dave & Buster's 11.00% 6/1/18	5,000	5,475
Delphi 6.125% 5/15/21	20,000	21,950
Dollar General 4.125% 7/15/17	5,000	5,094
Ford Motor 7.45% 7/16/31	44,000	55,330
Hanesbrands 6.375% 12/15/20	15,000	15,863
Historic TW 6.875% 6/15/18	65,000	80,187
Host Hotels & Resorts
#144A 5.25% 3/15/22	15,000	15,450
5.875% 6/15/19	10,000	10,850
6.00% 11/1/20	15,000	16,350
Ingles Markets 8.875% 5/15/17	12,000	13,125
Lowe's 3.12% 4/15/22	35,000	35,887
Macy's Retail Holdings 5.90% 12/1/16	23,000	26,537
Meritor 8.125% 9/15/15	28,000	29,645
New Albertsons 7.25% 5/1/13	7,000	7,254
OSI Restaurant Partners 10.00% 6/15/15	12,000	12,375
#Rite Aid 144A 9.25% 3/15/20	5,000	5,025
#Sealy Mattress 144A 10.875% 4/15/16	8,000	8,700
Target 4.00% 7/1/42	30,000	29,679
Tomkins 9.00% 10/1/18	18,000	20,115
Tops Holding 10.125% 10/15/15	7,000	7,473
Wyndham Worldwide
5.625% 3/1/21	20,000	21,814
5.75% 2/1/18	20,000	22,264
		509,642

Consumer Non-Cyclical – 0.98%
Accellent 8.375% 2/1/17	10,000	10,175
Amgen 5.375% 5/15/43	35,000	38,008
#AMGH Merger Sub 144A 9.25% 11/1/18	15,000	15,675
#Aristotle Holding 144A
2.65% 2/15/17	20,000	20,369
3.50% 11/15/16	10,000	10,539
3.90% 2/15/22	10,000	10,386
4.75% 11/15/21	10,000	11,087
#BAT International Finance 144A 3.25% 6/7/22	40,000	39,614
Biomet
11.625% 10/15/17	10,000	10,838
PIK 10.375% 10/15/17	10,000	10,738
Bio-Rad Laboratories 8.00% 9/15/16	9,000	9,990
Boston Scientific 6.00% 1/15/20	30,000	35,834
Cardinal Health
1.90% 6/15/17	10,000	10,087
3.20% 6/15/22	20,000	20,298
CareFusion 6.375% 8/1/19	55,000	64,960
Celgene 3.95% 10/15/20	30,000	31,568
Community Health Systems
8.00% 11/15/19	5,000	5,350
8.875% 7/15/15	2,000	2,055
Constellation Brands 6.00% 5/1/22	20,000	21,550
Del Monte 7.625% 2/15/19	20,000	20,275
#Dole Food 144A 8.00% 10/1/16	9,000	9,439
GlaxoSmithKline Capital 2.85% 5/8/22	30,000	30,582
Jarden 6.125% 11/15/22	15,000	15,900
#Kinetic Concepts 144A 12.50% 11/1/19	20,000	18,300
Kraft Foods
•1.344% 7/10/13	40,000	40,156
#144A3.50% 6/6/22	35,000	35,991
#144A 5.00% 6/4/42	20,000	21,252
Kroger 3.40% 4/15/22	35,000	35,042
Molson Coors Brewing
3.50% 5/1/22	20,000	20,578
5.00% 5/1/42	20,000	21,694
#Multiplan 144A 9.875% 9/1/18	25,000	27,500
NBTY 9.00% 10/1/18	25,000	27,750
Quest Diagnostics 4.70% 4/1/21	40,000	44,621
Radnet Management 10.375% 4/1/18	10,000	10,050
Safeway 4.75% 12/1/21	40,000	39,744
Scotts Miracle-Gro 6.625% 12/15/20	10,000	10,775
Tyson Foods 4.50% 6/15/22	30,000	31,050
WellPoint
3.125% 5/15/22	25,000	25,254
4.625% 5/15/42	15,000	15,526
#Woolworths 144A
3.15% 4/12/16	15,000	15,647
4.55% 4/12/21	10,000	11,118
Zimmer Holdings
3.375% 11/30/21	30,000	30,931
4.625% 11/30/19	25,000	28,416
		966,712
Energy – 1.79%
AmeriGas Finance
6.75% 5/20/20	15,000	15,338
7.00% 5/20/22	5,000	5,163
Antero Resources Finance 9.375% 12/1/17	7,000	7,770
Apache 4.75% 4/15/43	35,000	39,040
Comstock Resources 7.75% 4/1/19	5,000	4,625
#Continental Resources 144A 5.00% 9/15/22	15,000	15,244
Copano Energy 7.75% 6/1/18	12,000	12,480
Devon Energy
3.25% 5/15/22	10,000	10,195
4.75% 5/15/42	10,000	10,536
Ecopetrol 7.625% 7/23/19	41,000	51,865
El Paso Pipeline Partners Operating 6.50% 4/1/20	85,000	99,074
•Enbridge Energy Partners 8.05% 10/1/37	50,000	54,227
Energy Transfer Partners 9.70% 3/15/19	20,000	25,678
#ENI 144A 4.15% 10/1/20	100,000	99,408
Enterprise Products Operating
•7.034% 1/15/68	55,000	58,917
9.75% 1/31/14	65,000	73,361
Forest Oil 7.25% 6/15/19	15,000	13,838
#Helix Energy Solutions Group 144A 9.50% 1/15/16	12,000	12,585
#Hercules Offshore 144A 10.50% 10/15/17	24,000	24,120
#Hilcorp Energy I 144A 7.625% 4/15/21	10,000	10,700

HollyFrontier 9.875% 6/15/17		12,000	13,260
Inergy 6.875% 8/1/21		10,000	10,050
Kinder Morgan Energy Partners
3.95% 9/1/22		60,000	60,911
9.00% 2/1/19		40,000	51,738
Linn Energy
#144A 6.50% 5/15/19		5,000	4,975
8.625% 4/15/20		10,000	10,825
Newfield Exploration 5.625% 7/1/24		5,000	5,119
#NFR Energy 144A 9.75% 2/15/17		15,000	12,525
NiSource Finance 5.80% 2/1/42		25,000	27,710
Occidental Petroleum 2.70% 2/15/23		35,000	35,299
Pemex Project Funding Master Trust 6.625% 6/15/35		10,000	11,950
Petrobras International Finance
5.375% 1/27/21		70,000	75,794
5.75% 1/20/20		25,000	27,472
Petrohawk Energy 7.25% 8/15/18		30,000	33,779
Petroleos de Venezuela 9.00% 11/17/21		153,000	111,995
#Petroleos Mexicanos 144A 5.50% 6/27/44		40,000	41,000
Petroleum Development 12.00% 2/15/18		12,000	12,900
Plains All American Pipeline 8.75% 5/1/19		40,000	52,829
Pride International 6.875% 8/15/20		65,000	79,881
Quicksilver Resources 9.125% 8/15/19		10,000	8,750
Range Resources 5.00% 8/15/22		20,000	19,775
#Samson Investment 144A 9.75% 2/15/20		5,000	4,981
SandRidge Energy
7.50% 3/15/21		5,000	4,963
#144A 8.125% 10/15/22		10,000	10,113
Talisman Energy 5.50% 5/15/42		40,000	41,239
•TransCanada PipeLines 6.35% 5/15/67		70,000	72,158
Transocean
5.05% 12/15/16		55,000	59,715
6.375% 12/15/21		10,000	11,458
Weatherford International
4.50% 4/15/22		45,000	46,210
9.625% 3/1/19		30,000	39,148
Williams Partners
4.00% 11/15/21		25,000	26,020
7.25% 2/1/17		35,000	41,979
#Woodside Finance 144A
8.125% 3/1/14		45,000	49,433
8.75% 3/1/19		5,000	6,482
			1,766,600
Financials – 0.57%
General Electric Capital
2.30% 4/27/17		15,000	15,119
5.50% 2/1/17	NZD	20,000	16,765
5.875% 1/14/38	USD	25,000	28,801
6.00% 8/7/19		99,000	116,008
International Lease Finance
5.875% 4/1/19		10,000	10,023
6.25% 5/15/19		21,000	21,399
8.25% 12/15/20		35,000	40,169
8.75% 3/15/17		35,000	39,463
#IPIC GMTN 144A 5.50% 3/1/22		200,000	219,000
John Deere Capital 2.80% 1/27/23		30,000	30,177
Nuveen Investments 10.50% 11/15/15		25,000	25,500
			562,424
Insurance – 0.40%
Alleghany 4.95% 6/27/22		20,000	20,418
American International Group 4.875% 6/1/22		10,000	10,252
•Chubb 6.375% 3/29/67		35,000	36,313
Coventry Health Care 5.45% 6/15/21		45,000	50,676
#Highmark 144A
4.75% 5/15/21		15,000	15,376
6.125% 5/15/41		5,000	5,364
•ING Groep 5.775% 12/29/49		25,000	21,375
#Liberty Mutual Group 144A
4.95% 5/1/22		40,000	39,828
6.50% 5/1/42		15,000	15,233
•7.00% 3/15/37		10,000	8,950
MetLife
6.40% 12/15/36		35,000	34,485
6.817% 8/15/18		55,000	67,168
Prudential Financial
3.875% 1/14/15		10,000	10,477
4.50% 11/15/20		10,000	10,618
4.50% 11/16/21		10,000	10,399
6.00% 12/1/17		10,000	11,516
•XL Group 6.50% 12/31/49		25,000	20,438
			388,886

Media – 0.35%
Affinion Group 7.875% 12/15/18	20,000	17,150
CCO Holdings 7.00% 1/15/19	5,000	5,425
Clear Channel Communications 9.00% 3/1/21	10,000	8,750
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20	15,000	14,638
Comcast 3.125% 7/15/22	25,000	25,171
DIRECTV Holdings 3.80% 3/15/22	100,000	101,334
DISH DBS
#144A 5.875% 7/15/22	20,000	20,300
7.875% 9/1/19	12,000	13,890
Interpublic Group 4.00% 3/15/22	40,000	40,690
Nielsen Finance
11.50% 5/1/16	3,000	3,428
11.625% 2/1/14	2,000	2,300
#Sinclair Television Group 144A 9.25% 11/1/17	12,000	13,320
#Sirius XM Radio 144A 8.75% 4/1/15	20,000	22,600
Time Warner
3.40% 6/15/22	10,000	10,105
4.90% 6/15/42	10,000	10,186
#Univision Communications 144A 6.875% 5/15/19	20,000	20,700
#XM Satellite Radio 144A 13.00% 8/1/13	17,000	19,040
		349,027
Real Estate – 0.53%
Alexandria Real Estate Equities 4.60% 4/1/22	35,000	35,905
American Tower
4.70% 3/15/22	10,000	10,286
5.90% 11/1/21	70,000	78,038
Boston Properties 3.85% 2/1/23	25,000	25,288
Brandywine Operating Partnership 4.95% 4/15/18	30,000	30,761
Developers Diversified Realty
4.625% 7/15/22	10,000	9,889
4.75% 4/15/18	20,000	20,770
7.50% 4/1/17	5,000	5,742
7.875% 9/1/20	30,000	35,927
9.625% 3/15/16	15,000	18,235
Digital Realty Trust 5.25% 3/15/21	65,000	69,314
Host Hotels & Resorts 6.00% 10/1/21	12,000	13,230
Liberty Property 4.125% 6/15/22	15,000	15,168
Mack-Cali Realty 4.50% 4/18/22	25,000	25,702
Regency Centers 4.80% 4/15/21	30,000	32,139
UDR 4.625% 1/10/22	50,000	53,057
#WEA Finance 144A 4.625% 5/10/21	40,000	42,350
		521,801
Services – 0.28%
#ADT 144A 3.50% 7/15/22	30,000	30,163
Ameristar Casinos 7.50% 4/15/21	20,000	21,500
Casella Waste Systems 11.00% 7/15/14	4,000	4,255
#Equinox Holdings 144A 9.50% 2/1/16	3,000	3,195
Geo Group 6.625% 2/15/21	10,000	10,375
Iron Mountain 7.75% 10/1/19	5,000	5,425
M/I Homes 8.625% 11/15/18	15,000	15,563
Mobile Mini 6.875% 5/1/15	5,000	5,069
PHH 9.25% 3/1/16	35,000	37,362
Pinnacle Entertainment 8.75% 5/15/20	23,000	25,300
Republic Services 3.55% 6/1/22	20,000	20,258
Royal Caribbean Cruises 7.00% 6/15/13	7,000	7,315
RSC Equipment Rental 10.25% 11/15/19	14,000	15,820
Ryland Group 8.40% 5/15/17	12,000	13,650
Standard Pacific 10.75% 9/15/16	15,000	17,775
#United Air Lines 144A 12.00% 11/1/13	18,000	18,855
Western Union 3.65% 8/22/18	20,000	21,683
Wynn Las Vegas 7.75% 8/15/20	5,000	5,563
		279,126
Technology – 0.25%
Amkor Technology 7.375% 5/1/18	10,000	10,438
Avaya
#144A 7.00% 4/1/19	20,000	18,650
9.75% 11/1/15	15,000	12,488
10.125% 11/1/15	5,000	4,175
CDW 12.535% 10/12/17	10,000	10,900
First Data
9.875% 9/24/15	15,000	15,263
11.25% 3/31/16	20,000	18,950
Jabil Circuit 7.75% 7/15/16	8,000	9,160
National Semiconductor 6.60% 6/15/17	55,000	68,063

#Seagate Technology International 144A 10.00% 5/1/14	25,000	27,874
Symantec
2.75% 6/15/17	20,000	20,113
4.20% 9/15/20	25,000	25,618
#Unisys 144A 12.75% 10/15/14	7,000	7,665
		249,357
Telecommunications – 0.64%
CenturyLink 5.80% 3/15/22	50,000	49,867
#Clearwire Communications 144A 12.00% 12/1/15	33,000	30,110
#Crown Castle Towers 144A 4.883% 8/15/20	135,000	146,819
Frontier Communications 6.25% 1/15/13	2,000	2,051
Intelsat Bermuda 11.25% 2/4/17	20,000	20,675
Intelsat Bermuda PIK 11.50% 2/4/17	274	284
Intelsat Jackson Holdings 7.25% 10/15/20	15,000	15,825
Level 3 Financing 10.00% 2/1/18	12,000	13,050
MetroPCS Wireless 6.625% 11/15/20	10,000	9,875
Motorola Solutions 3.75% 5/15/22	55,000	54,350
NII Capital 7.625% 4/1/21	21,000	18,113
PAETEC Holding 8.875% 6/30/17	9,000	9,743
Qwest 6.75% 12/1/21	20,000	22,544
Sprint Capital 8.75% 3/15/32	12,000	10,980
Sprint Nextel
6.00% 12/1/16	10,000	9,625
8.375% 8/15/17	10,000	10,300
#144A 9.125% 3/1/17	20,000	21,050
Telefonica Emisiones 6.421% 6/20/16	75,000	72,031
Telesat Canada
#144A 6.00% 5/15/17	10,000	10,225
12.50% 11/1/17	12,000	13,440
#Vivendi 144A
3.45% 1/12/18	45,000	44,121
6.625% 4/4/18	32,000	35,414
West 7.875% 1/15/19	5,000	5,250
Windstream 8.125% 8/1/13	9,000	9,529
		635,271
Transportation – 0.09%
#Brambles USA 144A 3.95% 4/1/15	40,000	41,818
#ERAC USA Finance 144A
2.75% 3/15/17	5,000	5,076
5.25% 10/1/20	40,000	44,622
		91,516
Utilities – 0.90%
AES 8.00% 6/1/20	9,000	10,373
Ameren Illinois 9.75% 11/15/18	50,000	67,522
#American Transmission Systems 144A 5.25% 1/15/22	50,000	56,453
Baltimore Gas & Electric 3.50% 11/15/21	20,000	21,171
#Calpine 144A 7.875% 7/31/20	15,000	16,613
CenterPoint Energy 5.95% 2/1/17	30,000	34,242
CMS Energy 6.25% 2/1/20	10,000	11,155
ComEd Financing III 6.35% 3/15/33	25,000	25,227
Detroit Edison 2.65% 6/15/22	10,000	10,083
GenOn Energy 9.875% 10/15/20	15,000	14,700
Great Plains Energy 5.292% 6/15/22	90,000	97,273
•Integrys Energy Group 6.11% 12/1/66	20,000	20,020
Ipalco Enterprises 5.00% 5/1/18	15,000	15,263
Jersey Central Power & Light 5.625% 5/1/16	10,000	11,468
LG&E & KU Energy
3.75% 11/15/20	25,000	25,659
4.375% 10/1/21	25,000	26,948
•NextEra Energy Capital Holdings 6.35% 10/1/66	45,000	45,942
NRG Energy
7.375% 1/15/17	15,000	15,638
7.875% 5/15/21	15,000	15,225
PacifiCorp 2.95% 2/1/22	30,000	30,871
Pennsylvania Electric 5.20% 4/1/20	25,000	28,247
PPL Capital Funding
4.20% 6/15/22	10,000	10,052
•6.70% 3/30/67	15,000	14,996
Public Service Company of Oklahoma 5.15% 12/1/19	100,000	115,869
Puget Energy 6.00% 9/1/21	10,000	10,663
•Puget Sound Energy 6.974% 6/1/67	40,000	40,379
SCANA 4.125% 2/1/22	25,000	25,276
Southwest Gas 3.875% 4/1/22	15,000	15,842
•Wisconsin Energy 6.25% 5/15/67	55,000	57,260
		890,430
Total Corporate Bonds (cost $9,645,707)		10,085,032

Non-Agency Asset-Backed Securities – 0.14%
•Bank of America Credit Card Trust Series 2007-A10 A10 0.312% 12/15/16		100,000	99,937
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		14,513	15,264
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15		20,000	20,066
Total Non-Agency Asset-Backed Securities (cost $133,223)			135,267

Non-Agency Collateralized Mortgage Obligations – 0.03%
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		1,502	1,519
Series 2005-6 7A1 5.50% 7/25/20		1,480	1,475
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-2 3A1 5.75% 3/25/36		9,590	9,210
•Series 2006-AR5 2A1 2.615% 4/25/36		18,629	14,660
Total Non-Agency Collateralized Mortgage Obligations (cost $21,929)			26,864

ΔRegional Bonds – 0.78%
Australia – 0.62%
New South Wales Treasury 6.00% 4/1/19	AUD	203,000	238,270
Queensland Treasury
6.00% 9/14/17	AUD	54,000	61,686
6.25% 6/14/19	AUD	265,000	312,463
			612,419
Canada – 0.16%
Province of Ontario 3.15% 6/2/22	CAD	91,000	92,375
Province of Quebec 4.25% 12/1/21	CAD	56,000	61,669
			154,044
Total Regional Bonds (cost $729,688)			766,463

«Senior Secured Loans – 1.28%
Allied Security Holdings Tranche 2L 8.50% 1/21/18	USD	10,000	10,044
Bausch & Lomb Tranche B 4.75% 4/17/19		25,000	24,906
BNY ConvergEx Group
8.75% 12/16/17		14,088	13,384
(EZE Castle Software) 8.75% 11/29/17		5,912	5,616
Brock Holdings III
10.00% 2/15/18		10,000	9,900
Tranche B 6.00% 2/15/17		9,581	9,567
Burlington Coat Factory
5.75% 5/1/17		37,689	37,568
Tranche B 6.25% 2/10/17		25,000	24,920
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		85,000	75,916
Cengage Learning Acquisitions 7.50% 7/7/14		43,858	42,008
Chrysler Group 6.00% 4/28/17		72,489	73,124
Clear Channel Communications Tranche A 3.639% 7/30/14		48,151	44,098
Consolidated Container 5.75% 9/28/14		10,000	9,968
DaVita Tranche B 4.50% 10/20/16		20,000	20,020
Delos Aircraft 4.75% 3/17/16		80,000	80,367
Delta Air Lines Tranche B 5.50% 3/29/17		19,850	19,856
Emdeon Tranche B 5.00% 11/2/18		19,900	19,930
First Data
5.00% 3/24/17		75,510	72,159
Tranche B2 2.995% 9/24/14		5,000	4,826
Frac Tech International Tranche B 6.25% 4/19/16		28,575	26,178
GenOn Energy Tranche B 6.00% 6/20/17		19,699	19,570
Hologic 7.50% 4/29/19		20,000	20,050
Houghton International Tranche B1 6.75% 1/11/16		9,832	9,906
IASIS Healthcare Tranche B 5.00% 4/18/18		24,937	24,532
Immucor Tranche B 7.25% 7/2/18		9,925	9,996
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		10,000	10,009
Knology Tranche B 4.00% 8/8/17		25,000	24,966
Lawson Software Tranche B 6.25% 3/16/18		80,000	80,543
Level 3 Financing Tranche B2 5.75% 4/11/18		35,000	35,060
Lord & Taylor 5.75% 12/2/18		9,975	9,995
Multiplan 4.75% 8/26/17		13,577	13,437
Nuveen Investments
5.863% 5/13/17		36,165	35,686
8.25% 3/1/19		25,000	25,141
OSI Restaurant Partners
2.563% 6/13/14		45,219	44,626
2.593% 6/14/13		4,487	4,428
PQ 6.74% 7/30/15		20,000	19,059
Protection One 5.75% 3/31/19		20,000	19,975
Remy International Tranche B 6.25% 12/16/16		19,232	19,280
Reynolds Group Holdings Tranche C 6.50% 7/7/18		59,302	59,904
Sensus USA 2nd Lien 8.50% 4/13/18		25,000	24,938
Toys R US Tranche B 6.00% 9/1/16		24,774	23,380
Univision Communications 4.489% 3/29/17		64,454	61,146
Visant 5.25% 12/31/16		18,897	18,383
Zayo Group Tranche B 7.125% 3/18/19		25,000	25,130
Total Senior Secured Loans (cost $1,254,778)			1,263,495

ΔSovereign Bonds – 1.75%
Brazil – 0.15%
Federal Republic of Brazil
5.625% 1/7/41		100,000	123,150
8.875% 10/14/19		20,000	28,450
			151,600
Canada – 0.08%
Canadian Government
3.75% 6/1/19	CAD	37,000	41,799
4.00% 6/1/17	CAD	36,000	39,923
			81,722
Finland – 0.04%
Finland Government 4.00% 7/4/25	EUR	24,000	35,764
			35,764
Germany – 0.02%
Deutschland Republic 2.50% 1/4/21	EUR	18,032	24,929
			24,929
Indonesia – 0.07%
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	368,000,000	41,738
11.00% 11/15/20	IDR	179,000,000	25,186
			66,924
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	52,000	17,125
			17,125
Mexico – 0.08%
Mexican Bonos
6.50% 6/10/21	MXN	219,500	17,873
8.50% 5/31/29	MXN	457,700	41,960
Mexico Government International 4.75% 3/8/44	USD	20,000	21,600
			81,433
Norway – 0.43%
Norwegian Government
3.75% 5/25/21	NOK	318,000	61,620
4.25% 5/19/17	NOK	166,000	31,492
4.50% 5/22/19	NOK	777,000	154,456
5.00% 5/15/15	NOK	936,000	173,276
			420,844
Panama – 0.05%
Republic of Panama
6.70% 1/26/36	USD	4,000	5,420
7.25% 3/15/15		18,000	20,610
8.875% 9/30/27		17,000	26,478
			52,508
Peru – 0.09%
Republic of Peru
5.625% 11/18/50		10,000	12,175
7.125% 3/30/19		61,000	78,690
			90,865
Philippines – 0.15%
Republic of Philippines 9.50% 10/21/24		99,000	150,480
			150,480
Poland – 0.05%
Poland Government
5.00% 10/24/13	PLN	28,000	8,441
5.25% 10/25/17	PLN	132,000	40,497
			48,938
Republic of Korea – 0.03%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	29,328,489	29,165
			29,165
Russia – 0.07%
Russian-Eurobond 7.50% 3/31/30	USD	56,606	68,102
			68,102
South Africa – 0.17%
South Africa Government
7.25% 1/15/20	ZAR	132,000	16,263
8.00% 12/21/18	ZAR	1,031,000	133,676
10.50% 12/21/26	ZAR	97,000	14,436
			164,375
United Kingdom – 0.21%
United Kingdom Gilt
4.00% 3/7/22	GBP	73,311	137,983
4.25% 12/7/27	GBP	18,000	35,026
4.50% 3/7/19	GBP	19,000	36,177
			209,186
Uruguay – 0.04%
Republic of Uruguay 8.00% 11/18/22	USD	25,500	36,019
			36,019
Total Sovereign Bonds (cost $1,682,523)			1,729,979

Supranational Banks – 0.05%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	190,000	33,135
3.625% 6/22/20	NOK	90,000	15,786
Total Supranational Banks (cost $48,501)			48,921

U.S. Treasury Obligations – 3.01%
U.S. Treasury Bond 3.125% 2/15/42	USD	875,000	939,942
U.S. Treasury Notes
∞0.625% 5/31/17		390,000	388,263
0.75% 6/30/17		985,000	986,154
1.75% 5/15/22		550,000	554,555
3.125% 4/30/17		85,000	94,655
Total U.S. Treasury Obligations (cost $2,964,129)			2,963,569

		Number of
		Shares
Preferred Stock – 0.15%
Alabama Power 5.625%		825	21,079
BB&T 5.85%		625	16,406
•U.S. Bancorp
3.50%		25	19,750
6.50%		800	22,864
Volkswagen		440	69,678
Total Preferred Stock (cost $148,916)			149,777

Warrant – 0.01%
†Kinder Morgan		6,496	14,031
Total Warrant (cost $11,628)			14,031

		Principal
		Amount°
Short-Term Investments – 5.35%
≠Discount Notes – 3.98%
Fannie Mae
0.07% 7/25/12	USD	246,143	246,131
0.10% 8/20/12		389,169	389,148
Federal Home Loan Bank
0.02% 7/5/12		578,101	578,099
0.05% 7/31/12		458,364	458,357
0.06% 7/27/12		915,938	915,926
0.065% 7/25/12		888,005	887,993
0.07% 8/2/12		384,448	384,435
0.08% 8/1/12		65,967	65,965
			3,926,054
Repurchase Agreements – 1.37%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $1,124,720
(collateralized by U.S. government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $1,147,203)		1,124,709	1,124,709

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $224,944
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $229,441)		224,942	224,942
			1,349,651
Total Short-Term Investments (cost $5,275,593)			5,275,705

Total Value of Securities – 102.29%
(cost $91,005,205)			100,861,306
«Liabilities Net of Receivables and Other Assets – (2.29%)			(2,261,406)
Net Assets Applicable to 10,156,209 Shares Outstanding – 100.00%			$98,599,900

†Non income producing security.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $813,832, which represented 0.83% of the Fund’s net assets. See Note 5 in "Notes."
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $203,469, which represented 0.21% of the Fund’s net assets. See Note 1 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $2,176,543, which represented 2.21% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.

tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.
«Includes foreign currency valued at $194,060 with a cost of $193,313.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	(88,613)	USD	86,301	7/13/12	$(4,296)
BAML	BRL	56,087	USD	(27,293)	7/13/12	553
BAML	EUR	(175,129)	USD	220,255	7/13/12	(1,301)
BAML	HUF	(68,861,150)	USD	291,127	7/13/12	(13,100)
BAML	JPY	(4,961,407)	USD	62,476	7/13/12	395
BAML	MXN	(515,379)	USD	38,052	7/13/12	(515)
BAML	NOK	(284,033)	USD	47,170	7/13/12	(486)
BAML	NZD	(12,069)	USD	9,068	7/13/12	(581)
BAML	ZAR	(133,000)	USD	15,837	7/13/12	(410)
BCLY	AUD	(61,862)	USD	60,293	7/13/12	(2,955)
BCLY	JPY	2,668,921	USD	(33,591)	7/13/12	(195)
BCLY	PLN	(239,323)	USD	70,000	7/13/12	(1,687)
CITI	EUR	(79,078)	USD	99,525	7/13/12	(517)
CITI	HUF	(16,360,995)	USD	70,000	7/13/12	(2,282)
CITI	JPY	2,843,862	USD	(35,823)	7/13/12	(238)
GSC	BRL	224,924	USD	(109,231)	7/13/12	2,438
GSC	GBP	(19,491)	USD	30,582	7/13/12	58
GSC	NOK	(110,720)	USD	18,429	7/13/12	(148)
HSBC	AUD	(49,143)	USD	49,221	7/3/12	(1,071)
HSBC	AUD	(103,767)	USD	101,184	7/13/12	(4,908)
HSBC	CAD	78,802	USD	(76,661)	7/13/12	720
HSBC	EUR	(14,583)	USD	18,349	7/13/12	(101)
HSBC	GBP	(18,000)	USD	27,993	7/13/12	(196)
HSBC	JPY	5,477,158	USD	(68,872)	7/13/12	(338)
HSBC	NOK	(488,764)	USD	81,458	7/13/12	(548)
JPMC	BRL	124,250	USD	(60,699)	7/13/12	988
JPMC	CAD	(62,146)	USD	60,512	7/13/12	(513)
JPMC	CHF	76,998	USD	(80,650)	7/13/12	465
JPMC	EUR	(36,271)	USD	45,637	7/13/12	(250)
JPMC	IDR	(94,100,000)	USD	9,782	7/13/12	(218)
JPMC	NOK	(566,745)	USD	94,292	7/13/12	(797)
MNB	CAD	(14,938)	USD	14,420	7/3/12	(252)
MNB	EUR	20,554	USD	(25,610)	7/3/12	391
MNB	HKD	(5,584)	USD	720	7/2/12	0
MNB	JPY	5,227,401	USD	(65,853)	7/3/12	(453)
MNB	KRW	3,853,426	USD	(3,364)	7/2/12	11
MNB	KRW	2,123,561	USD	(1,862)	7/3/12	(2)
MSC	BRL	123,665	USD	(60,524)	7/13/12	873
MSC	EUR	(115,455)	USD	145,377	7/13/12	(685)
MSC	GBP	(19,600)	USD	30,744	7/13/12	49
MSC	JPY	1,630,940	USD	(20,533)	7/13/12	(125)
MSC	NOK	(221,444)	USD	36,848	7/13/12	(306)
MSC	PLN	(239,254)	USD	70,000	7/13/12	(1,666)
UBS	ZAR	(252,555)	USD	30,679	7/3/12	(222)
						$(34,421)

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
1 Long Gilt	$185,167	$186,538	9/26/12	$1,371

Swap Contracts
CDS Contracts

						Unrealized
	Swap			Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate17.1
BAML	5 yr CDS	EUR	215,000	5.00%	6/20/17	$15,303
BAML	Kingdom of Spain 5 yr CDS	USD	59,000	1.00%	12/20/15	3,115
BCLY	ITRAXX Europe Financials 17.1
BCLY	5 yr CDS	EUR	315,000	5.00%	6/20/17	22,324
BCLY	Kingdom of Belgium 5 yr CDS	USD	37,000	1.00%	6/20/17	(760)
	Kingdom of Spain
BCLY	5 yr CDS		60,000	1.00%	3/20/15	5,481
BCLY	5 yr CDS		30,000	1.00%	3/21/16	1,745
	Republic of France
BCLY	5 yr CDS		74,000	0.25%	9/20/16	(960)
BCLY	5 yr CDS		78,000	0.25%	6/20/17	(598)
GSC	Republic of France 5 yr CDS		32,000	0.25%	9/20/16	(362)
	ITRAXX Europe Crossover 17.1
JPMC	5 yr CDS	EUR	275,000	5.00%	6/20/17	3,661
JPMC	Kingdom of Spain 5 yr CDS	USD	38,000	1.00%	3/20/17	2,135
	Republic of France
JPMC	5 yr CDS		53,000	0.25%	9/20/16	(675)
JPMC	5 yr CDS		49,000	0.25%	6/20/17	(770)
	Japan
MSC	5 yr CDS		50,000	1.00%	9/20/16	(882)
MSC	5 yr CDS		82,000	1.00%	3/20/17	(2,060)
	Kingdom of Belgium
MSC	5 yr CDS		104,000	1.00%	12/20/16	(3,811)
MSC	5 yr CDS		32,000	1.00%	3/20/17	(1,377)
	Kingdom of Spain
MSC	5 yr CDS		72,000	1.00%	6/20/16	5,995
MSC	5 yr CDS		150,000	1.00%	3/20/17	6,468
MSC	5 yr CDS		40,000	1.00%	6/20/17	468
MSC	Republic of France 5 yr CDS		57,000	0.25%	12/20/16	(745)
	Republic of Italy
MSC	5 yr CDS		60,000	1.00%	9/20/16	2,741
MSC	5 yr CDS		32,000	1.00%	3/20/17	(518)
						$55,918

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CITI – Citigroup Global Markets
CVA – Dutch Certificate
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Growth Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities are valued using the evaluated mean. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the estimated lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$91,644,748
Aggregate unrealized appreciation	$14,237,390
Aggregate unrealized depreciation	(5,020,832)
Net unrealized appreciation	$9,216,558

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)
Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$4,289,665	$20,066	$4,309,731
Common Stock	49,012,312	24,434,716	3,724	73,450,752
Corporate Debt	37,572	12,061,976	-	12,099,548
Foreign Debt	-	2,545,363	-	2,545,363
Investment Companies	52,830	-	-	52,830
U.S. Treasury Obligations	-	2,963,569	-	2,963,569
Short-Term Investments	-	5,275,705	-	5,275,705
Other	94,130	69,678	-	163,808
Total	$49,196,844	$51,640,672	$23,790	$100,861,306

Foreign Currency Exchange
Contracts	$-	$(34,421)	$-	$(34,421)
Futures Contracts	1,371	-	-	1,371
Swap Contracts	-	55,918	-	55,918

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a), quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options written. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at September 30, 2011	-	$-
Options written	20	15,004
Options expired	(6)	(5,434)
Options terminated in closing purchase transactions	(14)	(9,570)
Options outstanding at June 30, 2012	-	$-

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of credit default swaps was $55,918. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 805,000 and USD 1,189,000 less the value of the contracts’ related reference obligations.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2012, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ schedule of investments.

Schedule of Investments (Unaudited)

Delaware Foundation® Moderate Allocation Fund

June 30, 2012

	Number of	Value
	Shares	(U.S. $)
Common Stock – 56.37%
U.S. Markets – 31.50%
Consumer Discretionary – 3.09%
†AFC Enterprises	7,440	$172,162
†Apollo Group Class A	15,975	578,135
†Bally Technologies	1,720	80,255
†BorgWarner	1,230	80,676
†Buffalo Wild Wings	1,510	130,826
CEC Entertainment	3,155	114,747
†Cheesecake Factory	3,240	103,550
Cinemark Holdings	5,060	115,621
Comcast Class A	35,200	1,125,344
Comcast Special Class	18,370	576,818
Cooper Tire & Rubber	6,230	109,274
DSW Class A	5,170	281,248
Ford Motor	33,160	318,004
†G-III Apparel Group	4,870	115,370
†Iconix Brand Group	8,635	150,853
†Jack in the Box	5,505	153,479
Jarden	8,060	338,681
Jones Group	3,680	35,181
†Jos. A Bank Clothiers	3,585	152,219
Lowe's	39,600	1,126,224
Macy's	8,550	293,693
†Madden (Steven)	4,955	157,321
McDonald's	5,620	497,539
National CineMedia	6,805	103,232
NIKE Class B	10,075	884,384
Nordstrom	6,520	323,979
†OpenTable	1,485	66,840
†Perry Ellis International	6,525	135,394
†priceline.com	2,400	1,594,848
Regal Entertainment Group Class A	5,730	78,845
†Shuffle Master	11,195	154,491
Staples	53,925	703,721
Starbucks	4,800	255,936
Starwood Hotels & Resorts Worldwide	575	30,498
Target	5,690	331,101
†Tenneco	4,530	121,495
Viacom Class B	8,800	413,776
		12,005,760
Consumer Staples – 2.90%
Archer-Daniels-Midland	55,980	1,652,530
Avon Products	68,300	1,107,143
Bunge	1,475	92,542
Casey's General Stores	3,565	210,299
Coca-Cola	3,880	303,377
CVS Caremark	34,950	1,633,214
†Fresh Market	1,800	96,534
General Mills	7,930	305,622
J&J Snack Foods	2,650	156,615
Kimberly-Clark	18,000	1,507,860
Kraft Foods	28,100	1,085,222
PepsiCo	8,490	599,903
†Prestige Brands Holdings	5,575	88,141
Procter & Gamble	10,780	660,275
Safeway	56,300	1,021,845
†Susser Holdings	5,300	197,001
Walgreen	19,300	570,894
		11,289,017
Energy – 3.07%
Baker Hughes	2,430	99,873
Berry Petroleum Class A	3,100	122,946

Bristow Group	3,175	129,127
†Carrizo Oil & Gas	5,035	118,373
Chevron	16,940	1,787,169
ConocoPhillips	15,800	882,904
EOG Resources	18,325	1,651,266
Exxon Mobil	10,860	929,290
Halliburton	39,100	1,110,049
Hess	4,400	191,180
†Key Energy Services	12,210	92,796
Kinder Morgan	34,975	1,126,895
Lufkin Industries	1,965	106,739
Marathon Oil	44,300	1,132,751
National Oilwell Varco	2,210	142,412
†Newfield Exploration	4,800	140,688
Occidental Petroleum	2,580	221,287
†Pioneer Drilling	14,200	113,174
†RigNet	5,835	101,471
†Rosetta Resources	3,165	115,966
Schlumberger	7,530	488,772
†Swift Energy	4,145	77,138
Williams	36,800	1,060,576
		11,942,842
Financials – 5.04%
Acadia Realty Trust	1,400	32,452
AFLAC	6,400	272,576
Allstate	32,200	1,129,897
American Equity Investment Life Holding	12,490	137,515
American Tower	575	40,198
Ameriprise Financial	4,480	234,125
Apartment Investment & Management	1,925	52,033
AvalonBay Communities	1,225	173,313
Bank of New York Mellon	54,100	1,187,494
†BBCN Bancorp	7,835	85,323
BlackRock	1,790	303,978
Boston Properties	2,075	224,868
Brandywine Realty Trust	2,975	36,712
BRE Properties	750	37,515
Camden Property Trust	1,350	91,355
Capital One Financial	5,350	292,431
Cardinal Financial	9,215	113,160
CBL & Associates Properties	1,150	22,471
City Holding	2,745	92,479
CME Group	3,875	1,038,925
Colonial Properties Trust	1,775	39,299
DCT Industrial Trust	21,765	137,120
DDR	5,750	84,180
Digital Realty Trust	1,200	90,084
Dime Community Bancshares	8,190	108,845
Douglas Emmett	1,325	30,608
Duke Realty	1,300	19,032
DuPont Fabros Technology	5,305	151,511
EastGroup Properties	4,180	222,794
Education Realty Trust	4,075	45,151
Entertainment Properties Trust	3,195	131,346
Equity Lifestyle Properties	650	44,831
Equity Residential	3,900	243,204
Essex Property Trust	500	76,960
Extra Space Storage	1,325	40,545
Federal Realty Investment Trust	750	78,068
Flushing Financial	8,950	121,989
General Growth Properties	2,700	48,843
HCP	4,675	206,401
Health Care REIT	2,025	118,058
Healthcare Realty Trust	1,175	28,012
Highwoods Properties	1,900	63,935
Home Bancshares	4,095	125,225
Home Properties	1,365	83,756
Host Hotels & Resorts	27,100	428,722
@Independent Bank	4,060	118,593
†IntercontinentalExchange	11,760	1,599,124
JPMorgan Chase	15,870	567,035
Kilroy Realty	1,550	75,036
Kimco Realty	3,775	71,838

LaSalle Hotel Properties	7,240	210,974
Lexington Realty Trust	3,925	33,245
Liberty Property Trust	2,375	87,495
Macerich	2,750	162,388
Marsh & McLennan	33,500	1,079,704
National Retail Properties	6,260	177,095
Park National	1,995	139,151
†Piper Jaffray	3,840	89,971
Primerica	5,450	145,679
ProAssurance	1,420	126,508
Progressive	56,725	1,181,581
ProLogis	4,675	155,350
Prosperity Bancshares	2,920	122,728
Prudential Financial	6,050	293,002
PS Business Parks	600	40,632
Public Storage	1,450	209,395
Ramco-Gershenson Properties Trust	1,650	20,741
Rayonier	675	30,308
Regency Centers	1,975	93,951
Simon Property Group	3,925	610,966
SL Green Realty	1,350	108,324
Sovran Self Storage	3,530	176,818
State Street	6,200	276,768
†Strategic Hotels & Resorts	4,450	28,747
†Sunstone Hotel Investors	2,450	26,926
Susquehanna Bancshares	14,230	146,569
Tanger Factory Outlet Centers	2,250	72,113
Taubman Centers	700	54,012
†Texas Capital Bancshares	2,505	101,177
Travelers	22,290	1,422,993
Trustmark	4,215	103,183
UDR	2,525	65,246
Ventas	3,300	208,296
Vornado Realty Trust	2,025	170,060
†WageWorks	2,080	31,325
Walter Investment Management	1,000	23,440
Webster Financial	6,260	135,592
Wells Fargo	20,020	669,469
		19,630,887
Healthcare – 3.96%
Abbott Laboratories	7,230	466,118
†Acorda Therapeutics	4,285	100,955
†Air Methods	1,870	183,728
†Align Technology	5,475	183,194
Allergan	17,675	1,636,174
Baxter International	20,800	1,105,520
Cardinal Health	26,000	1,092,000
†Celgene	4,400	282,304
Conmed	4,065	112,479
†CryoLife	11,085	57,975
†Express Scripts	7,700	429,891
†Gilead Sciences	7,370	377,934
†Greenway Medical Technologies	5,045	82,284
†Haemonetics	2,015	149,332
†Incyte	5,175	117,473
†InterMune	6,025	71,999
Johnson & Johnson	17,770	1,200,541
Medicis Pharmaceutical Class A	2,540	86,741
Merck	45,000	1,878,749
†Merit Medical Systems	9,630	132,990
†ONYX Pharmaceuticals	1,030	68,444
Perrigo	6,750	796,028
Pfizer	83,092	1,911,115
Quality Systems	4,505	123,933
Quest Diagnostics	19,100	1,144,090
†Quidel	7,655	120,030
†Salix Pharmaceuticals	820	44,641
†Spectrum Pharmaceuticals	9,620	149,687
Thermo Fisher Scientific	6,420	333,262
UnitedHealth Group	9,960	582,660
†Vertex Pharmaceuticals	4,200	234,864
West Pharmaceutical Services	3,110	157,024
		15,414,159

Industrials – 3.02%
AAON	6,105	115,079
Acuity Brands	2,365	120,402
Applied Industrial Technologies	4,805	177,064
Barnes Group	5,635	136,874
Caterpillar	10,770	914,481
†Chart Industries	2,295	157,804
†Columbus McKinnon	6,515	98,311
†CRA International	3,400	49,946
Cummins	1,650	159,902
Deere	4,450	359,872
ESCO Technologies	3,200	116,608
†Esterline Technologies	3,005	187,362
Expeditors International of Washington	17,650	683,938
FedEx	2,260	207,039
Fluor	4,320	213,149
†FTI Consulting	2,725	78,344
General Electric	22,900	477,236
Granite Construction	3,923	102,430
Honeywell International	6,520	364,077
†Hub Group Class A	5,250	190,050
Hunt (J.B.) Transport Services	3,320	197,872
†Kadant	4,985	116,898
†KEYW Holding	8,610	86,444
†Kforce	10,220	137,561
Lockheed Martin	2,570	223,796
Manpower	3,020	110,683
McGrath RentCorp	3,120	82,680
†MYR Group	6,225	106,199
Northrop Grumman	18,500	1,180,114
Raytheon	20,400	1,154,436
Republic Services	4,570	120,922
Rockwell Collins	1,820	89,817
†RPX	3,525	50,584
†Tetra Tech	4,415	115,143
†Titan Machinery	4,545	138,032
Towers Watson Class A	3,900	233,610
Triumph Group	4,955	278,818
Union Pacific	3,420	408,040
United Stationers	5,155	138,927
United Technologies	6,760	510,583
URS	3,760	131,149
US Ecology	6,300	111,762
Waste Management	33,100	1,105,540
		11,739,578
Information Technology – 7.74%
†Adobe Systems	38,050	1,231,679
Adtran	4,695	141,742
†Amkor Technology	14,685	71,663
Anixter International	2,150	114,058
†Apple	8,045	4,698,279
†Applied Micro Circuits	16,010	91,577
†BMC Software	30,125	1,285,735
†Cirrus Logic	4,285	128,036
Cisco Systems	72,950	1,252,552
†Citrix Systems	1,800	151,092
†Cognizant Technology Solutions Class A	4,740	284,400
†comScore	4,325	71,190
†Dell	11,450	143,354
†eBay	3,030	127,290
†EMC	17,550	449,807
†EPAM Systems	3,510	59,635
†ExlService Holdings	2,710	66,774
†FARO Technologies	3,420	143,914
†Google Class A	3,385	1,963,536
Intel	57,300	1,527,044
International Business Machines	1,130	221,005
Intuit	23,900	1,418,465
†IXYS	8,315	92,879
j2 Global	5,100	134,742
†Liquidity Services	2,150	110,059
†LogMeln	3,730	113,840
MasterCard Class A	4,185	1,800,009

Microsoft	28,300	865,697
Motorola Solutions	22,514	1,083,149
†NETGEAR	2,720	93,867
†Nuance Communications	5,960	141,967
Plantronics	3,955	132,097
†Polycom	30,175	317,441
QUALCOMM	39,395	2,193,513
†QuinStreet	6,300	58,338
†Rofin-Sinar Technologies	3,030	57,358
†Semtech	4,090	99,469
†Shutterfly	2,845	87,313
†SolarWinds	1,090	47,480
†SS&C Technologies Holdings	6,080	152,000
†Synaptics	3,570	102,209
Syntel	1,600	97,120
†TeleTech Holdings	7,315	117,040
†Teradata	14,450	1,040,545
Texas Instruments	3,900	111,891
†ValueClick	6,665	109,239
VeriSign	29,375	1,279,869
†ViaSat	2,420	91,403
Visa Class A	15,100	1,866,812
†Vocus	6,640	123,504
Xerox	140,600	1,106,522
†Yahoo	54,500	862,735
		30,132,934
Materials – 0.83%
Allegheny Technologies	2,920	93,119
Boise	14,065	92,548
Buckeye Technologies	2,235	63,675
†Castle (A.M.)	11,150	118,413
Celanese Class A	5,900	204,258
Cliffs Natural Resources	2,840	139,984
†Coeur d'Alene Mines	4,575	80,337
duPont (E.I.) deNemours	27,940	1,412,925
Eastman Chemical	4,430	223,139
†Ferro	21,315	102,312
Innophos Holdings	2,345	132,399
International Paper	7,530	217,692
Koppers Holdings	2,255	76,670
=∏†PT Holdings	35	0
Silgan Holdings	2,660	113,555
†TPC Group	2,270	83,877
†US Silica Holdings	6,625	74,598
		3,229,501
Telecommunication Services – 1.32%
AT&T	53,830	1,919,577
Atlantic Tele-Network	2,020	68,135
†Crown Castle International	32,475	1,904,983
NTELOS Holdings	3,880	73,138
Verizon Communications	26,100	1,159,883
		5,125,716
Utilities – 0.53%
AGL Resources	4,440	172,050
Cleco	3,680	153,934
Edison International	24,000	1,108,800
MDU Resources Group	9,380	202,702
NorthWestern	2,825	103,678
OGE Energy	4,210	218,036
UIL Holdings	2,770	99,332
		2,058,532
Total U.S. Markets (cost $93,248,749)		122,568,926

§Developed Markets – 18.37%
Consumer Discretionary – 2.90%
Adidas	3,580	256,496
Bayerische Motoren Werke	12,711	919,469
British Sky Broadcasting Group	22,400	244,195
Cie Financiere Richemont Class A	4,560	250,283
Crown	18,200	159,202
Don Quijote	28,600	984,989
Eutelsat Communications	4,500	138,368
GKN	59,000	167,270

Hennes & Mauritz Class B	4,500	161,428
LVMH Moet Hennessy Louis Vuitton	1,205	183,309
McDonald's Holdings Japan	4,800	135,102
Nitori Holdings	2,026	191,106
Pirelli & C	14,700	154,971
PPR	3,421	487,388
Publicis Groupe	17,944	820,286
Reed Elsevier	20,200	161,901
Shimamura	1,500	173,333
Shimano	2,800	183,576
Sky City Entertainment Group	56,200	153,500
Sumitomo Rubber Industries	40,941	533,254
Suzuki Motor	10,400	213,542
Swatch Group Bearer Shares	510	201,488
Techtronic Industries	698,500	886,877
Toyota Motor	51,789	2,090,318
Yamada Denki	2,690	137,724
Yamaha	16,700	171,853
Yue Yuen Industrial Holdings	357,500	1,124,003
		11,285,231
Consumer Staples – 2.78%
Anheuser-Busch InBev	6,200	488,603
Aryzta	34,041	1,693,666
Asahi Group Holdings	8,800	189,062
British American Tobacco	10,450	531,261
Carlsberg Class B	10,176	802,906
Coca-Cola Amatil	79,683	1,095,358
Danone	2,800	173,935
Diageo	14,600	376,303
Greggs	86,224	681,125
Imperial Tobacco Group	5,640	217,292
Japan Tobacco	10,400	308,107
Kao	8,800	242,690
Koninklijke Ahold	16,350	202,444
L'Oreal	2,220	259,639
Nestle	12,100	721,798
Reckitt Benckiser Group	5,930	313,432
SABMiller	4,030	161,683
Tate & Lyle	18,370	186,558
Tesco	267,407	1,299,509
Unilever	6,700	224,937
Unilever CVA	10,700	357,283
Woolworths	11,190	308,130
		10,835,721
Energy – 0.99%
Aker Solutions	12,000	170,032
AMEC	9,500	149,757
BG Group	17,500	358,239
†Lundin Petroleum	6,635	124,137
Noble	6,950	226,084
Petrofac	6,200	135,325
Saipem	4,800	213,672
Santos	17,200	189,488
Subsea 7	45,810	905,306
Technip	2,250	234,384
Total	24,942	1,122,125
=Veripos	4,103	11,026
		3,839,575
Financials – 1.68%
AIA Group	72,400	250,074
Alterra Capital Holdings	6,330	147,806
AXA	62,340	833,043
City Developments	20,000	178,250
Daito Trust Construction	1,900	180,105
Erste Group Bank	7,650	145,221
London Stock Exchange Group	8,800	138,919
Man Group	125,500	150,165
Mitsubishi UFJ Financial Group	255,673	1,224,897
Muenchener Rueckversicherungs	1,710	241,183
Nordea Bank	123,767	1,065,991
Oversea-Chinese Banking	28,000	195,770
Seven Bank	69,000	177,191
Sony Financial Holdings	8,700	141,999
Standard Chartered	66,735	1,449,636
Swire Properties	7,700	23,188
		6,543,438

Healthcare – 2.49%
†Alkermes	10,620	180,221
Coloplast Class B	940	168,953
CSL	7,500	304,302
Dainippon Sumitomo Pharma	15,000	153,260
Fresenius	2,235	231,306
GlaxoSmithKline	34,550	784,745
†ICON ADR	5,205	117,269
Luxottica Group	4,690	163,696
Meda Class A	59,341	565,341
Miraca Holdings	3,900	161,922
Novartis	20,113	1,124,071
Novo Nordisk ADR	8,425	1,224,489
Novo Nordisk Class B	3,060	443,639
Roche Holding	4,570	789,057
Sanofi	14,972	1,132,901
Santen Pharmaceutical	3,600	147,941
Shire	7,500	215,767
Teva Pharmaceutical Industries ADR	45,100	1,778,743
		9,687,623
Industrials – 2.75%
ABB	15,800	257,877
Aeroports de Paris	1,840	139,110
Aggreko	4,870	158,371
Alstom	25,716	813,263
Brambles	31,000	196,669
Central Japan Railway	24	189,021
Cie de Saint-Gobain	11,008	406,560
Deutsche Post	58,434	1,033,451
DSV	6,400	126,850
East Japan Railway	24,841	1,559,795
Elbit Systems	4,180	143,928
European Aeronautic Defence & Space	6,500	230,590
FANUC	900	147,943
G4S	39,780	173,853
Hoya	8,300	182,849
IHI	63,000	134,756
Invensys	45,700	159,271
ITOCHU	112,349	1,180,861
Keppel	24,000	196,589
Kone Class B	3,980	240,261
Koninklijke Philips Electronics	12,682	249,799
Kurita Water Industries	7,200	166,543
Mitsubishi Electric	28,000	234,261
QR National	49,000	171,694
Rolls-Royce Holdings	9,100	122,644
Sandvik	15,220	195,078
Schneider Electric	4,520	251,129
Swire Pacific Class A	16,000	186,094
Teleperformance	47,724	1,054,438
Volvo Class B	19,800	226,251
Yamato Holdings	11,400	183,560
		10,713,359
Information Technology – 0.99%
Accenture Class A	5,350	321,482
ASM Pacific Technology	10,850	138,689
ASML Holding	5,810	298,249
Avago Technologies	5,170	185,603
Canon	8,300	331,257
†CGI Group Class A	59,707	1,435,126
Computershare	18,300	139,919
†Foxconn International Holdings	335,000	122,385
†InterXion Holding	6,175	111,829
SAP	4,500	266,354
Seiko Epson	18,200	184,696
Tokyo Electron	3,200	150,064
Trend Micro	5,100	150,248
		3,835,901

Materials – 2.62%
Agrium	1,060	93,778
Air Liquide	2,550	291,411
Anglo American	6,150	202,115
Anglo American ADR	10,900	178,527
†AuRico Gold	121,930	979,704
BASF	6,480	450,387
BHP Billiton Limited	21,000	684,219
Israel Chemicals	23,900	264,435
Johnson Matthey	4,000	138,715
Kansai Paint	16,000	171,453
Lafarge	9,331	416,525
Lonmin	16,200	197,060
Newcrest Mining	9,650	224,632
Rexam	239,946	1,583,576
Rio Tinto	23,740	1,128,175
Rio Tinto Limited	3,150	184,981
Sika Bearer Shares	87	167,928
Sumitomo Chemical	63,000	193,653
Syngenta	480	164,247
Syngenta ADR	14,750	1,009,490
Umicore	3,730	172,382
Yamana Gold	84,744	1,307,724
		10,205,117
Telecommunication Services – 0.67%
BT Group	91,200	302,184
China Mobile ADR	10,925	597,270
KDDI	28	180,626
Tele2 Class B	11,600	179,630
Vodafone Group	360,644	1,013,650
Vodafone Group ADR	11,510	324,352
		2,597,712
Utilities – 0.50%
Centrica	40,200	200,992
National Grid	151,841	1,609,163
Shikoku Electric Power	6,400	136,047
		1,946,202
Total Developed Markets (cost $66,767,902)		71,489,879

XEmerging Markets – 6.50%
Consumer Discretionary – 0.44%
Grupo Televisa ADR	29,150	626,142
Hyundai Home Shopping Network	4,296	421,905
Hyundai Motor	1,251	257,730
LG Electronics	3,206	173,358
Mahindra & Mahindra	19,388	249,226
		1,728,361
Consumer Staples – 0.81%
Brazil Foods ADR	14,960	227,242
China Mengniu Dairy	64,000	169,472
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,100	283,929
Fomento Economico Mexicano ADR	4,525	403,856
†Hypermarcas	49,300	290,455
@Lotte Chilsung Beverage	324	417,129
@Lotte Confectionery	218	299,073
Tingyi Cayman Islands Holding	95,816	246,861
Tsingtao Brewery	44,162	252,354
United Spirits	22,220	275,263
Wal-Mart de Mexico Series V	102,496	274,134
		3,139,768
Energy – 1.08%
CNOOC ADR	1,540	309,925
Gazprom ADR	47,730	453,216
LUKOIL ADR	6,800	381,344
PetroChina ADR	2,300	297,022
Petroleo Brasileiro SA ADR	52,000	976,040
†Polski Koncern Naftowy Orlen	14,377	161,919
PTT	29,991	305,779
#Reliance Industries GDR 144A	24,258	645,685
Rosneft Oil GDR	40,600	255,722
Sasol ADR	6,700	284,415
YPF ADR	9,600	118,560
		4,189,627

Financials – 1.06%
Banco Santander Brasil ADR	31,350	242,963
Bangkok Bank	52,722	321,567
China Construction Bank	419,449	289,787
=†#@Etalon Group GDR 144A	16,400	89,380
ICICI Bank ADR	6,700	217,147
Industrial & Commercial Bank of China	739,800	414,723
Itau Unibanco Holding ADR	23,700	329,904
@KB Financial Group ADR	16,589	542,308
Samsung Life Insurance	4,543	372,552
=Sberbank	153,957	410,573
Standard Bank Group	34,233	464,456
†@UEM Land Holdings	463,623	307,371
VTB Bank GDR	38,300	136,039
		4,138,770
Industrials – 0.31%
All America Latina Logistica	46,293	195,505
Gol Linhas Aereas Inteligentes ADR	32,600	143,766
@KCC	1,759	432,728
Santos Brasil Participacoes	13,400	199,203
United Tractors	104,469	240,368
		1,211,570
Information Technology – 1.06%
†Baidu ADR	2,500	287,450
Hon Hai Precision Industry	232,377	704,749
LG Display ADR	19,300	182,385
MediaTek	24,005	222,391
Samsung Electronics	1,197	1,272,084
†Sina	4,300	222,783
†Sohu.com	6,600	294,624
Taiwan Semiconductor Manufacturing	83,069	228,093
Taiwan Semiconductor Manufacturing ADR	17,700	247,092
United Microelectronics	928,000	405,244
†WNS Holdings ADR	7,025	68,353
		4,135,248
Materials – 0.76%
Anglo American Platinum	3,509	209,163
ArcelorMittal South Africa	31,132	200,227
Braskem ADR	14,475	192,662
†Cemex ADR	44,550	299,822
Fibria Celulose ADR	43,690	327,238
@Gerdau	18,000	129,714
Gerdau ADR	21,600	189,216
Impala Platinum Holdings	12,046	200,193
Siam Cement NVDR	10,300	103,490
Steel Authority of India	67,087	110,587
Ultratech Cement	11,461	314,018
Vale ADR	33,525	665,471
		2,941,801
Telecommunication Services – 0.98%
America Movil ADR	14,200	370,052
China Telecom	576,000	252,832
China Unicom Hong Kong ADR	31,743	398,375
Chunghwa Telecom ADR	11,060	347,616
KT ADR	33,850	446,143
Mobile Telesystems ADR	13,600	233,920
MTN Group	14,778	256,124
SK Telecom ADR	50,000	605,000
Telefonica Brasil ADR	11,205	277,212
Turkcell Iletisim Hizmet ADR	20,650	259,158
Vodacom Group	32,723	373,030
		3,819,462
Total Emerging Markets (cost $27,532,434)		25,304,607
Total Common Stock (cost $187,549,085)		219,363,412

Convertible Preferred Stock – 0.17%
Apache 6.00% exercise price $109.12, expiration date 8/1/13	1,800	90,432
Aspen Insurance Holdings 5.625% exercise price $29.28, expiration date 12/31/49	1,957	108,736
Bank of America 7.25% exercise price $50.00, expiration date 12/31/49	28	27,307
#Chesapeake Energy 144A 5.75% exercise price $27.90, expiration date 12/31/49	25	21,344
HealthSouth 6.50% exercise price $30.50, expiration date 12/31/49	147	155,856
PPL 9.50% exercise price $28.80, expiration date 7/1/13	2,300	122,958
SandRidge Energy 8.50% exercise price $8.01, expiration date 12/31/49	583	62,928
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	72	81,000
Total Convertible Preferred Stock (cost $693,898)		670,561

Exchange-Traded Funds – 0.03%
iShares MSCI EAFE Growth Index		1,770	94,801
iShares MSCI Japan Index Fund		4,100	38,581
Total Exchange-Traded Funds (cost $127,420)			133,382

		Principal
		Amount°
Agency Asset-Backed Securities – 0.02%
Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	63,272	63,366
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.585% 11/25/32		10,922	10,087
Total Agency Asset-Backed Securities (cost $73,687)			73,453

Agency Collateralized Mortgage Obligations – 0.24%
Fannie Mae REMICs
Series 1996-46 ZA 7.50% 11/25/26		44,714	52,048
Series 2003-26 AT 5.00% 11/25/32		202,244	213,765
Series 2003-122 AJ 4.50% 2/25/28		22,792	23,151
Series 2010-41 PN 4.50% 4/25/40		120,000	134,472
Series 2010-96 DC 4.00% 9/25/25		5,000	5,458
Freddie Mac REMICs
Series 1730 Z 7.00% 5/15/24		34,339	39,520
Series 4065 DE 3.00% 6/15/32		30,000	30,224
GNMA Series 2010-113 KE 4.50% 9/20/40		295,000	338,315
NCUA Guaranteed Notes Series 2010-C1 A2 2.90% 10/29/20		100,000	106,625
Total Agency Collateralized Mortgage Obligations (cost $893,012)			943,578

Agency Mortgage-Backed Securities – 5.77%
Fannie Mae 6.50% 8/1/17		27,473	30,321
Fannie Mae Relocation 30 yr 5.00% 1/1/36		22,442	24,070
Fannie Mae S.F. 15 yr
4.00% 11/1/25		356,616	384,499
5.00% 9/1/18		34,175	37,003
5.50% 6/1/22		5,642	6,170
Fannie Mae S.F. 15 yr TBA
3.00% 7/1/27		2,257,000	2,364,559
3.00% 8/1/27		1,780,000	1,861,490
3.00% 9/1/27		930,000	970,688
3.50% 8/1/27		7,429,000	7,787,681
Fannie Mae S.F. 20 yr 5.50% 8/1/28		38,964	42,569
Fannie Mae S.F. 30 yr
5.00% 2/1/35		13,403	14,585
5.00% 10/1/35		742,270	807,231
5.50% 2/1/37		120,088	131,197
5.50% 6/1/38		613,753	670,529
6.00% 9/1/36		53,581	59,046
6.00% 8/1/37		147,763	162,835
6.00% 4/1/38		425,034	467,457
6.00% 11/1/39		46,090	50,791
6.00% 4/1/40		98,748	108,781
6.00% 6/1/40		1,533,406	1,689,812
6.00% 1/1/40		399,031	439,732
6.00% 2/1/41		255,321	282,241
6.50% 2/1/36		68,782	78,151
7.50% 6/1/31		28,421	34,739
Fannie Mae S.F. 30 yr TBA
5.50% 8/1/42		109,000	118,844
5.50% 9/1/42		210,000	228,867
•Freddie Mac ARM
2.511% 7/1/36		40,229	42,838
2.56% 4/1/34		14,618	15,605
Freddie Mac S.F. 15 yr 5.00% 6/1/18		39,468	42,246
Freddie Mac S.F. 30 yr
3.50% 4/1/42		490,317	514,955
5.50% 7/1/38		114,944	124,966
5.50% 8/1/38		496,920	541,646
5.50% 12/1/39		95,032	103,407
5.50% 7/1/40		1,071,661	1,168,117
6.00% 8/1/38		192,262	213,285
6.00% 10/1/38		273,033	302,887
6.00% 5/1/40		431,318	473,358
7.00% 11/1/33		30,653	36,265
GNMA I S.F. 30 yr 7.50% 9/15/31		18,199	20,058
Total Agency Mortgage-Backed Securities (cost $22,378,685)			22,453,521

Commercial Mortgage-Backed Securities – 1.42%
#American Tower Trust Series 2007-1A AFX 144A 5.42% 4/15/37	100,000	106,081
BAML Commercial Mortgage Securities
•Series 2005-1 A5 5.342% 11/10/42	95,000	103,851
Series 2006-4 A4 5.634% 7/10/46	135,000	152,179
•Bear Stearns Commercial Mortgage Securities
Series 2004-PWR4 A3 5.468% 6/11/41	70,000	74,723
Series 2005-PW10 A4 5.405% 12/11/40	90,000	100,571
Series 2005-T20 A4A 5.298% 10/12/42	75,000	83,554
Series 2006-PW12 A4 5.901% 9/11/38	345,000	391,891
#CFCRE Commercial Mortgage Trust Series 2011-C1 A2 144A 3.759% 4/15/44	100,000	106,647
tCommercial Mortgage Pass Through Certificates
•Series 2005-C6 A5A 5.116% 6/10/44	85,000	93,862
Series 2006-C7 A2 5.69% 6/10/46	2,789	2,788
#Series 2010-C1 A1 144A 3.156% 7/10/46	130,392	136,672
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.593% 2/15/39	51,153	53,714
#DBUBS Mortgage Trust Series 2011-LC1A A3 144A 5.002% 11/10/46	315,000	356,163
Goldman Sachs Mortgage Securities II
•Series 2004-GG2 A5 5.279% 8/10/38	62,955	64,136
•Series 2004-GG2 A6 5.396% 8/10/38	220,000	235,655
Series 2005-GG4 A4 4.761% 7/10/39	240,000	258,564
Series 2005-GG4 A4A 4.751% 7/10/39	120,000	129,547
#Series 2010-C1 A2 144A 4.592% 8/10/43	165,000	183,435
•#Series 2010-C1 C 144A 5.635% 8/10/43	100,000	106,240
•#Series 2011-GC3 B 144A 5.361% 3/10/44	100,000	107,358
•#Series 2011-GC3 C 144A 5.728% 3/10/44	125,000	123,456
•JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP3 A4A 4.936% 8/15/42	125,000	137,617
Series 2005-LDP5 A4 5.362% 12/15/44	1,110,000	1,241,779
LB-UBS Commercial Mortgage Trust Series 2004-C1 A4 4.568% 1/15/31	90,000	94,355
Morgan Stanley Capital I
Series 2005-HQ6 A4A 4.989% 8/13/42	400,000	438,084
•Series 2007-T27 A4 5.824% 6/11/42	245,000	284,620
#OBP Depositor Trust Series 2010-OBP A 144A 4.646% 7/15/45	135,000	154,121
#WF-RBS Commercial Mortgage Trust Series 2011-C3 A4 144A 4.375% 3/15/44	180,000	197,590
Total Commercial Mortgage-Backed Securities (cost $5,084,866)		5,519,253

Convertible Bonds – 1.18%
AAR 1.75% exercise price $28.91, expiration date 1/1/26	112,000	111,160
Advanced Micro Devices
5.75% exercise price $20.13, expiration date 8/15/12	31,000	31,233
6.00% exercise price $28.08, expiration date 4/30/15	193,000	195,653
#Alaska Communications System Group 144A 6.25% exercise price $10.28, expiration date 4/27/18	105,000	74,025
Alcatel-Lucent USA 2.875% exercise price $15.35, expiration date 6/15/25	135,000	133,819
Alere 3.00% exercise price $43.98, expiration date 5/15/16	97,000	87,543
#Ares Capital 144A 5.75% exercise price $19.13, expiration date 2/1/16	123,000	125,768
ΦArvinMeritor 4.00% exercise price $26.73, expiration date 2/15/27	174,000	128,325
#BGC Partners 144A 4.50% exercise price $9.84, expiration date 7/13/16	55,000	51,425
Chesapeake Energy 2.25% exercise price $85.81, expiration date 12/15/38	60,000	48,525
#Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40	104,000	65,780
#Corporate Office Properties 144A 4.25% exercise price $48.00, expiration date 4/12/30	171,000	169,076
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16	50,000	35,000
#Gaylord Entertainment 144A 3.75% exercise price $27.25, expiration date 9/29/14	50,000	74,813
ΦGeneral Cable 4.50% exercise price $36.75, expiration date 11/15/29	79,000	77,321
Health Care REIT 3.00% exercise price $51.02, expiration date 11/30/29	76,000	90,345
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32	119,000	124,206
ΦHologic 2.00% exercise price $31.17, expiration date 2/27/42	41,000	38,181
#Illumina 144A 0.25% exercise price $83.55, expiration date 3/11/16	63,000	56,543
Intel 2.95% exercise price $29.96, expiration date 12/15/35	65,000	73,856
International Game Technology 3.25% exercise price $19.97, expiration date 5/1/14	90,000	99,788
Jefferies Group 3.875% exercise price $37.77, expiration date 11/1/29	143,000	129,951
L-3 Communications Holdings 3.00% exercise price $95.46, expiration date 8/1/35	134,000	131,320
Leap Wireless International 4.50% exercise price $93.21, expiration date 7/15/14	176,000	167,860
#Lexington Realty Trust 144A 6.00% exercise price $7.01, expiration date 1/11/30	80,000	105,000
LifePoint Hospitals 3.50% exercise price $51.79, expiration date 5/14/14	160,000	171,800
Linear Technology 3.00% exercise price $42.72, expiration date 5/1/27	201,000	208,537
Live Nation Entertainment 2.875% exercise price $27.14, expiration date 7/14/27	228,000	218,309
MGM Resorts International 4.25% exercise price $18.58, expiration date 4/10/15	103,000	104,674

Mylan 3.75% exercise price $13.32, expiration date 9/10/15	81,000	139,725
National Retail Properties 3.95% exercise price $23.55, expiration date 9/15/26	55,000	65,588
#Nuance Communications 144A 2.75% exercise price $32.30, expiration date 11/1/31	47,000	52,111
NuVasive
2.25% exercise price $44.74, expiration date 3/15/13	48,000	50,160
2.75% exercise price $42.13, expiration date 6/30/17	93,000	92,186
#Owens-Brockway Glass Container 144A 3.00% exercise price $47.47, expiration date 5/28/15	215,000	206,399
Pantry 3.00% exercise price $50.09, expiration date 11/15/12	153,000	153,383
Peabody Energy 4.75% exercise price $58.19, expiration date 12/15/41	17,000	13,876
PHH 4.00% exercise price $25.80, expiration date 9/1/14	173,000	172,784
Rovi 2.625% exercise price $47.36, expiration date 2/10/40	120,000	116,100
SanDisk 1.50% exercise price $52.37, expiration date 8/11/17	118,000	121,983
SBA Communications 4.00% exercise price $30.38, expiration date 10/1/14	29,000	56,079
Steel Dynamics 5.125% exercise price $17.55, expiration date 6/15/14	55,000	57,750
Transocean 1.50% exercise price $158.97, expiration date 12/15/37	51,000	51,000
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	76,000	106,210
Total Convertible Bonds (cost $4,497,373)		4,585,170

Corporate Bonds – 19.66%
Banking – 2.30%
Abbey National Treasury Services 4.00% 4/27/16	165,000	162,722
AgriBank 9.125% 7/15/19	325,000	420,726
Bank of America
3.75% 7/12/16	120,000	121,088
3.875% 3/22/17	285,000	290,640
5.70% 1/24/22	65,000	71,717
BB&T
3.95% 3/22/22	370,000	387,670
5.25% 11/1/19	219,000	247,860
•BB&T Capital Trust IV 6.82% 6/12/57	90,000	90,900
Capital One Capital V 10.25% 8/15/39	135,000	138,375
Citigroup 4.50% 1/14/22	135,000	139,705
City National 5.25% 9/15/20	190,000	202,410
•Fifth Third Capital Trust IV 6.50% 4/15/37	300,000	299,250
Goldman Sachs Group 5.75% 1/24/22	130,000	137,481
•#HBOS Capital Funding 144A 6.071% 6/29/49	140,000	92,400
#HSBC Bank 144A 4.75% 1/19/21	300,000	327,585
HSBC Holdings 4.00% 3/30/22	640,000	665,914
JPMorgan Chase 4.50% 1/24/22	150,000	161,898
JPMorgan Chase Bank 6.00% 10/1/17	285,000	319,455
JPMorgan Chase Capital XXV 6.80% 10/1/37	175,000	175,437
KeyBank 5.45% 3/3/16	290,000	322,258
KeyCorp 5.10% 3/24/21	165,000	184,354
Lloyds TSB Bank 4.20% 3/28/17	360,000	371,740
•National City Bank 0.838% 6/7/17	250,000	234,211
PNC Funding 5.125% 2/8/20	530,000	613,931
•#PNC Preferred Funding Trust II 144A 1.69% 3/29/49	300,000	222,618
•SunTrust Bank 0.757% 8/24/15	125,000	116,755
SunTrust Banks 3.50% 1/20/17	100,000	103,631
SVB Financial Group 5.375% 9/15/20	305,000	330,050
US Bank 6.30% 2/4/14	570,000	617,335
•USB Capital IX 3.50% 10/29/49	290,000	223,576
Wachovia
•0.837% 10/15/16	130,000	123,692
5.25% 8/1/14	115,000	122,739
Wachovia Bank 5.60% 3/15/16	265,000	296,833
Wells Fargo
2.10% 5/8/17	170,000	170,575
3.50% 3/8/22	220,000	226,836
Zions Bancorporation
4.50% 3/27/17	20,000	20,129
7.75% 9/23/14	182,000	197,489
		8,951,985
Basic Industry – 2.38%
AK Steel 7.625% 5/15/20	90,000	76,500
Alcoa
5.40% 4/15/21	415,000	413,960
6.75% 7/15/18	230,000	260,343
#Algoma Acquisition 144A 9.875% 6/15/15	77,000	65,643
#Anglo American Capital 144A 2.625% 4/3/17	470,000	469,463
ArcelorMittal
6.25% 2/25/22	260,000	255,100
9.85% 6/1/19	200,000	238,316

Barrick Gold
3.85% 4/1/22		1,010,000	1,047,798
5.25% 4/1/42		45,000	48,395
Barrick North America Finance 4.40% 5/30/21		100,000	107,982
BHP Billiton Finance USA 3.25% 11/21/21		115,000	120,256
#Cemex Espana Luxembourg 144A 9.25% 5/12/20		245,000	208,556
Century Aluminum 8.00% 5/15/14		114,000	113,430
CF Industries
6.875% 5/1/18		225,000	267,469
7.125% 5/1/20		111,000	135,420
Compass Minerals International 8.00% 6/1/19		90,000	96,863
Domtar 4.40% 4/1/22		145,000	142,342
Dow Chemical 8.55% 5/15/19		776,000	1,033,551
Eastman Chemical 3.60% 8/15/22		320,000	327,053
#FMG Resources August 2006 144A 6.875% 4/1/22		165,000	166,650
Freeport-McMoRan Copper & Gold 3.55% 3/1/22		240,000	236,609
Georgia-Pacific 8.00% 1/15/24		550,000	736,127
Headwaters 7.625% 4/1/19		170,000	167,875
Hexion U.S. Finance 8.875% 2/1/18		95,000	97,375
International Paper
4.75% 2/15/22		425,000	464,788
6.00% 11/15/41		90,000	101,837
9.375% 5/15/19		45,000	60,492
#LyondellBasell Industries 144A 5.75% 4/15/24		210,000	225,750
#MacDermid 144A 9.50% 4/15/17		26,000	27,300
Mohawk Industries 6.375% 1/15/16		37,000	40,978
Momentive Performance Materials 11.50% 12/1/16		75,000	56,250
#Murray Energy 144A 10.25% 10/15/15		97,000	85,603
Norcraft 10.50% 12/15/15		82,000	81,590
Nortek 8.50% 4/15/21		150,000	147,375
Novelis 8.75% 12/15/20		120,000	129,900
Ply Gem Industries 13.125% 7/15/14		72,000	73,260
Ryerson
•7.841% 11/1/14		8,000	7,680
12.00% 11/1/15		120,000	121,200
Smurfit Kappa Funding 7.75% 4/1/15		87,000	88,305
Steel Dynamics 7.75% 4/15/16		22,000	22,770
Teck Resources
3.00% 3/1/19		100,000	99,490
4.75% 1/15/22		55,000	59,212
Vale Overseas 4.375% 1/11/22		511,000	522,917
			9,249,773
Brokerage – 0.22%
•Bear Stearns 3.905% 12/7/12	AUD	430,000	438,539
Jefferies Group
6.25% 1/15/36	USD	35,000	31,850
6.45% 6/8/27		75,000	72,000
Lazard Group 6.85% 6/15/17		300,000	329,594
			871,983
Capital Goods – 0.52%
ABB Finance USA 2.875% 5/8/22		215,000	217,949
Anixter 10.00% 3/15/14		3,000	3,263
Berry Plastics 9.75% 1/15/21		125,000	136,563
Caterpillar 2.60% 6/26/22		120,000	119,947
#Consolidated Container 144A 10.125% 7/15/20		65,000	67,275
Embraer 5.15% 6/15/22		185,000	190,365
Energizer Holdings 4.70% 5/24/22		250,000	261,356
Koninklijke Philips Electronics
3.75% 3/15/22		190,000	197,598
5.00% 3/15/42		200,000	215,866
Kratos Defense & Security Solutions 10.00% 6/1/17		60,000	64,950
#Plastipak Holdings 144A 10.625% 8/15/19		67,000	76,296
Trimas 9.75% 12/15/17		53,000	58,565
#URS 144A 5.00% 4/1/22		200,000	197,930
#Votorantim Cimentos 144A 7.25% 4/5/41		200,000	202,000
			2,009,923
Consumer Cyclical – 1.06%
American Axle & Manufacturing 7.875% 3/1/17		152,000	157,320
Chrysler Group 8.25% 6/15/21		200,000	206,500
CKE Restaurants 11.375% 7/15/18		98,000	112,455
Dave & Buster's 11.00% 6/1/18		35,000	38,325
Delphi 6.125% 5/15/21		135,000	148,163
Dollar General 4.125% 7/15/17		45,000	45,844

Ford Motor 7.45% 7/16/31	263,000	330,723
Ford Motor Credit
#144A 3.984% 6/15/16	200,000	206,169
5.00% 5/15/18	215,000	228,842
12.00% 5/15/15	185,000	231,250
Hanesbrands 6.375% 12/15/20	115,000	121,613
Historic TW 6.875% 6/15/18	450,000	555,148
Host Hotels & Resorts
#144A 5.25% 3/15/22	95,000	97,850
5.875% 6/15/19	65,000	70,525
6.00% 11/1/20	85,000	92,650
Ingles Markets 8.875% 5/15/17	72,000	78,750
Lowe's 3.12% 4/15/22	245,000	251,207
Macy's Retail Holdings 5.90% 12/1/16	91,000	104,995
Meritor 8.125% 9/15/15	167,000	176,811
New Albertsons 7.25% 5/1/13	13,000	13,471
OSI Restaurant Partners 10.00% 6/15/15	75,000	77,345
#Rite Aid 144A 9.25% 3/15/20	35,000	35,175
#Sealy Mattress 144A 10.875% 4/15/16	19,000	20,663
Target 4.00% 7/1/42	225,000	222,590
Tomkins 9.00% 10/1/18	126,000	140,805
Tops Holding 10.125% 10/15/15	44,000	46,970
Wyndham Worldwide
5.625% 3/1/21	115,000	125,431
5.75% 2/1/18	180,000	200,375
		4,137,965
Consumer Non-Cyclical – 2.16%
Accellent 8.375% 2/1/17	70,000	71,225
Amgen 5.375% 5/15/43	255,000	276,915
#AMGH Merger Sub 144A 9.25% 11/1/18	105,000	109,725
#Aristotle Holding 144A
2.65% 2/15/17	160,000	162,955
3.50% 11/15/16	75,000	79,045
3.90% 2/15/22	90,000	93,473
4.75% 11/15/21	65,000	72,065
#BAT International Finance 144A 3.25% 6/7/22	295,000	292,153
Biomet
11.625% 10/15/17	67,000	72,611
PIK 10.375% 10/15/17	57,000	61,204
Bio-Rad Laboratories 8.00% 9/15/16	52,000	57,720
Boston Scientific 6.00% 1/15/20	220,000	262,785
#Brasil Foods 144A 5.875% 6/6/22	400,000	413,000
Cardinal Health
1.90% 6/15/17	65,000	65,564
3.20% 6/15/22	125,000	126,862
CareFusion 6.375% 8/1/19	380,000	448,822
Celgene 3.95% 10/15/20	235,000	247,282
Community Health Systems
8.00% 11/15/19	50,000	53,500
8.875% 7/15/15	10,000	10,275
Constellation Brands 6.00% 5/1/22	130,000	140,075
Del Monte 7.625% 2/15/19	120,000	121,650
GlaxoSmithKline Capital 2.85% 5/8/22	200,000	203,877
Jarden
6.125% 11/15/22	65,000	68,900
7.50% 1/15/20	25,000	27,438
#Kinetic Concepts 144A 12.50% 11/1/19	120,000	109,800
Kraft Foods
•1.344% 7/10/13	305,000	306,193
#144A 3.50% 6/6/22	235,000	241,652
#144A 5.00% 6/4/42	155,000	164,700
Kroger 3.40% 4/15/22	230,000	230,277
Molson Coors Brewing
3.50% 5/1/22	135,000	138,904
5.00% 5/1/42	85,000	92,199
#Multiplan 144A 9.875% 9/1/18	160,000	176,000
NBTY 9.00% 10/1/18	175,000	194,250
#Pernod-Ricard 144A
2.95% 1/15/17	300,000	303,994
5.50% 1/15/42	150,000	154,177
Quest Diagnostics 4.70% 4/1/21	330,000	368,127
Radnet Management 10.375% 4/1/18	52,000	52,260
#SABMiller Holdings 144A 2.45% 1/15/17	555,000	572,672

Safeway 4.75% 12/1/21	260,000	258,334
Scotts Miracle-Gro 6.625% 12/15/20	50,000	53,875
Tyson Foods 4.50% 6/15/22	240,000	248,400
WellPoint
3.125% 5/15/22	195,000	196,978
4.625% 5/15/42	110,000	113,860
#Woolworths 144A
3.15% 4/12/16	85,000	88,669
4.55% 4/12/21	105,000	116,736
Yale University 2.90% 10/15/14	230,000	242,527
Zimmer Holdings
3.375% 11/30/21	235,000	242,294
4.625% 11/30/19	180,000	204,592
		8,410,591
Energy – 3.20%
AmeriGas Finance
6.75% 5/20/20	95,000	97,138
7.00% 5/20/22	30,000	30,975
Antero Resources Finance 9.375% 12/1/17	44,000	48,840
Apache 4.75% 4/15/43	245,000	273,281
#CNOOC Finance 2012 144A 3.875% 5/2/22	235,000	243,552
Comstock Resources 7.75% 4/1/19	50,000	46,250
#Continental Resources 144A 5.00% 9/15/22	90,000	91,463
Copano Energy 7.75% 6/1/18	57,000	59,280
Devon Energy
3.25% 5/15/22	65,000	66,266
4.75% 5/15/42	70,000	73,751
Ecopetrol 7.625% 7/23/19	163,000	206,195
El Paso Pipeline Partners Operating 6.50% 4/1/20	420,000	489,542
•Enbridge Energy Partners 8.05% 10/1/37	350,000	379,587
Energy Transfer Partners 9.70% 3/15/19	105,000	134,807
#ENI 144A 4.15% 10/1/20	250,000	248,522
Enterprise Products Operating
•7.034% 1/15/68	345,000	369,573
9.75% 1/31/14	195,000	220,083
Forest Oil 7.25% 6/15/19	98,000	90,405
#Helix Energy Solutions Group 144A 9.50% 1/15/16	72,000	75,510
#Hercules Offshore 144A 10.50% 10/15/17	155,000	155,775
#Hilcorp Energy I 144A 7.625% 4/15/21	65,000	69,550
HollyFrontier 9.875% 6/15/17	82,000	90,610
Inergy 6.875% 8/1/21	65,000	65,325
Kinder Morgan Energy Partners
3.95% 9/1/22	360,000	365,464
9.00% 2/1/19	280,000	362,168
Linn Energy
#144A 6.25% 11/1/19	25,000	24,531
#144A 6.50% 5/15/19	35,000	34,825
8.625% 4/15/20	57,000	61,703
Lukoil International Finance 6.125% 11/9/20	225,000	237,083
Newfield Exploration 5.625% 7/1/24	45,000	46,069
#NFR Energy 144A 9.75% 2/15/17	92,000	76,820
NiSource Finance 5.80% 2/1/42	190,000	210,595
Occidental Petroleum 2.70% 2/15/23	245,000	247,096
Pemex Project Funding Master Trust 6.625% 6/15/35	85,000	101,575
#Pertamina Persero 144A 6.00% 5/3/42	340,000	337,450
Petrobras International Finance 5.375% 1/27/21	761,000	823,988
Petrohawk Energy 7.25% 8/15/18	220,000	247,716
Petroleos de Venezuela 9.00% 11/17/21	1,358,000	994,055
#Petroleos Mexicanos 144A 5.50% 6/27/44	270,000	276,750
Petroleum Development 12.00% 2/15/18	79,000	84,925
Plains All American Pipeline 8.75% 5/1/19	290,000	383,010
Pride International 6.875% 8/15/20	590,000	725,077
Quicksilver Resources 9.125% 8/15/19	75,000	65,625
Range Resources 5.00% 8/15/22	125,000	123,594
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16	117,332	125,985
#Samson Investment 144A 9.75% 2/15/20	35,000	34,869
SandRidge Energy
7.50% 3/15/21	40,000	39,700
#144A 8.125% 10/15/22	70,000	70,788
Talisman Energy 5.50% 5/15/42	285,000	293,829
•TransCanada PipeLines 6.35% 5/15/67	505,000	520,564
Transocean
5.05% 12/15/16	380,000	412,577
6.375% 12/15/21	135,000	154,689

Weatherford International
4.50% 4/15/22		320,000	328,603
9.625% 3/1/19		205,000	267,511
Williams Partners
4.00% 11/15/21		170,000	176,936
7.25% 2/1/17		240,000	287,856
#Woodside Finance 144A 8.75% 3/1/19		220,000	285,221
			12,455,527
Financials – 0.88%
#CDP Financial 144A
4.40% 11/25/19		250,000	283,031
5.60% 11/25/39		250,000	310,783
General Electric Capital
2.30% 4/27/17		115,000	115,909
#144A 3.80% 6/18/19		250,000	252,649
5.50% 2/1/17	NZD	130,000	108,975
5.875% 1/14/38	USD	60,000	69,122
6.00% 8/7/19		595,000	697,221
•7.125% 12/15/49		100,000	106,038
#Hyundai Capital Services 144A 3.50% 9/13/17		200,000	201,925
•#ILFC E-Capital Trust I 144A 4.28% 12/21/65		250,000	169,835
International Lease Finance
5.875% 4/1/19		70,000	70,164
6.25% 5/15/19		138,000	140,622
8.25% 12/15/20		245,000	281,180
8.75% 3/15/17		50,000	56,375
#IPIC GMTN 144A 5.50% 3/1/22		200,000	219,000
John Deere Capital 2.80% 1/27/23		200,000	201,181
Nuveen Investments 10.50% 11/15/15		135,000	137,700
			3,421,710
Insurance – 0.67%
Alleghany 4.95% 6/27/22		125,000	127,614
American International Group
4.875% 6/1/22		70,000	71,766
5.85% 1/16/18		25,000	27,704
8.25% 8/15/18		145,000	175,475
•Chubb 6.375% 3/29/67		220,000	228,250
Coventry Health Care 5.45% 6/15/21		320,000	360,360
#Highmark 144A
4.75% 5/15/21		105,000	107,629
6.125% 5/15/41		40,000	42,913
•ING Groep 5.775% 12/29/49		110,000	94,050
#Liberty Mutual Group 144A
4.95% 5/1/22		290,000	288,756
6.50% 5/1/42		105,000	106,632
•7.00% 3/15/37		70,000	62,650
MetLife 6.40% 12/15/36		20,000	19,706
#MetLife Capital Trust X 144A 9.25% 4/8/38		400,000	491,999
#Metropolitan Life Global Funding I 144A 3.875% 4/11/22		100,000	104,042
Prudential Financial
3.875% 1/14/15		55,000	57,625
6.00% 12/1/17		105,000	120,913
=@‡t#Twin Reefs Pass-Through Trust 144A 0.00% 12/31/49		200,000	0
•XL Group 6.50% 12/31/49		140,000	114,450
			2,602,534
Media – 0.74%
Affinion Group 7.875% 12/15/18		120,000	102,900
CCO Holdings
7.00% 1/15/19		25,000	27,125
7.375% 6/1/20		20,000	22,075
Clear Channel Communications 9.00% 3/1/21		70,000	61,250
#Clear Channel Worldwide Holdings 144A 7.625% 3/15/20		100,000	98,050
Comcast 3.125% 7/15/22		175,000	176,200
DIRECTV Holdings 3.80% 3/15/22		725,000	734,667
DISH DBS
#144A 5.875% 7/15/22		135,000	137,025
7.875% 9/1/19		73,000	84,498
Interpublic Group 4.00% 3/15/22		270,000	274,659
#Nara Cable Funding 144A 8.875% 12/1/18		200,000	173,000
Nielsen Finance
11.50% 5/1/16		21,000	23,993
11.625% 2/1/14		2,000	2,300

#Sinclair Television Group 144A 9.25% 11/1/17	72,000	79,920
#Sirius XM Radio 144A 8.75% 4/1/15	145,000	163,850
Time Warner
3.40% 6/15/22	80,000	80,842
4.90% 6/15/42	60,000	61,119
Time Warner Cable 8.25% 4/1/19	160,000	209,355
#Univision Communications 144A 6.875% 5/15/19	125,000	129,375
#UPCB Finance III 144A 6.625% 7/1/20	150,000	153,000
#XM Satellite Radio 144A 13.00% 8/1/13	74,000	82,880
		2,878,083
Real Estate – 0.99%
Alexandria Real Estate Equities 4.60% 4/1/22	255,000	261,594
American Tower
4.70% 3/15/22	80,000	82,286
5.90% 11/1/21	500,000	557,418
Boston Properties 3.85% 2/1/23	190,000	192,191
Brandywine Operating Partnership 4.95% 4/15/18	190,000	194,820
Developers Diversified Realty
4.625% 7/15/22	65,000	64,278
4.75% 4/15/18	95,000	98,658
7.50% 4/1/17	40,000	45,937
7.875% 9/1/20	242,000	289,812
9.625% 3/15/16	72,000	87,526
Digital Realty Trust 5.25% 3/15/21	455,000	485,201
Host Hotels & Resorts 6.00% 10/1/21	118,000	130,095
Liberty Property 4.125% 6/15/22	115,000	116,285
Mack-Cali Realty 4.50% 4/18/22	170,000	174,771
#Qatari Diar Finance 144A 5.00% 7/21/20	113,000	127,125
Regency Centers
4.80% 4/15/21	80,000	85,703
5.875% 6/15/17	100,000	112,161
UDR 4.625% 1/10/22	385,000	408,540
•#USB Realty 144A 1.614% 12/22/49	100,000	74,289
#WEA Finance 144A 4.625% 5/10/21	255,000	269,982
		3,858,672
Services – 0.50%
#ADT 144A 3.50% 7/15/22	215,000	216,174
Ameristar Casinos 7.50% 4/15/21	135,000	145,125
Casella Waste Systems 11.00% 7/15/14	50,000	53,188
#Equinox Holdings 144A 9.50% 2/1/16	18,000	19,170
FTI Consulting 6.75% 10/1/20	50,000	53,000
Geo Group 6.625% 2/15/21	75,000	77,813
Iron Mountain 7.75% 10/1/19	30,000	32,550
M/I Homes 8.625% 11/15/18	110,000	114,125
Mobile Mini 6.875% 5/1/15	64,000	64,880
PHH 9.25% 3/1/16	235,000	250,862
Pinnacle Entertainment 8.75% 5/15/20	152,000	167,199
Republic Services 3.55% 6/1/22	150,000	151,937
Royal Caribbean Cruises 7.00% 6/15/13	26,000	27,170
RSC Equipment Rental 10.25% 11/15/19	91,000	102,830
Ryland Group 8.40% 5/15/17	72,000	81,900
Standard Pacific 10.75% 9/15/16	95,000	112,575
#United Air Lines 144A 12.00% 11/1/13	115,000	120,463
Western Union 3.65% 8/22/18	135,000	146,360
Wynn Las Vegas 7.75% 8/15/20	25,000	27,813
		1,965,134
Technology – 0.73%
Amkor Technology 7.375% 5/1/18	65,000	67,844
Avaya
#144A 7.00% 4/1/19	135,000	125,888
9.75% 11/1/15	125,000	104,063
10.125% 11/1/15	45,000	37,575
CDW 12.535% 10/12/17	75,000	81,750
Cisco Systems 4.45% 1/15/20	630,000	728,549
First Data
9.875% 9/24/15	90,000	91,575
11.25% 3/31/16	135,000	127,913
GXS Worldwide 9.75% 6/15/15	221,000	221,553
Jabil Circuit 7.75% 7/15/16	38,000	43,510
National Semiconductor 6.60% 6/15/17	345,000	426,946
#Samsung Electronics America 144A 1.75% 4/10/17	200,000	199,709
#Seagate Technology International 144A 10.00% 5/1/14	181,000	201,815

Symantec
2.75% 6/15/17		150,000	150,844
4.20% 9/15/20		165,000	169,076
#Unisys 144A 12.75% 10/15/14		40,000	43,800
			2,822,410
Telecommunications – 1.39%
#Brasil Telecom 144A
5.75% 2/10/22		216,000	220,644
9.75% 9/15/16	BRL	593,000	310,831
CenturyLink 5.80% 3/15/22	USD	315,000	314,160
#Clearwire Communications 144A 12.00% 12/1/15		224,000	204,345
#Crown Castle Towers 144A 4.883% 8/15/20		770,000	837,415
#Deutsche Telekom International Finance 144A
2.25% 3/6/17		300,000	296,762
3.125% 4/11/16		205,000	212,221
Frontier Communications 6.25% 1/15/13		4,000	4,103
Intelsat Jackson Holdings 7.25% 10/15/20		130,000	137,150
Level 3 Financing 10.00% 2/1/18		112,000	121,800
MetroPCS Wireless 6.625% 11/15/20		55,000	54,313
Motorola Solutions 3.75% 5/15/22		390,000	385,391
NII Capital 7.625% 4/1/21		134,000	115,575
PAETEC Holding 8.875% 6/30/17		67,000	72,528
Qwest 6.75% 12/1/21		150,000	169,077
Sprint Capital 8.75% 3/15/32		72,000	65,880
Sprint Nextel
6.00% 12/1/16		60,000	57,750
8.375% 8/15/17		65,000	66,950
#144A 9.125% 3/1/17		125,000	131,563
Telefonica Emisiones
5.462% 2/16/21		10,000	8,722
6.421% 6/20/16		280,000	268,919
Telesat Canada
#144A 6.00% 5/15/17		90,000	92,025
12.50% 11/1/17		44,000	49,280
Virgin Media Secured Finance 6.50% 1/15/18		490,000	535,324
#Vivendi 144A
3.45% 1/12/18		345,000	338,263
6.625% 4/4/18		205,000	226,871
West 7.875% 1/15/19		45,000	47,250
Windstream 8.125% 8/1/13		48,000	50,820
			5,395,932
Transportation – 0.24%
#Brambles USA 144A 3.95% 4/1/15		345,000	360,683
Burlington Northern Santa Fe 5.65% 5/1/17		30,000	35,211
#ERAC USA Finance 144A
2.75% 3/15/17		50,000	50,758
5.25% 10/1/20		260,000	290,041
#Penske Truck Leasing 144A 3.75% 5/11/17		200,000	201,796
			938,489
Utilities – 1.68%
AES 8.00% 6/1/20		75,000	86,438
Ameren Illinois 9.75% 11/15/18		480,000	648,216
#American Transmission Systems 144A 5.25% 1/15/22		365,000	412,108
Baltimore Gas & Electric 3.50% 11/15/21		140,000	148,195
#Calpine 144A 7.875% 7/31/20		85,000	94,138
CenterPoint Energy 5.95% 2/1/17		210,000	239,691
#Centrais Eletricas Brasileiras 144A 5.75% 10/27/21		464,000	509,471
CMS Energy
4.25% 9/30/15		125,000	130,585
6.25% 2/1/20		160,000	178,485
ComEd Financing III 6.35% 3/15/33		170,000	171,544
Detroit Edison 2.65% 6/15/22		85,000	85,705
GenOn Energy 9.875% 10/15/20		95,000	93,100
Great Plains Energy 5.292% 6/15/22		450,000	486,368
•Integrys Energy Group 6.11% 12/1/66		150,000	150,151
Ipalco Enterprises 5.00% 5/1/18		100,000	101,750
Jersey Central Power & Light 5.625% 5/1/16		65,000	74,541
LG&E & KU Energy
3.75% 11/15/20		145,000	148,821
4.375% 10/1/21		245,000	264,095
•NextEra Energy Capital Holdings 6.35% 10/1/66		325,000	331,806
NRG Energy 7.875% 5/15/21		85,000	86,275
PacifiCorp 2.95% 2/1/22		200,000	205,809
Pennsylvania Electric 5.20% 4/1/20		190,000	214,676

PPL Capital Funding
4.20% 6/15/22		60,000	60,314
•6.70% 3/30/67		110,000	109,973
Public Service Company of Oklahoma 5.15% 12/1/19		280,000	324,436
Puget Energy 6.00% 9/1/21		85,000	90,632
•Puget Sound Energy 6.974% 6/1/67		344,000	347,258
SCANA 4.125% 2/1/22		195,000	197,150
Southwest Gas 3.875% 4/1/22		110,000	116,172
•Wisconsin Energy 6.25% 5/15/67		405,000	421,639
			6,529,542
Total Corporate Bonds (cost $73,443,192)			76,500,253

Municipal Bond – 0.07%
Oregon State of Taxable Pension 5.892% 6/1/27		200,000	253,304
Total Municipal Bond (cost $200,000)			253,304

Non-Agency Asset-Backed Securities – 0.55%
•Ally Master Owner Trust Series 2011-1 A1 1.112% 1/15/16		195,000	196,276
•American Express Credit Account Master Trust Series 2010-1 B 0.842% 11/16/15		100,000	100,200
#Avis Budget Rental Car Funding AESOP Series 2011-2A A 144A 2.37% 11/20/14		120,000	122,333
#Cabela's Master Credit Card Trust Series 2012-1A A1 144A 1.63% 2/18/20		165,000	167,027
Capital One Multi-Asset Execution Trust Series 2007-A7 A7 5.75% 7/15/20		165,000	200,385
CenterPoint Energy Transition Bond Series 2012-1 A2 2.161% 10/15/21		105,000	108,274
#CIT Equipment Collateral Series 2010-VT1A A3 144A 2.41% 5/15/13		12,950	12,972
Citibank Credit Card Issuance Trust Series 2007-A3 A3 6.15% 6/15/39		80,000	108,375
Discover Card Master Trust Series 2007-A1 A1 5.65% 3/16/20		105,000	127,125
#Enterprise Fleet Financing Series 2012-1 A2 144A 1.14% 11/20/17		200,000	200,059
#Ford Auto Securitization Trust Series 2011-R1A A3 144A 3.02% 2/15/16	CAD	100,000	100,192
•Ford Credit Floorplan Master Owner Trust Series 2009-2 A 1.792% 9/15/14	USD	100,000	100,323
#Golden Credit Card Trust Series 2012-2A A1 144A 1.77% 1/15/19		150,000	152,373
Mid-State Trust Series 11 A1 4.864% 7/15/38		77,666	79,630
•Residential Asset Securities Series 2006-KS3 AI3 0.415% 4/25/36		159,157	146,372
#Sonic Capital Series 2011-1A A2 144A 5.438% 5/20/41		82,238	86,496
•#Trafigura Securitisation Finance Series 2012-1A A 144A 2.642% 10/15/15		135,000	135,446
Total Non-Agency Asset-Backed Securities (cost $2,075,097)			2,143,858

Non-Agency Collateralized Mortgage Obligations – 0.11%
American Home Mortgage Investment Trust Series 2005-2 5A1 5.064% 9/25/35		36,842	35,374
Bank of America Alternative Loan Trust
Series 2005-3 2A1 5.50% 4/25/20		93,128	94,199
Series 2005-6 7A1 5.50% 7/25/20		10,358	10,324
•Bank of America Mortgage Securities Series 2003-D 1A2 2.997% 5/25/33		374	296
•ChaseFlex Trust Series 2006-1 A4 6.23% 6/25/36		110,000	85,947
•#GSMPS Mortgage Loan Trust 144A Series 1998-3 A 144A 7.75% 9/19/27		33,659	35,696
•MASTR ARM Trust Series 2005-6 7A1 5.318% 6/25/35		87,320	87,206
•#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35		35,288	35,632
•Wells Fargo Mortgage-Backed Securities Trust Series 2006-AR5 2A1 2.615% 4/25/36		35,396	27,853
Total Non-Agency Collateralized Mortgage Obligations (cost $371,632)			412,527

ΔRegional Bonds – 1.26%
Australia – 0.81%
New South Wales Treasury 6.00% 4/1/19	AUD	943,000	1,106,838
Queensland Treasury
6.00% 9/14/17	AUD	402,000	459,216
6.25% 6/14/19	AUD	1,260,000	1,485,679
Western Australia Treasury 7.00% 7/15/21	AUD	91,000	114,737
			3,166,470
Canada – 0.45%
Province of Ontario 3.15% 6/2/22	CAD	701,000	711,590
Province of Quebec 4.25% 12/1/21	CAD	953,000	1,049,475
			1,761,065
Total Regional Bonds (cost $4,732,169)			4,927,535

«Senior Secured Loans – 2.34%
Bausch & Lomb Tranche B 4.75% 4/17/19	USD	170,000	169,363
BNY ConvergEx Group
8.75% 12/16/17		88,053	83,650
(EZE Castle Software) 8.75% 11/29/17		36,947	35,100
Brock Holdings III
10.00% 2/15/18		65,000	64,350
Tranche B 6.00% 2/15/17		62,276	62,185
Burlington Coat Factory 5.75% 5/1/17		485,939	484,386
Caesars Entertainment Operating Tranche B6 5.494% 1/28/18		622,000	555,524
Cengage Learning Acquisitions 7.50% 7/7/14		321,624	308,055
Chrysler Group 6.00% 4/28/17		511,047	515,519

Clear Channel Communications Tranche A 3.639% 7/30/14		449,894	412,026
Consolidated Container 5.75% 9/28/14		75,000	74,756
Delos Aircraft 4.75% 3/17/16		570,000	572,613
Delta Air Lines Tranche B 5.50% 3/29/17		153,773	153,822
Emdeon Tranche B 5.00% 11/2/18		154,226	154,460
First Data
5.00% 3/24/17		689,313	658,722
Tranche B2 2.995% 9/24/14		65,000	62,742
Frac Tech International Tranche B 6.25% 4/19/16		81,950	75,078
GenOn Energy Tranche B 6.00% 6/20/17		123,120	122,313
Hologic 7.50% 4/29/19		120,000	120,300
Houghton International Tranche B1 6.75% 1/11/16		68,825	69,341
IASIS Healthcare Tranche B 5.00% 4/18/18		169,571	166,815
Immucor Tranche B 7.25% 7/2/18		213,587	215,122
Intelsat Jackson Holdings Tranche B 5.25% 4/3/18		80,000	80,075
Knology Tranche B 4.00% 8/8/17		195,000	194,735
Lawson Software Tranche B 6.25% 3/16/18		545,000	548,703
Level 3 Financing Tranche B2 5.75% 4/11/18		245,000	245,421
Lord & Taylor 5.75% 12/2/18		79,800	79,958
Multiplan 4.75% 8/26/17		81,462	80,622
Nuveen Investments
5.863% 5/13/17		189,834	187,318
8.25% 3/1/19		270,000	271,519
OSI Restaurant Partners
2.563% 6/13/14		321,058	316,844
2.593% 6/14/13		31,856	31,438
PQ 6.74% 7/30/15		140,000	133,416
Protection One 5.75% 3/31/19		155,000	154,805
Remy International Tranche B 6.25% 12/16/16		120,199	120,500
Reynolds Group Holdings Tranche C 6.50% 7/7/18		422,566	426,857
Sensus USA 2nd Lien 8.50% 4/13/18		165,000	164,588
Toys R US Tranche B 6.00% 9/1/16		183,365	173,051
Univision Communications 4.489% 3/29/17		447,656	424,680
Visant 5.25% 12/31/16		127,556	124,089
Zayo Group Tranche B 7.125% 3/18/19		195,000	196,010
Total Senior Secured Loans (cost $9,064,096)			9,090,871

ΔSovereign Bonds – 3.28%
Brazil – 0.15%
Federal Republic of Brazil
5.625% 1/7/41		231,000	284,477
8.875% 10/14/19		200,000	284,500
			568,977
Canada – 0.14%
Canadian Government
3.75% 6/1/19	CAD	203,000	229,327
4.00% 6/1/17	CAD	291,000	322,714
			552,041
Chile – 0.14%
Chile Government International 5.50% 8/5/20	CLP	256,000,000	547,582
			547,582
Colombia – 0.08%
Colombia Government International 6.125% 1/18/41	USD	228,000	297,540
			297,540
Finland – 0.06%
Finland Government 4.00% 7/4/25	EUR	156,000	232,469
			232,469
Germany – 0.03%
Deutschland Republic 2.50% 1/4/21	EUR	94,404	130,513
			130,513
Indonesia – 0.21%
Indonesia Treasury Bonds
7.00% 5/15/22	IDR	2,854,000,000	323,694
11.00% 11/15/20	IDR	1,824,000,000	256,645
#Republic of Indonesia 144A 5.25% 1/17/42	USD	235,000	247,044
			827,383
Malaysia – 0.02%
Malaysia Government 4.262% 9/15/16	MYR	281,000	92,539
			92,539
Mexico – 0.17%
Mexican Bonos
6.50% 6/10/21	MXN	1,195,500	97,345
8.50% 5/31/29	MXN	4,159,300	381,311
Mexico Government International 4.75% 3/8/44	USD	180,000	194,400
			673,056

Norway – 0.79%
Norwegian Government
3.75% 5/25/21	NOK	1,091,000	211,406
4.25% 5/19/17	NOK	1,193,000	226,322
4.50% 5/22/19	NOK	6,318,000	1,255,932
5.00% 5/15/15	NOK	7,438,000	1,376,960
			3,070,620
Panama – 0.12%
Republic of Panama
6.70% 1/26/36	USD	60,000	81,300
7.125% 1/29/26		100,000	135,500
7.25% 3/15/15		57,000	65,265
8.875% 9/30/27		116,000	180,670
			462,735
Peru – 0.15%
Republic of Peru
5.625% 11/18/50		80,000	97,400
7.125% 3/30/19		386,000	497,940
			595,340
Philippines – 0.14%
Republic of Philippines
5.00% 1/13/37		200,000	218,500
6.50% 1/20/20		100,000	124,750
9.50% 10/21/24		132,000	200,640
			543,890
Poland – 0.08%
Poland Government
5.00% 10/24/13	PLN	172,000	51,852
5.25% 10/25/17	PLN	883,000	270,901
			322,753
Republic of Korea – 0.05%
Korea Treasury Inflation Linked 2.75% 6/10/20	KRW	180,704,805	179,696
			179,696
Russia – 0.12%
Russian-Eurobond 7.50% 3/31/30	USD	378,761	455,683
			455,683
South Africa – 0.37%
#Eskom Holdings 144A 5.75% 1/26/21		258,000	283,477
South Africa Government
7.25% 1/15/20	ZAR	923,000	113,719
8.00% 12/21/18	ZAR	7,051,000	914,207
10.50% 12/21/26	ZAR	880,000	130,962
			1,442,365
Turkey – 0.06%
Turkey Government International 5.625% 3/30/21	USD	200,000	219,250
			219,250
United Kingdom – 0.34%
United Kingdom Gilt
4.00% 3/7/22	GBP	381,910	718,816
4.25% 12/7/27	GBP	119,000	231,558
4.50% 3/7/19	GBP	91,000	173,270
4.75% 3/7/20	GBP	100,000	195,171
			1,318,815
Uruguay – 0.06%
Republic of Uruguay 8.00% 11/18/22	USD	177,750	251,072
			251,072
Total Sovereign Bonds (cost $12,387,930)			12,784,319

Supranational Banks – 0.10%
International Bank for Reconstruction & Development
3.375% 4/30/15	NOK	1,500,000	261,587
3.625% 6/22/20	NOK	790,000	138,569
Total Supranational Banks (cost $394,910)			400,156

U.S. Treasury Obligations – 4.00%
U.S. Treasury Bond 3.125% 2/15/42	USD	4,230,000	4,543,946
U.S. Treasury Notes
∞0.625% 5/31/17		170,000	169,243
0.75% 6/30/17		4,710,000	4,715,520
1.75% 5/15/22		6,095,000	6,145,473
Total U.S. Treasury Obligations (cost $15,540,078)			15,574,182

		Number of
		Shares
Preferred Stock – 0.34%
Alabama Power 5.625%		4,955	126,600
BB&T 5.85%		4,275	112,219
•PNC Financial Services Group
6.125%		5,000	131,750
8.25%		115,000	119,366
•U.S. Bancorp
3.50%		600	474,000
6.00%		5,000	136,900
Volkswagen		1,400	221,703
Total Preferred Stock (cost $1,239,110)			1,322,538

Warrant – 0.01%
†Kinder Morgan		19,136	41,334
Total Warrant (cost $34,253)			41,334

		Principal
		Amount°
Short-Term Investments – 6.69%
≠Discount Notes – 4.92%
Fannie Mae
0.07% 7/25/12	USD	1,063,552	1,063,503
0.10% 8/20/12		1,834,594	1,834,495
Federal Home Loan Bank
0.02% 7/5/12		2,952,655	2,952,649
0.05% 7/31/12		2,341,099	2,341,061
0.06% 7/27/12		4,678,165	4,678,099
0.065% 7/25/12		4,170,550	4,170,496
0.07% 8/2/12		1,805,576	1,805,515
0.08% 8/1/12		285,034	285,025
			19,130,843
Repurchase Agreements – 1.77%
Bank of America 0.12%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $5,744,522
(collateralized by U.S. government obligations 0.875%-1.00%
12/31/16-3/31/17; market value $5,859,354)		5,744,464	5,744,464

BNP Paribas 0.10%, dated 6/29/12, to be
repurchased on 7/2/12, repurchase price $1,148,902
(collateralized by U.S. government obligations 1.375%-2.50%
2/15/13-11/30/15; market value $1,171,871)		1,148,893	1,148,893
			6,893,357
Total Short-Term Investments (cost $26,023,658)			26,024,200
Total Value of Securities – 103.61%
(cost $366,804,151)			403,217,407
«Liabilities Net of Receivables and Other Assets – (3.61%)			(14,039,068)
Net Assets Applicable to 35,304,740 Shares Outstanding – 100.00%			$389,178,339

†Non income producing security.
@Illiquid security. At June 30, 2012, the aggregate value of illiquid securities was $2,336,296, which represented 0.60% of the Fund’s net assets. See Note 5 in "Notes."
∏Restricted security. This investment is in a security not registered under the Securities Act of 1933, as amended, and has certain restrictions on resale which may limit its liquidity. At June 30, 2012, the aggregate value of the restricted security was $0, which represented 0.00% of the Fund’s net assets.
§Developed Markets – countries that are thought to be most developed and therefore less risky than emerging markets.
=Security is being fair valued in accordance with the Fund’s fair valuation policy. At June 30, 2012, the aggregate value of fair valued securities was $389,178,339, which represented 0.11% of the Fund’s net assets. See Note 1 in "Notes."
XEmerging Markets – developing countries with relatively low per capita income, often with above-average economic growth potential but with more risk.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2012, the aggregate value of Rule 144A securities was $22,838,506, which represented 5.87% of the Fund’s net assets. See Note 5 in "Notes."
°Principal amount is stated in the currency in which each security is denominated.
•Variable rate security. The rate shown is the rate as of June 30, 2012. Interest rates reset periodically.
tPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
ϕStep coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at June 30, 2012.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at June 30, 2012.
∞Fully or partially pledged as collateral for futures contracts.
≠The rate shown is the effective yield at time of purchase.
«Includes foreign currency valued at $986,754 with a cost of $966,636.

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at June 30, 2012:1

Foreign Currency Exchange Contracts

						Unrealized
	Contracts to					Appreciation
Counterparty	Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
BAML	AUD	199,476	USD	(194,272)	7/13/12	$9,671
BAML	BRL	280,022	USD	(136,264)	7/13/12	2,760
BAML	CLP	(40,492,000)	USD	79,027	7/13/12	(1,903)
BAML	EUR	(1,220,726)	USD	1,535,270	7/13/12	(9,066)
BAML	HUF	(492,902,700)	USD	2,083,827	7/13/12	(93,802)
BAML	JPY	(5,562,111)	USD	70,045	7/13/12	448
BAML	MXN	(4,418,793)	USD	325,911	7/13/12	(4,762)
BAML	NOK	(1,541,117)	USD	255,936	7/13/12	(2,635)
BAML	NZD	(72,415)	USD	54,410	7/13/12	(3,488)
BAML	ZAR	(926,000)	USD	110,267	7/13/12	(2,856)
BCLY	AUD	(440,135)	USD	428,969	7/13/12	(21,022)
BCLY	JPY	13,699,746	USD	(172,424)	7/13/12	(1,002)
BCLY	PLN	(1,709,450)	USD	500,000	7/13/12	(12,051)
CITI	EUR	(554,276)	USD	697,591	7/13/12	(3,621)
CITI	HUF	(116,864,250)	USD	500,000	7/13/12	(16,303)
CITI	JPY	13,717,452	USD	(172,792)	7/13/12	(1,149)
GSC	BRL	1,730,886	USD	(840,302)	7/13/12	19,039
GSC	GBP	(196,782)	USD	308,751	7/13/12	582
GSC	NOK	(387,520)	USD	64,501	7/13/12	(518)
HSBC	AUD	(379,429)	USD	380,036	7/3/12	(8,271)
HSBC	AUD	(745,398)	USD	726,837	7/13/12	(35,252)
HSBC	CAD	512,216	USD	(498,298)	7/13/12	4,677
HSBC	EUR	(56,625)	USD	71,246	7/13/12	(391)
HSBC	GBP	(98,000)	USD	152,405	7/13/12	(1,068)
HSBC	JPY	29,188,490	USD	(367,024)	7/13/12	(1,796)
HSBC	NOK	(3,534,416)	USD	589,050	7/13/12	(3,960)
JPMC	BRL	869,750	USD	(424,890)	7/13/12	6,918
JPMC	CAD	(442,153)	USD	430,528	7/13/12	(3,648)
JPMC	CHF	485,024	USD	(508,030)	7/13/12	2,931
JPMC	EUR	(230,598)	USD	290,139	7/13/12	(1,590)
JPMC	IDR	(498,730,000)	USD	51,843	7/13/12	(1,157)
JPMC	NOK	(3,513,819)	USD	584,613	7/13/12	(4,940)
MNB	AUD	(11,905)	USD	12,116	7/5/12	(62)
MNB	CAD	(48,490)	USD	46,810	7/3/12	(816)
MNB	CHF	(16,325)	USD	17,244	7/5/12	50
MNB	DKK	(12,616)	USD	2,154	7/5/12	7
MNB	EUR	57,581	USD	(71,745)	7/3/12	1,093
MNB	EUR	(12,153)	USD	15,422	7/5/12	46
MNB	GBP	(26,469)	USD	41,556	7/5/12	107
MNB	JPY	15,260,396	USD	(192,245)	7/3/12	(1,324)
MNB	JPY	(5,751,222)	USD	72,453	7/5/12	498
MNB	KRW	11,231,113	USD	(9,805)	7/2/12	33
MNB	KRW	6,135,566	USD	(5,379)	7/3/12	(5)
MNB	NOK	(8,096)	USD	1,365	7/5/12	6
MNB	SEK	(38,870)	USD	5,635	7/5/12	20
MSC	BRL	867,098	USD	(424,365)	7/13/12	6,127
MSC	EUR	(602,255)	USD	758,335	7/13/12	(3,575)
MSC	GBP	(150,266)	USD	235,702	7/13/12	379
MSC	JPY	(4,754,070)	USD	59,851	7/13/12	364
MSC	NOK	(3,709,187)	USD	617,207	7/13/12	(5,125)
MSC	PLN	(1,708,955)	USD	500,000	7/13/12	(11,903)
UBS	ZAR	(2,104,625)	USD	255,655	7/3/12	(1,852)
						$(205,157)

Futures Contracts

				Unrealized
	Notional			Appreciation
Contracts to Buy (Sell)	Cost (Proceeds)	Notional Value	Expiration Date	(Depreciation)
18 Long Gilt	$3,332,715	$3,357,687	9/26/12	$24,972

Swap Contracts
CDS Contracts

						Unrealized
	Swap			Annual Protection	Termination	Appreciation
Counterparty	Referenced Obligation	Notional Value		Payments	Date	(Depreciation)
	Protection Purchased:
	ITRAXX Europe Subordinate Financials 17.1
BAML	5 yr CDS	EUR	1,615,000	5.00%	6/20/17	$114,948
BAML	Kingdom of Spain 5 yr CDS	USD	380,000	1.00%	12/20/15	20,061
	ITRAXX Europe Subordinate Financials 17.1
BCLY	5 yr CDS	EUR	2,220,000	5.00%	6/20/17	157,329
BCLY	Kingdom of Belgium 5 yr CDS	USD	260,000	1.00%	6/20/17	(5,340)
	Kingdom of Spain
BCLY	5 yr CDS		375,000	1.00%	3/20/15	34,257
BCLY	5 yr CDS		190,000	1.00%	3/21/16	11,051
	Republic of France
BCLY	5 yr CDS		530,000	0.25%	9/20/16	(6,875)
BCLY	5 yr CDS		435,000	0.25%	6/20/17	(4,064)
GSC	Republic of France 5 yr CDS		227,000	0.25%	9/20/16	(2,566)
	ITRAXX Europe Crossover 17.1
JPMC	5 yr CDS	EUR	815,000	5.00%	6/20/17	10,850
JPMC	Kingdom of Spain 5 yr CDS	USD	330,000	1.00%	3/20/17	18,543
JPMC	MeadWestvaco 5 yr CDS		185,000	1.00%	12/20/16	(5,777)
	Republic of France
JPMC	5 yr CDS		378,000	0.25%	9/20/16	(4,818)
JPMC	5 yr CDS		347,000	0.25%	6/20/17	(5,454)
	ITRAXX Europe Crossover 16.1
MSC	5 yr CDS	EUR	1,210,000	5.00%	12/20/16	(10,838)
	Japan
MSC	5 yr CDS	USD	350,000	1.00%	9/20/16	(6,171)
MSC	5 yr CDS		594,000	1.00%	3/20/17	(14,925)
	Kingdom of Belgium
MSC	5 yr CDS		750,000	1.00%	12/20/16	(27,484)
MSC	5 yr CDS		233,000	1.00%	3/20/17	(10,023)
	Kingdom of Spain
MSC	5 yr CDS		507,000	1.00%	6/20/16	42,411
MSC	5 yr CDS		1,000,000	1.00%	3/20/17	43,246
MSC	5 yr CDS		260,000	1.00%	6/20/17	3,042
MSC	Republic of France 5 yr CDS		485,000	0.25%	12/20/16	(6,339)
	Republic of Italy
MSC	5 yr CDS		400,000	1.00%	9/20/16	18,274
MSC	5 yr CDS		233,000	1.00%	3/20/17	(3,769)
						$359,569
	Protection Sold / Moody’s Rating:
JPMC	Georgia Pacific 5 yr CDS / Baa	USD	185,000	1.00%	12/20/16	$4,753
Total						$364,322

The use of foreign currency exchange contracts, futures contracts and swaps contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1See Note 3 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipt
ARM – Adjustable Rate Mortgage
AUD – Australian Dollar
BAML – Bank of America Merrill Lynch
BCLY – Barclays Bank
BRL – Brazilian Real
CAD – Canadian Dollar
CDS – Credit Default Swap
CHF – Swiss Franc
CLP – Chilean Peso
CITI – Citigroup Global Markets
CLP – Chilean Peso
CVA – Dutch Certificate
DKK – Danish Kroner
EUR – European Monetary Unit
GBP – British Pound Sterling
GDR – Global Depositary Receipt
GNMA – Government National Mortgage Association
GSC – Goldman Sachs Capital
GSMPS – Goldman Sachs Reforming Mortgage Securities

HKD – Hong Kong Dollar
HSBC – Hong Kong Shanghai Bank
HUF – Hungarian Forint
IDR – Indonesia Rupiah
JPMC – JPMorgan Chase Bank
JPY – Japanese Yen
KRW – South Korean Won
MNB – Mellon National Bank
MSC – Morgan Stanley Capital
MXN – Mexican Peso
MYR – Malaysian Ringgit
NCUA – National Credit Union Administration
NOK – Norwegian Kroner
NVDR – Non-Voting Depositary Receipt
NZD – New Zealand Dollar
PIK – Pay-in-kind
PLN – Polish Zloty
REIT – Real Estate Investment Trust
REMIC – Real Estate Mortgage Investment Conduit
SEK – Swedish Kroner
S.F. – Single Family
TBA – To be announced
UBS – Union Bank of Switzerland
USD – United States Dollar
yr – year
ZAR – South African Rand

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Delaware Group® Foundation Funds – Delaware Foundation® Moderate Allocation Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap (CDS) contracts are valued based upon valuation provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term debt securities are valued using the evaluated mean. Open-end investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities generally, as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (September 30, 2008–September 30, 2011), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Fund may purchase certain U.S. government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on June 29, 2012.

To Be Announced Trades – The Fund may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (e.g., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by the Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by the Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other – Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the estimated lives of the respective securities using the effective interest method. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends and interest have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, annually. The Fund may distribute income dividends and capital gains more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

2. Investments
At June 30, 2012, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At June 30, 2012, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$369,221,932
Aggregate unrealized appreciation	$49,233,265
Aggregate unrealized depreciation	(15,237,790)
Net unrealized appreciation	$33,995,475

For federal income tax purposes, at September 30, 2011, capital loss carryforwards of $6,190,481 may be carried forward and applied against future capital gains. Such capital loss carryforwards will expire as follows: $5,141,336 expires in 2016, $368,871 expires in 2017 and $680,274 expires in 2018.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2 –

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair value securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Agency, Asset-Backed &
Mortgage-Backed Securities	$-	$31,310,553	$235,637	$31,546,190
Common Stock	145,303,818	74,048,568	11,026	219,363,412
Corporate Debt	171,432	90,675,423	-	90,846,855
Foreign Debt	-	18,112,010	-	18,112,010
Investment Companies	133,382	-	-	133,382
Municipal Bond	-	253,304	-	253,304

U.S. Treasury Obligations	-	15,574,182	-	15,574,182
Short-Term Investments	-	26,024,200	-	26,024,200
Other	1,022,803	341,069	-	1,363,872
Total	$146,631,435	$256,339,309	$246,663	$403,217,407

Foreign Currency Exchange
Contracts	$-	$(205,157)	$-	$(205,157)
Futures Contracts	24,972	-	-	24,972
Swap Contracts	-	364,322	-	364,322

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets.

During the period ended June 30, 2012, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a material impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

In May 2011, the Financial Accounting Standards Board (FASB) issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. ASU No. 2011-04 requires reporting entities to disclose: i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, and ii) for Level 3 fair value measurements: (a), quantitative information about significant unobservable inputs used, (b) a description of the valuation processes used by the reporting entity and (c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011.

3. Derivatives
U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity's results of operations and financial position.

Foreign Currency Exchange Contracts – The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts – The Fund may use futures in the normal course of pursuing its investment objective and strategies. The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts – During the period ended June 30, 2012, the Fund entered into options contracts in the normal course of pursuing its investment objective and strategies. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund's exposure to changes in securities prices and foreign currencies; as an efficient means of adjusting the Fund's overall exposure to certain markets; to protect the value of portfolio securities; to increase yield during low interest rate environments; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options written. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the period ended June 30, 2012 for the Fund were as follows:

	Number of contracts	Premiums
Options outstanding at September 30, 2011	-	$-
Options written	149	158,600
Options expired	(69)	(63,530)
Options terminated in closing purchase transactions	(80)	(95,070)
Options outstanding at June 30, 2012	-	$-

Swap Contracts – The Fund may enter into CDS contracts in the normal course of pursuing its investment objective and strategies. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular referenced security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the period ended June 30, 2012, the Fund entered into CDS contracts as a purchaser and seller of protection. Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. At June 30, 2012, the net unrealized appreciation of credit default swaps was $364,322. The Fund has posted $100,000 as cash collateral for certain open derivatives, which is presented as restricted cash on the Statement of Net Assets. If a credit event had occurred for all open swap transactions where collateral posting was required as of June 30, 2012, the Fund would have received EUR 5,860,000 and USD 8,264,000 less the value of the contracts’ related reference obligations. The Fund received $764,000 in securities collateral for certain open derivatives.

As disclosed in the footnotes to the schedule of investments, at June 30, 2012, the notional value of the protection sold was $185,000, which reflects the maximum potential amount the Fund would have been required to make as a seller of credit protection if a credit event had occurred. The quoted market prices and resulting market values for credit default swap agreements on securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative if the swap agreement has been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. At June 30, 2012, the net unrealized appreciation of the protection sold was $4,753.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Swaps Generally. Because there are generally no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC) that participate in BNY Mellon's securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in a Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall. During the period ended June 30, 2012, the Fund had no securities out on loan.

5. Credit and Market Risk
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in market’s perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse effect on the Fund’s yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund invests in high yield fixed income securities, which carry ratings of BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

6. Subsequent Events
Management has determined that no material events or transactions occurred that would require recognition or disclosure in the Funds’ schedule of investments.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: